OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2010

Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia-Pacific Real Estate Fund
ING Diversified International Fund
ING Emerging Countries Fund
ING European Real Estate Fund
ING Foreign Fund
ING Global Bond Fund
ING Global Equity Dividend Fund
ING Global Natural Resources Fund
ING Global Real Estate Fund
ING Global Value Choice Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Real Estate Fund
ING International SmallCap Multi-Manager Fund
ING International Value Choice Fund
ING Russia Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of January 31, 2010 (Unaudited)

Shares		Value
COMMON STOCK: 58.0%
	Australia: 1.2%
5,700	Lend Lease Corp. Ltd.	$47,037
		47,037
	China: 0.4%
17,000	Sino-Ocean Land Holdings Ltd.	13,741
		13,741
	Hong Kong: 26.0%
20,602	Cheung Kong Holdings Ltd.	242,414
4,400	Great Eagle Holding Co.	10,714
7,000	Hang Lung Group Ltd.	31,376
20,000	Hang Lung Properties Ltd.	67,882
18,600	Henderson Land Development Co. Ltd.	117,057
22,600	Hongkong Land Holdings Ltd.	105,416
9,000	Kerry Properties Ltd.	39,810
8,000	Sino Land Co.	13,161
24,100	Sun Hung Kai Properties Ltd.	308,448
5,600	Wharf Holdings Ltd.	27,636
12,000	Wheelock & Co. Ltd.	31,260
		995,174
	Japan: 23.9%
920	Aeon Mall Co. Ltd.	16,691
5,900	Daiwa House Industry Co. Ltd.	62,044
21,000	Mitsubishi Estate Co. Ltd.	339,976
16,900	Mitsui Fudosan Co. Ltd.	284,227
12,000	Sumitomo Realty & Development Co. Ltd.	212,639
		915,577
	Singapore: 6.5%
24,000	Allgreen Properties Ltd.	19,844
52,150	CapitaLand Ltd.	141,775
7,000	City Developments Ltd.	53,049
10,000	Keppel Land Ltd.	23,132
9,000	Wing Tai Holdings Ltd.	12,515
		250,315
	Total Common Stock (Cost $2,171,412)	2,221,844
REAL ESTATE INVESTMENT TRUSTS: 39.8%
	Australia: 21.7%
30,000	CFS Retail Property Trust	49,276
75,400	Commonwealth Property Office Fund	60,409
129,700	Dexus Property Group	94,345
79,294	GPT Group	39,527
161,773	Macquarie Goodman Group	82,244
54,524	Mirvac Group	69,421
25,684	Stockland	84,038
31,661	Westfield Group	351,546
		830,806
	Hong Kong: 3.0%
47,000	Link Real Estate Investment Trust	112,770
		112,770
	Japan: 9.5%
2	Frontier Real Estate Investment Corp.	14,506
5	Japan Logistics Fund, Inc.	35,002
14	Japan Real Estate Investment Corp.	116,525
9	Japan Retail Fund Investment Corp.	41,756
8	Kenedix Realty Investment Corp.	22,689
3	Nippon Accommodations Fund, Inc.	16,164
4	Nippon Building Fund, Inc.	35,216
4	Orix JREIT, Inc.	19,606
6	Top REIT, Inc.	26,021
7	United Urban Investment Corp.	36,723
		364,208
	Singapore: 5.6%
31,000	Ascendas India Trust	21,493
19,133	Ascendas Real Estate Investment Trust	26,067
51,000	CapitaCommercial Trust	38,316
12,480	CapitaMall Trust	14,913
52,000	Fortune Real Estate Investment Trust	21,020
61,000	Frasers Centrepoint Trust	57,711
37,600	Suntec Real Estate Investment Trust	34,611
		214,131
	Total Real Estate Investment Trusts (Cost $1,337,814)	1,521,915

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

Shares				Value
MUTUAL FUNDS: 1.5%
		Australia: 1.5%
104,300	**	ING Office Fund		$55,827
		Total Mutual Funds (Cost $51,838)		55,827
		Total Long-Term Investments (Cost $3,561,064)		3,799,586
SHORT-TERM INVESTMENTS: 1.3%
		Affiliated Mutual Fund: 1.3%
51,018		ING Institutional Prime Money Market Fund - Class I		51,018
		Total Short-Term Investments (Cost $51,018)		51,018
		Total Investments in Securities
		(Cost $3,612,082)*	100.6%	$3,850,604
		Other Assets and Liabilities - Net	(0.6)	(23,035)
		Net Assets	100.0%	$3,827,569

	**	Investment in affiliate
	*	Cost for federal income tax purposes is $4,424,869.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$390,661
		Gross Unrealized Depreciation		(964,926)
		Net Unrealized Appreciation		$(574,265)

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Apartments	0.4%
Diversified	14.5
Holding Companies - Diversified	0.7
Home Builders	1.6
Lodging	1.4
Office Property	6.6
Open-End Funds	1.5
Real Estate	54.3
Shopping Centers	17.4
Warehouse/Industrial	0.9
Short-Term Investments	1.3
Other Assets and Liabilities - Net	(0.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2010
Asset Table
Investments, at value
Common Stock*	$—	$2,221,844	$—	$2,221,844
Real Estate Investment Trusts	21,493	1,500,422	—	1,521,915
Mutual Funds	—	55,827	—	55,827
Short-Term Investments	51,018	—	—	51,018
Total Investments, at value	$72,511	$3,778,093	$—	$3,850,604

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(102)	$—	$(102)
Total Liabilities	$—	$(102)	$—	$(102)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

At January 31, 2010 the following forward foreign currency contracts were outstanding for the ING Asia-Pacific Real Estate Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Singapore Dollar
SGD 81,643	BUY	2/4/10	58,157	$58,055	$(102)
					$(102)

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2010:

Derivatives Fair Value*
Foreign exchange contracts	$(102)
Total	$(102)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Diversified International Fund	as of January 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
1,855,821		ING Emerging Countries Fund - Class I		$44,799,516
3,146,157		ING Foreign Fund - Class I		40,805,651
2,296,543		ING Index Plus International Equity Fund - Class I		17,499,655
4,440,597		ING International Capital Appreciation Fund - Class I		40,098,589
1,421,762		ING International Real Estate Fund - Class I		10,904,914
743,896		ING International SmallCap Multi-Manager Fund - Class I		23,685,653
2,082,547		ING International Value Choice Fund - Class I		20,429,787
1,805,111		ING International Value Fund		19,856,216
		Total Investments in Affiliated Investment Companies
		(Cost $233,497,690)*	100.0%	$218,079,981
		Other Assets and Liabilities - Net	0.0	22,756
		Net Assets	100.0%	$218,102,737

	*	Cost for federal income tax purposes is $265,613,769.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,491,228
		Gross Unrealized Depreciation		(51,025,016)
		Net Unrealized Depreciation		$(47,533,788)

PORTFOLIO OF INVESTMENTS
ING Diversified International Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$218,079,981	$—	$—	$218,079,981
Total Investments, at value	$218,079,981	$—	$—	$218,079,981

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 93.0%
		Bermuda: 0.7%
14,142		Credicorp Ltd.	$1,055,417
			1,055,417
		Brazil: 15.8%
148,297		Banco Itau Holding Financeira S.A. ADR	2,841,371
155,050		Banco Santander Brasil S.A.	1,852,375
103,985	@	BR Malls Participacoes S.A.	1,130,871
10,289		Cia de Bebidas das Americas ADR	952,350
55,838		Cia Siderurgica Nacional S.A.	1,629,225
159,025		CIA Vale do Rio Doce	4,126,214
98,928		Localiza Rent a Car S.A.	1,035,989
6,935		Lojas Renner SA	132,372
126,067		Mrv Engenharia	812,580
236,579		OGX Petroleo e Gas Participacoes S.A.	2,108,502
33,362		Perdigao S.A.	799,095
159,933		Petroleo Brasileiro S.A.	3,242,779
59,969		Petroleo Brasileiro SA ADR	2,163,682
109,933		Vale S.A. ADR	2,835,172
			25,662,577
		Canada: 1.4%
165,386	@	Pacific Rubiales Energy Corp.	2,208,756
			2,208,756
		China: 12.2%
2,253	@	Baidu.com ADR	927,583
1,176,000		China Citic Bank	782,935
649,500		China Life Insurance Co. Ltd.	2,864,323
723,500		China Shenhua Energy Co. Ltd.	3,083,876
524,000		China Yurun Food Group Ltd.	1,468,289
27,200	@	Ctrip.com International Ltd. ADR	851,088
177,600		Dongfang Electrical Machinery Co. Ltd.	875,371
5,456,000	L	Industrial and Commercial Bank of China Ltd.	3,973,630
997,000	L	Parkson Retail Group Ltd.	1,703,537
1,036,000		Sino-Ocean Land Holdings Ltd.	837,398
2,139,000	L	Want Want China Holdings Ltd.	1,365,963
549,000		Yanzhou Coal Mining Co. Ltd.	1,071,739
			19,805,732
		Egypt: 1.4%
85,000		Commercial International Bank	912,975
28,200		Orascom Construction Industries	1,327,396
			2,240,371
		Hong Kong: 6.7%
102,000		Beijing Enterprises Holdings Ltd.	708,068
1,463,000		C C Land Holdings Ltd.	531,293
1,082,000		Chaoda Modern Agriculture	1,057,437
1,604,000		China Gas Holdings Ltd.	850,306
257,500		China Mobile Ltd.	2,419,143
589,840	L	China Overseas Land & Investment Ltd.	1,047,552
1,948,000	@	China Resources Cement Holdings Ltd.	825,472
1,582,000		CNOOC Ltd.	2,218,153
252,000		Shanghai Industrial Holdings Ltd.	1,169,424
			10,826,848
		Hungary: 1.7%
93,632	@, L	OTP Bank Nyrt	2,749,427
			2,749,427
		India: 3.9%
119,790		Bharti Airtel Ltd.	790,484
37,843		Housing Development Finance Corp.	1,947,479
30,611		ICICI Bank Ltd.	547,490
42,570		Larsen & Toubro Ltd.	1,309,384
8,843		Punjab National Bank Ltd.	171,580
72,664		Reliance Industries Ltd.	1,634,177
			6,400,594
		Indonesia: 2.9%
2,507,500		Bank Mandiri	1,242,453
2,549,000		Perusahaan Gas Negara PT	1,020,868
257,000		PT Astra International Tbk	982,487
1,438,000		Telekomunikasi Indonesia Tbk PT	1,427,871
			4,673,679
		Israel: 1.1%
32,652		Teva Pharmaceutical Industries Ltd. ADR	1,852,021
			1,852,021
		Italy: 0.8%
28,000		Tenaris SA ADR	1,232,000
			1,232,000
		Kazakhstan: 0.6%
64,276		Eurasian Natural Resources Corp.	923,106
			923,106

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		Luxembourg: 0.1%
5,431	@, L	Ternium SA ADR	$161,627
			161,627
		Malaysia: 0.6%
506,100		Genting Bhd	1,040,133
			1,040,133
		Mauritius: 0.5%
2,399,600		Golden Agri-Resources Ltd.	882,051
			882,051
		Mexico: 2.4%
43,419		America Movil SA de CV - Series L ADR	1,895,239
23,526		Fomento Economico Mexicano SA de CV ADR	991,856
230,397	@	Wal-Mart de Mexico SA de CV	1,021,462
			3,908,557
		Netherlands: 0.5%
26,800	@	X5 Retail Group N.V. GDR	862,960
			862,960
		Poland: 2.2%
61,700		Bank Pekao S.A.	3,563,002
			3,563,002
		Russia: 8.4%
67,574		Mechel OAO ADR	1,337,289
78,500	@	MMC Norilsk Nickel ADR	1,220,675
27,280		Mobile Telesystems Finance SA ADR	1,303,438
20,100		Novatek OAO GDR	1,423,809
58,101		OAO Gazprom ADR	1,408,848
453,270	@	OAO Rosneft Oil Co. GDR	3,530,973
1,169,690		Sberbank of Russian Federation	3,409,646
			13,634,678
		South Africa: 5.0%
56,474		Impala Platinum Holdings Ltd.	1,446,891
127,000		Imperial Holdings Ltd.	1,324,954
91,500		MTN Group Ltd.	1,306,220
47,700		Naspers Ltd.	1,681,385
132,000		Shoprite Holdings Ltd.	1,204,823
83,518		Standard Bank Group Ltd.	1,183,508
			8,147,781
		South Korea: 9.6%
10,214		GS Engineering & Construction Corp.	778,342
29,400	@	KB Financial Group, Inc.	1,267,060
100,940	@	Kia Motors Corp.	1,682,942
15,784		LG Electronics, Inc.	1,472,403
5,200		Posco	2,371,943
118,000		Pusan Bank	1,153,464
10,253		Samsung Electronics Co. Ltd.	6,889,102
			15,615,256
		Taiwan: 9.4%
511,000		Acer, Inc.	1,423,161
670,000		Cathay Financial Holding Co. Ltd.	1,129,771
2,000,000	@	Eva Airways Corp.	787,946
978,000		Far Eastern Textile Co. Ltd.	1,068,869
593,300		HON HAI Precision Industry Co. Ltd.	2,472,278
137,818		Hon Hai Precision Industry Co. Ltd. - GDR	1,259,072
105,644		MediaTek, Inc.	1,704,441
303,000		Taiwan Fertilizer Co. Ltd.	986,321
2,357,610		Taiwan Semiconductor Manufacturing Co. Ltd.	4,475,427
			15,307,286
		Thailand: 0.6%
145,000		PTT PCL	967,624
			967,624
		Turkey: 2.8%
1,092,915		Turkiye Garanti Bankasi A/S	4,583,782
			4,583,782
		United Kingdom: 1.7%
93,355		Antofagasta PLC	1,295,863
38,204	L	Vedanta Resources PLC	1,465,382
			2,761,245
		Total Common Stock (Cost $124,327,526)	151,066,510
EXCHANGE-TRADED FUNDS: 3.8%
		Emerging Markets: 1.9%
79,000		iShares MSCI Emerging Markets Index Fund	3,022,540
			3,022,540
		Hong Kong: 1.0%
939,400		iShares FTSE/Xinhua A50 CHINA Index ETF	1,580,196
			1,580,196
		South Korea: 0.9%
33,689		iShares MSCI South Korea Index Fund	1,530,828
			1,530,828
		Total Exchange-Traded Funds (Cost $5,882,218)	6,133,564

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2010 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 0.6%
		Brazil: 0.6%
62,000		CIA Energetica de Minas Gerais		$1,031,141
		Total Preferred Stock (Cost $1,016,689)		1,031,141
		Total Long-Term Investments (Cost $131,226,433)		158,231,215
SHORT-TERM INVESTMENTS: 4.6%
		Securities Lending Collateral(cc): 4.6%
7,314,180		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		7,314,180
161,615	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		129,292
		Total Short-Term Investments (Cost $7,475,795)		7,443,472
		Total Investments in Securities (Cost $138,702,228)*	102.0%	$165,674,687
		Other Assets and Liabilities - Net	(2.0)	(3,233,153)
		Net Assets	100.0%	$162,441,534

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	L	Loaned security, a portion or all of the security is on loan at January 31, 2010.
	I	Illiquid Security
	*	Cost for federal income tax purposes is $145,743,171.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$23,544,965
		Gross Unrealized Depreciation		(3,613,449)
		Net Unrealized Appreciation		$19,931,516

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	1.2%
Airlines	0.5
Apparel	0.7
Auto Manufacturers	1.0
Banks	18.5
Beverages	1.2
Building Materials	0.5
Chemicals	0.6
Coal	2.6
Commercial Services	0.6
Computers	0.9
Diversified Financial Services	2.0
Electric	0.6
Electrical Components & Equipment	1.4
Electronics	2.3
Engineering & Construction	2.1
Food	3.5
Gas	1.1
Holding Companies - Diversified	1.9
Home Builders	0.5
Insurance	2.5
Internet	1.1
Iron/Steel	3.4
Lodging	0.6
Media	1.0
Metal Fabricate/Hardware	0.8
Mining	8.2
Oil & Gas	12.9
Pharmaceuticals	1.1
Pipelines	0.5
Real Estate	1.8
Retail	2.4
Semiconductors	8.0
Telecommunications	5.6
Other Long-Term Investments	3.8
Short-Term Investments	4.6
Other Assets and Liabilities - Net	(2.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2010
Asset Table
Investments, at value
Common Stock
Bermuda	$1,055,417	$—	$—	$1,055,417
Brazil	22,821,206	2,841,371	—	25,662,577
Canada	2,208,756	—	—	2,208,756
China	1,778,671	18,027,061	—	19,805,732
Egypt	—	2,240,371	—	2,240,371
Hong Kong	825,472	10,001,376	—	10,826,848
Hungary	—	2,749,427	—	2,749,427
India	—	6,400,594	—	6,400,594
Indonesia	—	4,673,679	—	4,673,679
Israel	1,852,021	—	—	1,852,021
Italy	1,232,000	—	—	1,232,000
Kazakhstan	—	923,106	—	923,106
Luxembourg	161,627	—	—	161,627
Malaysia	—	1,040,133	—	1,040,133
Mauritius	—	882,051	—	882,051
Mexico	3,908,557	—	—	3,908,557
Netherlands	862,960	—	—	862,960
Poland	—	3,563,002	—	3,563,002
Russia	10,802,021	2,832,657	—	13,634,678
South Africa	—	8,147,781	—	8,147,781
South Korea	—	15,615,256	—	15,615,256
Taiwan	—	15,307,286	—	15,307,286
Thailand	—	967,624	—	967,624
Turkey	—	4,583,782	—	4,583,782
United Kingdom	—	2,761,245	—	2,761,245
Total Common Stock	47,508,708	103,557,802	—	151,066,510
Exchange-Traded Funds	6,133,564	—	—	6,133,564
Preferred Stock	—	1,031,141	—	1,031,141
Short-Term Investments	7,314,180	—	129,292	7,443,472
Total Investments, at value	$60,956,452	$104,588,943	$129,292	$165,674,687

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended January 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 1/31/2010
Asset Table
Investments, at value
Short-Term Investments	$—	$—	$—	$—	$—	$—	$129,292	$—	$129,292
Total Investments, at value	$—	$—	$—	$—	$—	$—	$129,292	$—	$129,292

As of January 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of January 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 26.9%
		Austria: 2.6%
3,310	@	Conwert Immobilien Invest AG	$38,233
15,643	@	Immoeast Immobilien Anlagen AG	75,939
			114,172
		Finland: 1.0%
11,240		Citycon OYJ	44,812
			44,812
		Germany: 0.6%
2,750	@	Deutsche Wohnen AG	27,947
			27,947
		Greece: 0.2%
1,530	@	Babis Vovos International Technical Co.	8,292
			8,292
		Italy: 1.0%
53,030		Beni Stabili S.p.A.	44,056
			44,056
		Norway: 2.2%
42,440	@	Norwegian Property ASA	95,863
			95,863
		Spain: 0.2%
3,020	@	Realia Business S.A.	7,088
			7,088
		Sweden: 6.1%
15,047		Castellum AB	135,925
5,220		Fabege AB	30,792
11,790		Hufvudstaden AB	86,524
875		Wihlborgs Fastigheter AB	16,601
			269,842
		Switzerland: 4.2%
3,257		Swiss Prime Site AG	183,351
			183,351
		United Kingdom: 8.8%
23,275		Atrium European Real Estate Ltd.	141,732
39,020		Grainger PLC	80,733
8,945		Helical Bar PLC	44,605
950	@	LXB Retail Properties PLC	1,473
32,947		Safestore Holdings Ltd.	71,793
10,880		Unite Group PLC	49,841
			390,177
		Total Common Stock (Cost $1,109,543)	1,185,600
REAL ESTATE INVESTMENT TRUSTS: 68.6%
		Belgium: 1.8%
190		Cofinimmo	25,596
1,121		Warehouses De Pauw SCA	51,791
			77,387
		France: 32.0%
214		Fonciere Des Regions	21,267
348		Gecina S.A.	34,494
483		ICADE	46,554
5,579		Klepierre	207,833
3,442		Mercialys	117,756
1,190		Societe Fonciere Lyonnaise SA	58,252
660		Societe Immobiliere de Location pour l’Industrie et le Commerce	75,884
3,920		Unibail	849,395
			1,411,435
		Germany: 0.2%
887		Alstria Office AG	10,029
			10,029
		Netherlands: 5.3%
2,487		Corio NV	152,654
1,070		Eurocommercial Properties NV	41,763
597		Vastned Retail NV	40,207
			234,624
		United Kingdom: 29.3%
3,270		Big Yellow Group PLC	16,365
40,275		British Land Co. PLC	279,463
6,660		Derwent Valley Holdings PLC	138,626
13,073		Great Portland Estates PLC	58,396
25,925		Hammerson PLC	155,760
9,192		Hansteen Holdings PLC	11,634
30,009		Land Securities Group PLC	304,587
11,131		Liberty International PLC	80,523

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
34,136		Segro PLC		$169,556
5,546		Shaftesbury PLC		33,581
20,066		Town Centre Securities PLC		45,745
				1,294,236
		Total Real Estate Investment Trusts (Cost $2,724,951)		3,027,711
MUTUAL FUNDS: 1.6%
		Luxembourg: 1.6%
11,175	@	Prologis European Properties		71,810
		Total Mutual Funds (Cost $51,178)		71,810
		Total Long-Term Investments (Cost $3,885,672)		4,285,121
SHORT-TERM INVESTMENTS: 1.4%
		Affiliated Mutual Fund: 1.4%
59,718		ING Institutional Prime Money Market Fund - Class I		59,718
		Total Short-Term Investments (Cost $59,718)		59,718
		Total Investments in Securities (Cost $3,945,390)*	98.5%	$4,344,839
		Other Assets and Liabilities - Net	1.5	68,021
		Net Assets	100.0%	$4,412,860

	@	Non-income producing security
	*	Cost for federal income tax purposes is $4,774,885.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$458,237
		Gross Unrealized Depreciation		(888,283)
		Net Unrealized Appreciation		$(430,046)

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Closed-End Funds	1.6%
Diversified	61.0
Engineering & Construction	0.2
Office Property	4.9
Real Estate	25.1
Shopping Centers	0.9
Storage	0.4
Storage/Warehousing	1.6
Warehouse/Industrial	1.4
Short-Term Investments	1.4
Other Assets and Liabilities - Net	1.5
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2010
Asset Table
Investments, at value
Common Stock
Austria	$—	$114,172	$—	$114,172
Finland	—	44,812	—	44,812
Germany	—	27,947	—	27,947
Greece	—	8,292	—	8,292
Italy	—	44,056	—	44,056
Norway	—	95,863	—	95,863
Spain	—	7,088	—	7,088
Sweden	—	269,842	—	269,842
Switzerland	—	183,351	—	183,351
United Kingdom	1,473	388,704	—	390,177
Total Common Stock	1,473	1,184,127	—	1,185,600
Real Estate Investment Trusts	10,029	3,017,682	—	3,027,711
Mutual Funds	—	71,810	—	71,810
Short-Term Investments	59,718	—	—	59,718
Total Investments, at value	$71,220	$4,273,619	$—	$4,344,839

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 95.3%
		Australia: 5.7%
150,479		Alumina Ltd.	$205,952
39,006		AMP Ltd.	214,635
106,339		Asciano Group	159,445
44,661		Australia & New Zealand Banking Group Ltd.	854,683
59,339		BHP Billiton Ltd.	2,062,892
75,377		BlueScope Steel Ltd.	173,704
11,026		Boral Ltd.	51,420
10,091		Brambles Ltd.	58,043
22,940		Commonwealth Bank of Australia	1,075,594
11,775	@, L	Fortescue Metals Group Ltd.	47,145
35,183		Insurance Australia Group	117,842
175,824		Macquarie Airports Management Ltd.	430,070
12,005	@	Macquarie Atlas Roads Group	9,771
2,779		Macquarie Group Ltd.	122,302
60,029	S	Macquarie Infrastructure Group	64,239
28,191		National Australia Bank Ltd.	655,038
10,211		Newcrest Mining Ltd.	283,304
21,106		Qantas Airways Ltd.	52,923
55,864		Rio Tinto Ltd.	3,340,221
18,973		Suncorp-Metway Ltd.	148,394
30,638		Toll Holdings Ltd.	231,457
21,960		Wesfarmers Ltd.	532,724
48,529		Westpac Banking Corp.	1,018,341
			11,910,139
		Austria: 1.4%
281		Andritz AG	15,694
40,751		Erste Bank der Oesterreichischen Sparkassen AG	1,538,360
26,297		OMV AG	1,035,746
7,248		Telekom Austria AG	99,980
5,012		Voestalpine AG	175,479
			2,865,259
		Belgium: 0.8%
5,028		Anheuser-Busch InBev NV	250,908
234,614		Fortis	825,911
16,209	@	KBC Groep NV	697,815
			1,774,634
		Bermuda: 0.1%
7,572		SeaDrill Ltd. ADR	171,818
			171,818
		Brazil: 0.7%
5,744		All America Latina Logistica S.A.	46,013
13,655		Amil Participacoes S.A.	96,346
11,348		Banco Santander Brasil S.A.	135,574
14,428		Centrais Eletricas Brasileiras S.A.	306,471
21,300		JBS S.A.	105,540
4,493		Perdigao S.A.	107,617
24,219		Vale S.A. ADR	624,608
			1,422,169
		Canada: 4.7%
2,016		Agnico-Eagle Mines Ltd.	101,908
6,787		Agrium, Inc.	381,735
9,266		Bank of Montreal	450,626
15,636		Bank of Nova Scotia	655,564
18,048		Barrick Gold Corp.	626,553
55,897		Bombardier, Inc. - Class B	263,475
7,495		Canadian Imperial Bank of Commerce	447,913
3,456		Canadian Oil Sands Trust	89,660
7,703		Canadian Pacific Railway Ltd.	363,664
9,798		Cenovus Energy, Inc.	226,428
6,903		EnCana Corp.	211,109
3,392		Finning International, Inc.	55,040
10,556		GoldCorp, Inc.	357,774
2,075		IGM Financial, Inc.	80,962
11,507	@	Ivanhoe Mines Ltd.	161,211
12,207		Kinross Gold Corp.	197,618
22,807		Manulife Financial Corp.	416,786
2,667		National Bank of Canada	140,951
8,461		Potash Corp. of Saskatchewan	838,147
19,557		Royal Bank of Canada	956,222
7,596	@	Silver Wheaton Corp.	104,785
3,039		Sun Life Financial, Inc.	88,761
34,758		Suncor Energy, Inc.	1,097,433
64,098		Talisman Energy, Inc.	1,060,457
10,439		Toronto Dominion Bank	615,064
			9,989,846

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		China: 1.0%
149,156		Beijing Capital International Airport Co. Ltd.	$83,510
182,900		China Coal Energy Co. - Class H	276,769
98,500		China Shenhua Energy Co. Ltd.	419,850
47,000		China Yurun Food Group Ltd.	131,698
14,800		Dongfang Electrical Machinery Co. Ltd.	72,948
52,500		Hengan International Group Co. Ltd.	350,301
1,674	L	Mindray Medical International Ltd. ADR	58,372
57,000		Parkson Retail Group Ltd.	97,394
14,000		Shandong Weigao Group Medical Polymer Co. Ltd.	51,012
15,200	@	Sinopharm Group Co.	57,363
37,000		Tsingtao Brewery Co. Ltd.	183,682
344,433	L	Want Want China Holdings Ltd.	219,954
20,000		Yanzhou Coal Mining Co. Ltd.	39,043
			2,041,896
		Czech Republic: 1.2%
12,455	S	Komercni Banka A/S	2,496,301
			2,496,301
		Denmark: 0.7%
47		AP Moller - Maersk A/S - Class B	366,787
6,593		Danske Bank A/S	156,606
7,891	@	DSV A/S	140,011
1,458		Flsmidth & Co. A/S	92,908
10,544		Novo-Nordisk A/S	713,411
			1,469,723
		Finland: 0.4%
5,667		Fortum OYJ	143,810
4,758		Kesko OYJ	153,023
4,666		Metso OYJ	156,598
10,040		Neste Oil OYJ	164,254
15,743		Nokia OYJ	216,027
			833,712
		France: 8.5%
2,544		Accor S.A.	128,346
8,057		ADP	627,820
64,014	@	Alcatel S.A.	215,610
4,837		Alstom	322,967
47,785		AXA S.A.	983,934
30,490		BNP Paribas	2,178,115
4,376		Bouygues S.A.	215,435
11,526		Carrefour S.A.	562,346
676		Casino Guichard Perrachon S.A.	55,467
5,073	@	CFAO S.A.	203,978
10,318		Cie de Saint-Gobain	492,896
2,327	@	Compagnie Generale de Geophysique S.A.	56,912
2,416		Compagnie Generale des Etablissements Michelin	187,090
15,383		Credit Agricole S.A.	241,142
5,661		Electricite de France	304,298
27,304		France Telecom S.A.	626,004
297		Gaz de France	11,230
17,685		Groupe Danone	1,011,283
504		Iliad S.A.	55,861
6,680		Lafarge S.A.	494,146
7,310		LVMH Moet Hennessy Louis Vuitton S.A.	796,462
1,514		Pernod-Ricard S.A.	121,783
3,302		PPR	402,668
6,042		Publicis Groupe	248,558
10,900		Renault S.A.	511,691
19,151		Sanofi-Aventis	1,416,111
4,552		Schneider Electric S.A.	469,606
17,786		Societe Generale	1,029,049
5,266		Suez Environnement S.A.	119,370
34,708	S	Total S.A.	2,005,893
2,351		Valeo S.A.	77,224
1,479		Vallourec	254,394
9,870		Veolia Environnement	324,064
20,149		Vinci S.A.	1,076,097
7,226		Vivendi	187,866
			18,015,716
		Germany: 6.5%
6,897		Adidas AG	351,539
9,406		Allianz AG	1,041,487
15,760		Bayer AG	1,077,199
195		Beiersdorf AG	11,401
1,819		Bilfinger Berger AG	131,631
5,128		Celesio AG	149,531
23,087		DaimlerChrysler AG	1,062,113
2,118		Deutsche Boerse AG	138,827
35,246		Deutsche Post AG	614,350
36,474		Deutsche Telekom AG	472,256
30,327		E.ON AG	1,115,654

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		Germany (continued)
45,816		Fraport AG Frankfurt Airport Services Worldwide	$2,327,634
3,004		Fresenius AG	184,134
10,328		HeidelbergCement AG	623,712
5,512		Henkel KGaA	240,769
1,593		Hochtief AG	118,575
4,372		MAN AG	292,356
6,636		Metro AG	363,633
12,116		RWE AG	1,074,932
2,702		Salzgitter AG	239,112
11,468		SAP AG	523,817
15,658		Siemens AG	1,396,186
560		Wacker Chemie AG	73,302
			13,624,150
		Greece: 0.1%
11,844		Hellenic Telecommunications Organization S.A.	162,270
			162,270
		Hong Kong: 1.5%
3,000		Beijing Enterprises Holdings Ltd.	20,826
27,000		Belle International Holdings	30,503
138,000		China Mengniu Dairy Co. Ltd.	424,081
209,229		China Merchants Holdings International Co. Ltd.	695,209
64,000		China Resources Enterprise	210,151
139,292		Cnpc Hong Kong Ltd.	172,303
423,276		Denway Motors Ltd.	241,188
37,945		Esprit Holdings Ltd.	267,300
668,717		GOME Electrical Appliances Holdings Ltd.	234,942
36,823		Hutchison Whampoa Ltd.	250,472
596,000		Lenovo Group Ltd.	407,461
32,000		Li & Fung Ltd.	145,837
			3,100,273
		Hungary: 0.7%
49,068	@, S	OTP Bank Nyrt	1,440,842
			1,440,842
		India: 2.6%
9,234		ACC Ltd.	173,884
10,981		Axis Bank Ltd.	242,787
1,621		Bharat Heavy Electricals	84,512
26,536		Bharti Airtel Ltd.	175,109
3,355		Dr Reddys Laboratories Ltd.	80,748
187		Grasim Industries Ltd.	10,524
40,667		Gujarat Ambuja Cements Ltd.	89,200
52,073		ICICI Bank Ltd.	931,347
5,186		Infosys Technologies Ltd. ADR	269,205
25,273		ITC Ltd.	136,615
41,233		Jaiprakash Associates Ltd.	122,617
12,444		Larsen & Toubro Ltd.	382,757
7,652		Mahindra & Mahindra Ltd.	167,761
21,261		State Bank of India Ltd.	945,191
10,574		Sterlite Industries India Ltd. ADR	168,655
22,786		Tata Motors Ltd.	340,671
85,966		Tata Steel Ltd.	1,053,764
5,288		Ultratech Cement Ltd.	105,903
			5,481,250
		Indonesia: 0.3%
145,000		Bank Central Asia Tbk PT	76,939
515,051		Telekomunikasi Indonesia Tbk PT	511,423
			588,362
		Ireland: 0.4%
41,225		Bank of Ireland - Dublin Exchange	74,790
27,044		CRH PLC	649,439
19,043	@	Dragon Oil PLC	122,860
			847,089
		Israel: 0.0%
1,493		Teva Pharmaceutical Industries Ltd. ADR	84,683
			84,683
		Italy: 2.9%
4,385		Assicurazioni Generali S.p.A.	104,275
8,062		Autostrade S.p.A.	201,388
49,826		Banca Popolare di Milano Scrl	323,472
8,073		Buzzi Unicem S.p.A.	119,898
51,976		ENI S.p.A.	1,207,993
109,720		Intesa Sanpaolo S.p.A.	417,665
3,803		Italcementi S.p.A.	47,050
13,583		Mediaset S.p.A.	103,106
67,540	@	Mediobanca S.p.A.	738,161
3,954		Prysmian S.p.A.	71,762
3,761		Snam Rete Gas S.p.A.	17,697
395,055		Telecom Italia S.p.A.	590,676
778,196		UniCredito Italiano S.p.A.	2,145,961
			6,089,104
		Japan: 11.3%
3,800		Aeon Mall Co. Ltd.	68,940

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
8,601		Aisin Seiki Co. Ltd.	$226,961
11,700		Asahi Breweries Ltd.	226,985
23,000		Asahi Glass Co. Ltd.	229,303
30,500		Bank of Yokohama Ltd.	144,201
2,400		Benesse Corp.	100,910
20,305	S	Canon, Inc.	793,683
27		Central Japan Railway Co.	198,431
24,800		Chiba Bank Ltd.	149,681
3,100		Daikin Industries Ltd.	115,180
31,200		Daiwa Securities Group, Inc.	156,023
14,788		Denso Corp.	434,463
1,650		Diamond Lease Co. Ltd.	57,076
5,100		East Japan Railway Co.	342,403
2,700		Eisai Co. Ltd.	100,386
1,600	L	FamilyMart Co. Ltd.	50,600
8,300		Fanuc Ltd.	794,203
26,000		Fukuoka Financial Group, Inc.	95,190
40,828	S	Honda Motor Co. Ltd.	1,383,625
9,600		Hoya Corp.	255,963
62,000		Itochu Corp.	484,006
3,886		Japan Steel Works Ltd.	47,741
10,100		JFE Holdings, Inc.	351,184
22,000		Kawasaki Heavy Industries Ltd.	56,504
22,800		Kirin Brewery Co. Ltd.	347,543
15,805		Komatsu Ltd.	318,040
5,500		Konica Minolta Holdings, Inc.	56,189
16,319		Kubota Corp.	146,744
1,569		Kurita Water Industries Ltd.	48,584
1,300		Kyocera Corp.	117,658
1,200		Lawson, Inc.	54,379
2,900		Makita Corp.	97,301
49,584		Matsushita Electric Industrial Co. Ltd.	774,717
45,900		Mitsubishi Corp.	1,109,918
26,000		Mitsubishi Electric Corp.	202,625
20,000		Mitsubishi Estate Co. Ltd.	323,787
23,000		Mitsubishi Heavy Industries Ltd.	80,194
277,200		Mitsubishi UFJ Financial Group, Inc.	1,426,491
59,700		Mitsui & Co. Ltd.	878,094
15,500		Mitsui Fudosan Co. Ltd.	260,682
12,000		NGK Insulators Ltd.	262,083
12,600		Nidec Corp.	1,235,034
20,800		Nikon Corp.	426,709
601		Nintendo Co. Ltd.	167,560
48,000		Nippon Steel Corp.	174,050
5,100		Nippon Telegraph & Telephone Corp.	214,629
40,200		Nissan Motor Co. Ltd.	326,779
77,700		Nomura Holdings, Inc.	580,907
12,000		NSK Ltd.	87,005
176		NTT DoCoMo, Inc.	263,456
1,870		ORIX Corp.	139,990
6,800		Resona Holdings, Inc.	84,821
13,000		Ricoh Co. Ltd.	186,091
5,400		Sharp Corp.	64,476
2,600		Shin-Etsu Chemical Co. Ltd.	135,981
7,000		Shiseido Co. Ltd.	143,363
27,000		Shizuoka Bank Ltd.	232,876
500		SMC Corp.	60,355
14,933		Sony Corp.	498,040
4,300		Stanley Electric Co. Ltd.	81,937
44,000		Sumitomo Metal Industries Ltd.	121,088
29,100		Sumitomo Mitsui Financial Group, Inc.	939,264
14,000		Sumitomo Realty & Development Co. Ltd.	248,079
66,900		Sumitomo Trust & Banking Co. Ltd.	370,635
5,000		Suruga Bank Ltd.	44,109
22,300		Suzuki Motor Corp.	504,010
3,500		Takeda Pharmaceutical Co. Ltd.	153,530
5,600		Tokio Marine Holdings, Inc.	150,574
68,000		Toshiba Corp.	371,541
59,100	S	Toyota Motor Corp.	2,273,194
2,720		Uni-Charm Corp.	258,671
			23,907,425
		Luxembourg: 0.5%
13,123	L	ArcelorMittal	508,029
16,799	L	Evraz Group SA GDR - Reg S	557,727
			1,065,756
		Malaysia: 0.0%
56,300	@	TM International Bhd	53,713
			53,713
		Mexico: 1.5%
29,396		America Movil SA de CV - Series L ADR	1,283,135
69,939	@	Cemex SA de CV ADR	642,739
183,797	@	Cemex SAB de C.V.	168,902

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		Mexico (continued)
5,551		Fomento Economico Mexicano SA de CV ADR	$234,030
68,825	@	Grupo Financiero Banorte SA de CV	225,839
48,468	@	Grupo Modelo S.A.	239,190
23,186	@	Grupo Televisa S.A.	90,954
18,601		Grupo Televisa SA ADR	363,464
			3,248,253
		Netherlands: 4.6%
24,943		Aegon NV	149,048
1,558		Boskalis Westminster	54,698
8,037		European Aeronautic Defence and Space Co. NV	157,079
18,649		Heineken NV	920,108
22,797		Koninklijke Philips Electronics NV	688,428
6,338	@	Randstad Holdings NV	304,177
31,078		Reed Elsevier NV	375,301
77,680		Royal Dutch Shell PLC	2,157,010
55,684		Royal Dutch Shell PLC - Class A	1,539,079
78,715		Royal KPN NV	1,303,405
2,737		SBM Offshore NV	53,418
13,079		TNT NV	375,476
38,534		Unilever NV	1,179,915
10,600	@	X5 Retail Group N.V. GDR	341,320
			9,598,462
		Norway: 1.6%
24,496		DnB NOR ASA	276,621
79,973		Norsk Hydro ASA	579,996
43,654		Orkla ASA	393,668
55,643		Statoil ASA	1,248,712
26,932	@	Storebrand ASA	188,285
22,538		Telenor ASA	292,919
10,322		Yara International ASA	430,943
			3,411,144
		Poland: 1.0%
20,900		Bank Pekao S.A.	1,206,916
2,180	@	Bank Zachodni WBK S.A.	131,203
54,493		Powszechna Kasa Oszczednosci Bank Polski S.A.	722,444
			2,060,563
		Portugal: 0.1%
42,870		Energias de Portugal S.A.	169,928
6,951		Galp Energia SGPS S.A.	110,842
			280,770
		Russia: 5.4%
28,843		Lukoil-Spon ADR	1,603,671
10,150		Magnit OAO GDR	153,773
7,373		Mechel OAO ADR	145,912
89,940	@	MMC Norilsk Nickel ADR	1,398,567
3,302		Mobile Telesystems Finance SA ADR	157,770
3,960		Novatek OAO GDR	280,512
2,300		Novorossiysk Commercial Sea Port GDR	26,450
72,014		OAO Gazprom ADR	1,746,214
3,850		OAO Gazprom ADR	93,270
250,007	@	OAO Rosneft Oil Co. GDR	1,947,555
1,019,951		Sberbank of Russian Federation	2,973,147
5,507	L	Severstal GDR	67,374
12,903	@, #	Sistema-Hals GDR	24,516
96,000	@	United Co. RUSAL	117,219
4,998	@	Uralkali GDR	107,507
12,247		Vimpel-Communications OAO ADR	222,161
79,028	L	VTB Bank OJSC GDR	391,378
			11,456,996
		South Africa: 0.4%
2,802		Anglogold Ashanti Ltd. ADR	100,459
6,390		Impala Platinum Holdings Ltd.	163,715
39,322		Shoprite Holdings Ltd.	358,909
11,644		Standard Bank Group Ltd.	165,004
			788,087
		South Korea: 3.6%
8,107		Hyundai Motor Co.	782,808
7,181	@	KB Financial Group, Inc.	309,481
23,066		LG Display Co. Ltd.	745,651
8,111		LG Electronics, Inc.	756,631
919	@	NHN Corp.	136,353
4,309		Posco	1,965,520
3,770		Samsung Electronics Co. Ltd.	2,533,104
9,971		Shinhan Financial Group Ltd.	348,160
			7,577,708
		Spain: 0.9%
495		Acciona S.A.	59,665
30,805		Cintra Concesiones DE Infrae	321,328
5,480		Inditex S.A.	344,947
13,705		Repsol YPF S.A.	323,771
38,441		Telefonica S.A.	920,876
			1,970,587

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		Sweden: 1.2%
5,810		Alfa Laval AB	$78,879
13,970		Atlas Copco AB - Class A	189,395
2,836		Autoliv, Inc.	120,966
4,220		Hennes & Mauritz AB	248,337
41,230		Sandvik AB	448,009
21,487		SKF AB - B Shares	331,982
25,403		Svenska Cellulosa AB - B Shares	342,243
28,776		Swedbank AB	247,601
4,609		Swedish Match AB	96,512
21,076		TeliaSonera AB	141,770
36,058		Volvo AB - B Shares	303,718
			2,549,412
		Switzerland: 7.2%
46,123		ABB Ltd.	835,003
4,016		Compagnie Financiere Richemont S.A.	136,026
18,103		Credit Suisse Group	783,084
994		Flughafen Zuerich AG	280,763
4,327	@	Holcim Ltd.	296,295
2,888	@	Logitech International S.A.	48,783
60,286		Nestle S.A.	2,857,661
4,138		Nobel Biocare Holding AG	121,715
51,178		Novartis AG	2,738,786
16,471		Roche Holding AG - Genusschein	2,763,356
69		SGS S.A.	88,721
1,020		Swatch Group AG - BR	266,639
9,139		Swiss Reinsurance	395,078
856		Swisscom AG	312,004
2,100		Syngenta AG	537,407
47,627	@	UBS AG - Reg	621,151
106,179		Xstrata PLC	1,722,889
2,153		Zurich Financial Services AG	457,754
			15,263,115
		Taiwan: 3.2%
368,000		Acer, Inc.	1,024,899
127,000		Advanced Semiconductor Engineering, Inc.	99,787
25,200		Advanced Semiconductor Engineering, Inc. ADR	98,280
563,000		Asustek Computer, Inc.	1,086,638
288,000		AU Optronics Corp.	316,306
11,325	L	AU Optronics Corp. ADR	123,896
7,923	L	Chunghwa Telecom Co. Ltd. ADR	150,373
24,000		Foxconn Technology Co. Ltd.	94,185
366,000		HON HAI Precision Industry Co. Ltd.	1,525,120
66,000		MediaTek, Inc.	1,064,832
16,500		Siliconware Precision Industries Co. ADR	111,375
64,831		Taiwan Semiconductor Manufacturing Co. Ltd. ADR	658,683
28,854		United Microelectron ADR	101,278
119,000		Wistron Corp.	224,662
			6,680,314
		Thailand: 0.1%
691,000		Thai Beverage PCL	127,675
			127,675
		Ukraine: 0.6%
5,090,724	@	JSCB Ukrsotsbank	237,853
3,938,839	@, L	Raiffeisen Bank Aval	129,819
11,482	@	Ukrnafta Oil Co. ADR	306,043
11,184,513	@	UkrTelecom	630,996
			1,304,711
		United Kingdom: 11.9%
44,969	@	Anglo American PLC	1,649,951
16,426		AstraZeneca PLC	762,432
68,446		Aviva PLC	419,178
224,544		Barclays PLC	959,698
29,798		BG Group PLC	547,798
44,582		BHP Billiton PLC	1,307,817
188,458		BP PLC	1,758,311
73,900		BT Group PLC	161,276
41,942	L	Cadbury PLC	554,469
4,945		Carnival PLC	177,781
68,976	S	Diageo PLC	1,159,352
44,214		GKN PLC	80,756
117,234		GlaxoSmithKline PLC	2,281,603
157,620		HSBC Holdings PLC	1,687,402
29,728		Imperial Tobacco Group PLC	958,658
44,881		Kingfisher PLC	151,179
319,550		Legal & General Group PLC	383,851
2,234,792		Lloyds TSB Group PLC	1,796,632
8,694		Lonmin PLC	248,700
116,481		Old Mutual PLC	192,037
34,174		Prudential PLC	312,988
56,987		Rio Tinto PLC	2,778,963
19,449		Rolls-Royce Group PLC	148,191

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2010 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
178,813		Tesco PLC		$1,210,169
5,332	L	Vedanta Resources PLC		204,518
755,448	S	Vodafone Group PLC		1,613,937
6,301		Whitbread PLC		140,902
86,235		WM Morrison Supermarkets PLC		396,744
5,857	@	Wolseley PLC		128,859
92,203		WPP PLC		850,798
				25,024,950
		Total Common Stock
		(Cost $170,871,239)		200,778,877
REAL ESTATE INVESTMENT TRUSTS: 0.0%
		Japan: 0.0%
6		Nippon Building Fund, Inc.		52,824
		Total Real Estate Investment Trusts
		(Cost $54,451)		52,824
EXCHANGE-TRADED FUNDS: 0.2%
		United States: 0.2%
3,373	@	SPDR Gold Trust		357,403
		Total Exchange-Traded Funds
		(Cost $377,373)		357,403
PREFERRED STOCK: 1.0%
		Brazil: 0.7%
15,606		Banco Bradesco S.A.		259,382
9,048		Centrais Eletricas Brasileiras S.A.		166,560
2,355		Cia Brasileira de Distribuicao Grupo Pao de Acucar		79,021
7,780		Gerdau S.A.		104,586
7,066		Lojas Americanas S.A.		49,593
40,787		Petroleo Brasileiro S.A.		739,359
4,437		Usinas Siderurgicas de Minas Gerais S.A.		116,751
				1,515,252
		Germany: 0.3%
3,132		Henkel KGaA - Vorzug		159,716
4,202		Porsche AG		239,694
2,105		Volkswagen AG		170,929
				570,339
		Total Preferred Stock
		(Cost $1,918,110)		2,085,591
RIGHTS: 0.0%
		Italy: 0.0%
412,852	S	UniCredit SpA		36,792
		Total Rights
		(Cost $-)		36,792
WARRANTS: 0.0%
		Italy: 0.0%
11,204		Mediobanca S.p.A.		1,810
		Total Warrants
		(Cost $381)		1,810
		Total Long-Term Investments
		(Cost $173,221,554)		203,313,297
SHORT-TERM INVESTMENTS: 1.2%
		Affiliated Mutual Fund: 0.1%
186,304		ING Institutional Prime Money Market Fund - Class I		186,304
		Total Mutual Fund
		(Cost $186,304)		186,304
		Securities Lending Collateral(cc): 1.1%
2,228,905		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		2,228,905
173,707	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		138,966
		Total Securities Lending Collateral
		(Cost $2,402,612)		2,367,871
		Total Short-Term Investments
		(Cost $2,588,916)		2,554,175
		Total Investments in Securities
		(Cost $175,810,470)*	97.7%	$205,867,472
		Other Assets and Liabilities - Net	2.3	4,925,000
		Net Assets	100.0%	$210,792,472

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at January 31, 2010.
	I	Illiquid Security

	*	Cost for federal income tax purposes is $181,736,835.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$33,000,031
		Gross Unrealized Depreciation		(8,869,394)
		Net Unrealized Appreciation		$24,130,637

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace/Defense	0.1
Agriculture	0.6
Airlines	0.0
Apparel	0.2
Auto Manufacturers	3.9
Auto Parts & Equipment	0.6
Banks	18.5
Beverages	1.8
Building Materials	2.0
Chemicals	1.7
Coal	0.4
Commercial Services	0.4
Computers	1.5
Cosmetics/Personal Care	0.2
Distribution/Wholesale	1.3
Diversified Financial Services	1.4
Electric	1.6
Electrical Components & Equipment	0.8
Electronics	2.7
Engineering & Construction	3.4
Environmental Control	0.0
Food	4.9
Forest Products & Paper	0.2
Gas	0.0
Hand/Machine Tools	0.3
Healthcare - Products	0.4
Healthcare - Services	0.0
Holding Companies - Diversified	0.9
Home Furnishings	0.6
Household Products/Wares	0.2
Insurance	2.7
Internet	0.1
Iron/Steel	2.7
Leisure Time	0.1
Lodging	0.1
Machinery - Construction & Mining	0.2
Machinery - Diversified	1.0
Media	0.9
Metal Fabricate/Hardware	0.3
Mining	8.8
Miscellaneous Manufacturing	1.1
Office Property	0.0
Office/Business Equipment	0.5
Oil & Gas	10.3
Oil & Gas Services	0.2
Pharmaceuticals	5.4
Real Estate	0.4
Retail	1.6
Semiconductors	2.2
Software	0.2
Telecommunications	5.1
Toys/Games/Hobbies	0.1
Transportation	1.4
Water	0.2
Other Long-Term Investments	0.2
Short-Term Investments	1.2
Other Assets and Liabilities - Net	2.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$9,771	$11,900,368	$—	$11,910,139
Austria	—	2,865,259	—	2,865,259
Belgium	—	1,774,634	—	1,774,634
Bermuda	—	171,818	—	171,818
Brazil	1,422,169	—	—	1,422,169
Canada	9,989,846	—	—	9,989,846
China	115,735	1,926,161	—	2,041,896
Czech Republic	—	2,496,301	—	2,496,301
Denmark	—	1,469,723	—	1,469,723
Finland	—	833,712	—	833,712
France	203,978	17,811,738	—	18,015,716
Germany	—	13,624,150	—	13,624,150
Greece	—	162,270	—	162,270
Hong Kong	—	3,100,273	—	3,100,273
Hungary	—	1,440,842	—	1,440,842
India	437,860	5,043,390	—	5,481,250
Indonesia	—	588,362	—	588,362
Ireland	—	847,089	—	847,089
Israel	84,683	—	—	84,683
Italy	—	6,089,104	—	6,089,104
Japan	—	23,907,425	—	23,907,425
Luxembourg	557,727	508,029	—	1,065,756
Malaysia	—	53,713	—	53,713
Mexico	3,248,253	—	—	3,248,253
Netherlands	341,320	9,257,142	—	9,598,462
Norway	—	3,411,144	—	3,411,144
Poland	—	2,060,563	—	2,060,563
Portugal	—	280,770	—	280,770
Russia	8,971,518	2,485,478	—	11,456,996
South Africa	—	788,087	—	788,087
South Korea	—	7,577,708	—	7,577,708
Spain	—	1,970,587	—	1,970,587
Sweden	—	2,549,412	—	2,549,412
Switzerland	—	15,263,115	—	15,263,115
Taiwan	1,243,885	5,436,429	—	6,680,314
Thailand	—	127,675	—	127,675
Ukraine	367,672	937,039	—	1,304,711
United Kingdom	—	25,024,950	—	25,024,950
Total Common Stock	26,994,417	173,784,460	—	200,778,877
Real Estate Investment Trusts	—	52,824	—	52,824
Exchange-Traded Funds	357,403	—	—	357,403
Preferred Stock	245,581	1,840,010	—	2,085,591
Rights	—	36,792	—	36,792
Warrants	1,810	—	—	1,810
Short-Term Investments	2,415,209	—	138,966	2,554,175
Total Investments, at value	$30,014,420	$175,714,086	$138,966	$205,867,472
Other Financial Instruments+:
Forward foreign currency contracts	—	187,334	—	187,334
Total Assets	$30,014,420	$175,901,420	$138,966	$206,054,806

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(169,789)	$—	$(169,789)
Total Liabilities	$—	$(169,789)	$—	$(169,789)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended January 31, 2010:

	Beginning			Accrued	Total	Total Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	Into	Out of	Balance
	10/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 1/31/2010
Asset Table
Investments, at value
Short-Term Investments	$—	$—	$—	$—	$—	$—	$138,966	$—	$138,966
Total Investments, at value	$—	$—	$—	$—	$—	$—	$138,966	$—	$138,966

As of January 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.  Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2010 (Unaudited) (continued)

At January 31, 2010 the following forward foreign currency contracts were outstanding for the ING Foreign Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Canadian Dollar
CAD 3,638,746	BUY	3/17/10	3,450,586	$3,402,892	$(47,694)
Japanese Yen
JPY 423,025,877	BUY	3/17/10	4,795,668	4,687,231	(108,437)
					$(156,131)
Canadian Dollar
CAD 395,038	SELL	3/17/10	381,853	$369,433	$12,420
Czech Koruna
CZK 36,173,325	SELL	3/17/10	2,046,350	1,911,827	134,523
EU Euro
EUR 3,088,585	SELL	3/17/10	4,322,242	4,281,851	40,391
Japanese Yen
JPY 48,585,575	SELL	3/17/10	524,682	538,340	(13,658)
					$173,676

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2010:

Derivatives Fair Value*
Foreign exchange contracts	$17,545
Total	$17,545

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2010 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 36.8%
		Agriculture: 0.5%
$900,000		Altria Group, Inc., 9.700%, due 11/10/18	$1,128,923
498,000		Philip Morris International, Inc., 6.875%, due 03/17/14	574,684
			1,703,607
		Apparel: 0.2%
750,000		Hanesbrands, Inc., 8.000%, due 12/15/16	772,500
			772,500
		Banks: 7.5%
200,000		Bank of America Corp., 5.420%, due 03/15/17	196,224
1,177,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	1,218,874
1,102,000	#	Barclays Bank PLC, 7.375%, due 06/29/49	1,052,410
636,000		BB&T Corp., 3.850%, due 07/27/12	665,471
140,000		Capital One Financial Corp., 7.375%, due 05/23/14	160,403
987,000		Citigroup, Inc., 5.000%, due 09/15/14	966,990
1,123,000		Citigroup, Inc., 6.010%, due 01/15/15	1,170,012
801,000		Citigroup, Inc., 8.500%, due 05/22/19	935,464
5,147,000	S	Deutsche Bank AG, London-Republic of Indonesia Government International Bond Credit Linked Notes, 13.150%, due 01/25/12	5,026,046
651,000		Fifth Third Bancorp., 8.250%, due 03/01/38	673,867
500,000		Goldman Sachs Group, Inc., 6.250%, due 09/01/17	539,067
1,082,000	#	HSBC Capital Funding L.P./Jersey Channel Islands, 9.547%, due 12/29/49	1,103,640
664,000		JPMorgan Chase & Co., 4.650%, due 06/01/14	699,893
250,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	265,830
1,085,000	#	Lloyds TSB Bank PLC, 5.800%, due 01/13/20	1,074,953
852,000		Morgan Stanley, 4.100%, due 01/26/15	848,439
1,486,000		Morgan Stanley, 7.300%, due 05/13/19	1,681,569
3,000		National City Corp., 6.875%, due 05/15/19	3,346
5,000,000		Toronto-Dominion Bank, 0.260%, due 06/30/10	5,002,088
658,000		Wachovia Bank NA, 6.000%, due 11/15/17	704,616
851,000		Wachovia Bank NA, 6.600%, due 01/15/38	903,639
989,000		Wells Fargo Capital XIII, 7.700%, due 12/29/49	964,275
1,800,000	#	Westpac Securities NZ Ltd., 2.625%, due 01/28/13	1,796,454
			27,653,570
		Beverages: 1.4%
684,000		Anheuser-Busch Cos., Inc., 5.500%, due 01/15/18	724,779
540,000	#	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	584,580
565,000	#	Anheuser-Busch InBev Worldwide, Inc., 7.750%, due 01/15/19	671,272
1,096,000		Diageo Capital PLC, 5.200%, due 01/30/13	1,187,811
1,330,000		Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	1,514,419
469,000		PepsiCo, Inc., 7.900%, due 11/01/18	581,697
			5,264,558
		Chemicals: 0.5%
473,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	565,833
397,000		Dow Chemical Co., 7.600%, due 05/15/14	457,185
245,000	#	Nova Chemicals Corp., 8.375%, due 11/01/16	248,063
505,000	#	Nova Chemicals Corp., 8.625%, due 11/01/19	512,575
			1,783,656
		Coal: 0.2%
750,000	#	Arch Coal, Inc., 8.750%, due 08/01/16	802,500
			802,500
		Commercial Services: 0.4%
755,000		Service Corp. International, 7.000%, due 06/15/17	749,338
575,000	&, #	ServiceMaster Co, 10.750%, due 07/15/15	606,625
			1,355,963
		Computers: 0.7%
65,000	#	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	66,138
775,000	#	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	794,375
150,000		Hewlett-Packard Co., 4.750%, due 06/02/14	162,899
576,000		Hewlett-Packard Co., 5.500%, due 03/01/18	628,267
281,000		International Business Machines Corp., 5.600%, due 11/30/39	289,048
505,000		Seagate Technology, Inc., 6.800%, due 10/01/16	505,631
			2,446,358
		Diversified Financial Services: 3.3%
1,871,000	S	American Express Credit Corp., 5.125%, due 08/25/14	1,994,007
505,000		American Express Credit Corp., 7.300%, due 08/20/13	574,209
252,000		Capital One Bank USA NA, 6.500%, due 06/13/13	273,748
631,000		Capital One Bank USA NA, 8.800%, due 07/15/19	766,478
331,000		FIA Card Services NA, 6.625%, due 06/15/12	361,347
870,000		Ford Motor Credit Co., LLC, 8.125%, due 01/15/20	877,331
501,000		General Electric Capital Corp., 3.750%, due 11/14/14	500,656
692,000		General Electric Capital Corp., 5.500%, due 01/08/20	686,615
220,000		General Electric Capital Corp., 6.000%, due 08/07/19	228,130
440,000		General Electric Capital Corp., 6.875%, due 01/10/39	458,716
264,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	269,217
361,000	#	Iberdrola Finance Ireland Ltd., 5.000%, due 09/11/19	361,965
619,000		International Lease Finance Corp., 6.625%, due 11/15/13	518,236
150,000		John Deere Capital Corp., 5.350%, due 04/03/18	161,110

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$581,000		Merrill Lynch & Co., Inc., 6.050%, due 05/16/16	$593,516
741,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	801,255
368,000		NASDAQ OMX Group, Inc., 4.000%, due 01/15/15	367,617
338,000		NASDAQ OMX Group, Inc., 5.550%, due 01/15/20	335,594
210,000		National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	286,906
916,000		SLM Corp., 5.000%, due 04/15/15	794,388
388,000	#	TNK-BP Finance S.A., 7.250%, due 02/02/20	387,200
565,000	#	Virgin Media Secured Finance PLC, 6.500%, due 01/15/18	558,644
			12,156,885
		Electric: 2.8%
750,000		AES Corp., 8.000%, due 10/15/17	759,375
426,000	#	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	432,796
114,000		Ameren Energy Generating Co., 6.300%, due 04/01/20	117,139
64,000		Commonwealth Edison Co., 4.700%, due 04/15/15	67,829
923,000		Commonwealth Edison Co., 6.150%, due 03/15/12	1,008,725
519,000		Constellation Energy Group, 7.600%, due 04/01/32	576,775
9,000		Duke Energy Corp., 3.950%, due 09/15/14	9,392
670,000		Duke Energy Corp., 6.300%, due 02/01/14	751,761
1,029,000	#	EDF S.A., 5.600%, due 01/27/40	1,021,153
438,000		Entergy Texas, Inc., 7.125%, due 02/01/19	496,769
430,000		Indiana Michigan Power, 7.000%, due 03/15/19	494,564
464,000		Metropolitan Edison, 7.700%, due 01/15/19	548,563
711,000		Nevada Power Co., 7.125%, due 03/15/19	815,772
252,000		Nisource Finance Corp., 6.125%, due 03/01/22	263,425
677,000		Oncor Electric Delivery Co., 5.950%, due 09/01/13	745,609
527,000		Progress Energy, Inc., 6.050%, due 03/15/14	582,701
179,000		Progress Energy, Inc., 7.050%, due 03/15/19	203,707
476,000		Southwestern Electric Power, 5.550%, due 01/15/17	493,062
874,000		Tampa Electric Co., 6.100%, due 05/15/18	958,088
			10,347,205
		Electronics: 0.1%
355,000		Jabil Circuit, Inc., 7.750%, due 07/15/16	379,850
			379,850
		Entertainment: 0.6%
740,000		AMC Entertainment, Inc., 8.750%, due 06/01/19	769,600
750,000	#	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	755,625
700,000	#	Warner Music Group, 9.500%, due 06/15/16	754,250
125,000		WMG Holdings Corp., 9.500%, due 12/15/14	126,875
			2,406,350
		Food: 1.7%
215,000	#	Dole Food Co., Inc., 8.000%, due 10/01/16	223,600
520,000	#	HJ Heinz Finance Co., 7.125%, due 08/01/39	613,881
466,000		Kraft Foods, Inc., 6.125%, due 02/01/18	499,723
408,000		Kraft Foods, Inc., 6.125%, due 08/23/18	439,179
500,000		Kraft Foods, Inc., 6.500%, due 08/11/17	554,100
1,130,000		Safeway Inc., 5.000%, due 08/15/19	1,144,084
1,319,000		Sara Lee Corp., 6.250%, due 09/15/11	1,411,951
555,000	#	Smithfield Foods, Inc., 10.000%, due 07/15/14	607,031
825,000		Tyson Foods, Inc., 7.850%, due 04/01/16	870,375
			6,363,924
		Gas:0.2%
554,000		Sempra Energy, 6.500%, due 06/01/16	619,781
			619,781
		Healthcare - Products: 0.2%
715,000	&	Biomet, Inc., 10.375%, due 10/15/17	782,925
			782,925
		Healthcare - Services: 0.2%
705,000	&	HCA, Inc., 9.625%, due 11/15/16	749,063
			749,063
		Holding Companies - Diversified: 0.2%
665,000	#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	673,313
			673,313
		Household Products/Wares: 0.3%
785,000	S	Kimberly-Clark Corp., 7.500%, due 11/01/18	969,961
			969,961
		Insurance: 1.5%
1,201,000		Ace INA Holdings, Inc., 5.900%, due 06/15/19	1,312,207
850,000		Genworth Financial, Inc., 6.515%, due 05/22/18	792,569
604,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	769,341
219,000		Principal Financial Group, Inc., 7.875%, due 05/15/14	250,896
611,000		Protective Life Corp., 8.450%, due 10/15/39	626,653
506,000		Prudential Financial, Inc., 7.375%, due 06/15/19	583,600
1,072,000	#	Teachers Insurance & Annuity Association of America, 6.850%, due 12/16/39	1,159,198
			5,494,464
		Investment Companies: 0.1%
231,000	#	Xstrata Finance Canada Ltd, 5.500%, due 11/16/11	244,794
			244,794
		Iron/Steel: 0.2%
271,000		ArcelorMittal, 7.000%, due 10/15/39	278,789
475,000		Steel Dynamics, Inc., 7.750%, due 04/15/16	488,063
			766,852
		Lodging: 0.5%
991,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	1,032,425

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Lodging (continued)
$735,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, due 11/01/17	$746,025
			1,778,450
		Machinery - Diversified: 0.1%
320,000	#	Case New Holland, Inc., 7.750%, due 09/01/13	330,400
			330,400
		Media: 3.4%
530,000	#	Cablevision Systems Corp., 8.625%, due 09/15/17	551,200
1,040,000	#	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	1,071,300
675,000		Comcast Corp., 5.700%, due 05/15/18	713,985
76,000		Comcast Corp., 5.900%, due 03/15/16	83,013
250,000		Comcast Corp., 6.300%, due 11/15/17	276,763
718,000		Comcast Corp., 6.550%, due 07/01/39	757,493
751,000	#	COX Communications, Inc., 6.250%, due 06/01/18	812,382
700,000		DISH DBS Corp., 7.125%, due 02/01/16	705,250
460,000	#	Mediacom LLC / Mediacom Capital Corp., 9.125%, due 08/15/19	462,300
773,000	#	News America, Inc., 5.650%, due 08/15/20	823,195
397,000		News America, Inc., 6.150%, due 03/01/37	404,677
1,261,000		News America, Inc., 6.900%, due 03/01/19	1,448,689
1,433,000		Time Warner Cable, Inc., 5.000%, due 02/01/20	1,401,708
159,000		Time Warner Cable, Inc., 6.200%, due 07/01/13	175,680
350,000		Time Warner Cable, Inc., 6.750%, due 07/01/18	390,499
937,000		Time Warner Cable, Inc., 6.750%, due 06/15/39	996,539
303,000		Time Warner Cable, Inc., 8.750%, due 02/14/19	375,423
353,000		Time Warner, Inc., 5.500%, due 11/15/11	377,326
446,000		Time Warner, Inc., 7.700%, due 05/01/32	530,163
373,000		Viacom, Inc., 6.875%, due 04/30/36	405,226
			12,762,811
		Mining: 0.2%
332,000		Newmont Mining Corp., 5.125%, due 10/01/19	336,858
304,000		Rio Tinto Finance USA Ltd., 8.950%, due 05/01/14	367,020
			703,878
		Miscellaneous Manufacturing: 0.5%
900,000		General Electric Co., 5.250%, due 12/06/17	941,376
673,000		Tyco International Finance, 8.500%, due 01/15/19	845,485
			1,786,861
		Office/Business Equipment: 0.1%
257,000		Xerox Corp., 4.250%, due 02/15/15	261,860
120,000		Xerox Corp., 5.625%, due 12/15/19	124,320
			386,180
		Oil & Gas: 1.4%
116,000		Anadarko Petroleum Corp., 5.750%, due 06/15/14	126,552
265,000		ConocoPhillips, 5.750%, due 02/01/19	289,588
506,000		Hess Corp., 7.000%, due 02/15/14	578,517
1,000,000	#	KazMunaiGaz Finance Sub BV, 11.750%, due 01/23/15	1,237,500
424,000		Marathon Oil Corp., 6.500%, due 02/15/14	477,656
115,000	S	Marathon Oil Corp., 7.500%, due 02/15/19	133,556
915,000		Newfield Exploration Co., 6.875%, due 02/01/20	917,288
300,000		Petrobras International Finance Co., 7.875%, due 03/15/19	341,679
480,000		Pioneer Natural Resources Co., 7.500%, due 01/15/20	489,790
525,000		Plains Exploration & Production Co., 8.625%, due 10/15/19	556,500
			5,148,626
		Oil & Gas Services: 0.0%
140,000		Weatherford International Ltd., 9.625%, due 03/01/19	177,997
			177,997
		Pharmaceuticals: 0.6%
207,000		Express Scripts, Inc., 6.250%, due 06/15/14	232,216
52,000		Express Scripts, Inc., 7.250%, due 06/15/19	60,725
428,000		Novartis Securities Investment Ltd., 5.125%, due 02/10/19	450,436
604,000		Pfizer, Inc., 6.200%, due 03/15/19	678,377
790,000		Pfizer, Inc., 7.200%, due 03/15/39	959,298
			2,381,052
		Pipelines: 0.4%
411,000		Enbridge Energy Partners, 9.875%, due 03/01/19	535,911
246,000		Energy Transfer Partners, 9.700%, due 03/15/19	313,484
90,000		Trans-Canada Pipelines, 7.125%, due 01/15/19	106,053
99,000		Trans-Canada Pipelines, 7.625%, due 01/15/39	121,872
479,000		Transcontinental Gas Pipe Line Co. LLC, 6.050%, due 06/15/18	527,312
			1,604,632
		Real Estate: 0.3%
135,000	#	Felcor Lodging L.P., 10.000%, due 10/01/14	134,325
312,000		ProLogis, 7.375%, due 10/30/19	323,850
726,000		Simon Property Group, Inc., 6.750%, due 05/15/14	807,899
			1,266,074
		Retail: 1.6%
490,000		CVS Caremark Corp., 5.750%, due 06/01/17	523,309
1,423,000		CVS Caremark Corp., 6.125%, due 09/15/39	1,413,254
278,000		CVS Caremark Corp., 6.600%, due 03/15/19	309,261
1,831,000	S	Home Depot, Inc., 5.875%, due 12/16/36	1,780,278
625,000	#	Limited Brands, 8.500%, due 06/15/19	684,375
230,000	#	QVC, Inc., 7.500%, due 10/01/19	236,900
805,000	#	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	895,563
			5,842,940

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Software: 0.1%
$159,000		Oracle Corp., 5.250%, due 01/15/16	$175,946
86,000		Oracle Corp., 5.750%, due 04/15/18	94,192
			270,138
		Telecommunications: 4.6%
304,000		Alltel Corp., 7.000%, due 03/15/16	350,664
737,000		AT&T, Inc., 6.550%, due 02/15/39	784,674
681,000		AT&T, Inc., 6.700%, due 11/15/13	778,467
470,000		British Telecommunications PLC, 5.950%, due 01/15/18	488,854
419,000		Cellco Partnership / Verizon Wireless Capital, LLC, 3.750%, due 05/20/11	433,175
1,000,000		Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, due 02/01/14	1,103,920
450,000		CenturyTel, Inc., 7.600%, due 09/15/39	472,839
489,000		Cisco Systems, Inc., 5.900%, due 02/15/39	498,239
255,000		Cricket Communications, Inc., 9.375%, due 11/01/14	255,000
655,000		Crown Castle International Corp., 7.125%, due 11/01/19	653,363
905,000		Embarq Corp., 7.995%, due 06/01/36	996,945
904,000		France Telecom S.A., 4.375%, due 07/08/14	957,774
1,048,000		France Telecom SA, 5.375%, due 07/08/19	1,112,509
387,000		France Telecom SA, 8.500%, due 03/01/31	514,117
705,000		Frontier Communications Corp., 8.125%, due 10/01/18	713,813
510,000	#	Intelsat Subsidiary Holding Co. Ltd., 8.875%, due 01/15/15	522,750
250,000		MetroPCS Wireless, Inc., 9.250%, due 11/01/14	252,813
250,000		Nextel Communications, Inc., 5.950%, due 03/15/14	222,500
295,000		Nokia OYJ, 5.375%, due 05/15/19	309,028
700,000		Qwest Communications International, Inc., 7.500%, due 02/15/14	707,875
500,000		Sprint Nextel Corp., 6.000%, due 12/01/16	437,500
409,000		Telecom Italia Capital SA, 6.175%, due 06/18/14	448,951
249,000		Telefonica Emisones SAU, 5.877%, due 07/15/19	267,921
770,000		Telefonica Emisones SAU, 6.421%, due 06/20/16	869,263
239,000		TELUS Corp., 8.000%, due 06/01/11	259,722
376,000		Verizon Communications, Inc., 8.950%, due 03/01/39	514,293
1,280,000		Vodafone Group PLC, 5.450%, due 06/10/19	1,334,766
750,000	#	Windstream Corp., 7.875%, due 11/01/17	744,375
			17,006,110
		Transportation: 0.2%
291,000		Union Pacific Corp., 5.125%, due 02/15/14	312,679
350,000		Union Pacific Corp., 5.700%, due 08/15/18	373,627
			686,306
		Total Corporate Bonds/Notes
		(Cost $126,477,073)	135,870,534
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.7%
		Federal Home Loan Mortgage Corporation##: 1.0%
1,275,000	W	5.000%, due 03/15/39	1,320,024
1,596,000	W	5.500%, due 03/15/39	1,686,275
713,000	W	6.000%, due 03/15/39	761,239
			3,767,538
		Federal National Mortgage Association##: 1.3%
108,000	W	5.000%, due 03/25/39	111,797
327,433	S	5.000%, due 07/01/37	341,661
1,032,000	W	5.500%, due 03/11/40	1,089,405
308,946	S	5.500%, due 06/01/37	327,741
2,103,000	W	6.000%, due 02/11/40	2,249,554
375,000	W	6.500%, due 02/25/39	404,590
98,857	S	7.116%, due 06/17/40	106,187
			4,630,935
		Government National Mortgage Association: 0.4%
226,000	W	4.500%, due 03/15/39	228,119
515,000		4.500%, due 07/20/39	519,025
393,000	W	5.000%, due 04/15/39	406,018
321,485	S	5.500%, due 03/20/39	341,034
			1,494,196
		Total U.S. Government Agency Obligations
		(Cost $9,807,143)	9,892,669
U.S. TREASURY OBLIGATIONS: 10.8%
		U.S. Treasury Notes: 10.8%
12,277,000		1.000%, due 12/31/11	12,329,754
21,530,000		1.375%, due 01/15/13	21,540,184
810,000		2.625%, due 12/31/14	822,088
1,512,000		3.375%, due 11/15/19	1,483,413
3,869,000		4.500%, due 08/15/39	3,865,375
		Total U.S. Treasury Obligations
		(Cost $39,842,139)	40,040,814
ASSET-BACKED SECURITIES: 1.7%
		Automobile Asset-Backed Securities: 1.4%
585,000	#, S	Bank of America Auto Trust, 2.130%, due 09/15/13	594,289
348,000	#, S	Bank of America Auto Trust, 2.670%, due 07/15/13	356,163
628,000	S	CarMax Auto Owner Trust, 1.740%, due 04/15/14	631,109
423,000	S	CarMax Auto Owner Trust, 2.820%, due 12/15/14	424,958
275,000	S	Harley-Davidson Motorcycle Trust, 2.620%, due 03/15/14	281,191

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2010 (Unaudited) (continued)

Principal Amount				Value
			Automobile Asset-Backed Securities: (continued)
	$882,000	S	Harley-Davidson Motorcycle Trust, 3.190%, due 11/15/13	$905,133
367,000		S	Harley-Davidson Motorcycle Trust, 5.520%, due 11/15/13	386,481
206,000		S	Honda Auto Receivables Owner Trust, 2.310%, due 05/15/13	209,562
224,000		S	Hyundai Auto Receivables Trust, 2.030%, due 08/15/13	227,364
286,000		S	Mercedes-Benz Auto Receivables Trust, 1.670%, due 01/15/14	288,231
209,000		S	Mercedes-Benz Auto Receivables Trust, 2.430%, due 03/15/16	210,915
96,996		S	Nissan Auto Receivables Owner Trust, 4.460%, due 04/16/12	99,301
353,000			USAA Auto Owner Trust, 5.070%, due 06/15/13	369,208
				4,983,905
			Home Equity Asset-Backed Securities: 0.3%
1,352,819		S	Ameriquest Mortgage Securities, Inc., 1.081%, due 08/25/33	1,184,889
				1,184,889
			Total Asset-Backed Securities
			(Cost $6,086,632)	6,168,794
COLLATERALIZED MORTGAGE OBLIGATIONS: 8.2%
1,674,135		S	Banc of America Funding Corp., 5.750%, due 10/25/35	1,458,568
970,000		S	Citigroup Commercial Mortgage Trust, 5.700%, due 12/10/49	917,887
2,242,122		#, S	Citigroup Mortgage Loan Trust, Inc., 5.415%, due 11/19/35	2,048,626
1,040,000		S	Commercial Mortgage Pass-through Certificates, 5.816%, due 12/10/49	989,295
820,538		S	Countrywide Alternative Loan Trust, 5.500%, due 10/25/33	804,813
1,909,994		S	Countrywide Home Loan Mortgage Pass-through Trust, 3.670%, due 09/25/33	1,716,817
1,786,005		S	Countrywide Home Loan Mortgage Pass-through Trust, 5.000%, due 04/25/35	1,551,105
1,869,343		S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 10/25/35	1,621,203
3,882,336		S	GMAC Mortgage Corp. Loan Trust, 5.415%, due 11/19/35	3,390,943
970,000		S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	900,661
700,000		S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	654,175
1,083,040		S	JP Morgan Mortgage Trust, 4.966%, due 08/25/35	949,347
1,862,469		S	JP Morgan Mortgage Trust, 5.289%, due 07/25/35	1,838,440
500,000		S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.179%, due 12/15/44	513,408
1,069,042		S	JPMorgan Mortgage Trust, 4.779%, due 07/25/35	1,007,444
1,092,908		S	JPMorgan Mortgage Trust, 5.289%, due 07/25/35	1,030,456
500,000		S	LB-UBS Commercial Mortgage Trust, 5.156%, due 02/15/31	508,429
500,000		S	LB-UBS Commercial Mortgage Trust, 6.149%, due 04/15/41	534,980
1,748,750		S	Lehman Mortgage Trust, 5.000%, due 12/25/35	1,553,154
948,610		S	Lehman Mortgage Trust, 6.412%, due 04/25/36	834,591
1,363,749		#, S	LVII Resecuritization Trust, 5.726%, due 11/27/37	1,379,091
760,000		S	Morgan Stanley Capital I, 5.178%, due 09/15/42	786,511
573,903		S	Structured Asset Securities Corp., 3.160%, due 09/25/33	517,401
930,000			Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48	908,946
1,793,160			WaMu Mortgage Pass-Through Certificates, 5.232%, due 01/25/36	1,638,097
312,851			Wells Fargo Mortgage-Backed Securities Trust, 3.177%, due 10/25/35	273,834

			Total Collateralized Mortgage Obligations
			(Cost $28,712,146)	30,328,222
OTHER BONDS: 23.6%
			Foreign Government Bonds: 23.6%
BRL	48,500,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/11	25,873,566
BRL	28,060,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12	14,595,051
EUR	2,530,000	S	Bundesobligation, 4.000%, due 10/11/13	3,777,903
EUR	5,000,000	S	Bundesrepublik Deutschland, 3.750%, due 01/04/19	7,272,447
EUR	3,340,000	S	Bundesrepublik Deutschland, 4.250%, due 01/04/14	5,029,390
EUR	4,400,000	S	Bundesrepublik Deutschland, 4.250%, due 07/04/39	6,445,704
CAD	2,200,000	S	Canadian Government International Bond, 4.250%, due 06/01/18	2,218,621
EUR	930,000	S	France Government International Bond, 3.250%, due 04/25/16	1,325,708
	$—		Italy Buoni Poliennali Del Tesoro, 5.500%, due 11/01/10	—
JPY	500,000,000	S	Japan Government Ten Year Bond, 1.400%, due 12/20/11	5,667,834
JPY	110,000,000	S	Japan Government Thirty Year Bond, 2.300%, due 03/20/39	1,227,938
JPY	370,000,000	S	Japan Government Thirty Year Bond, 2.400%, due 09/20/38	4,216,278
JPY	800,000,000	S	Japan Government Two Year Bond, 0.400%, due 03/15/11	8,889,647
UYU	6,067,000	S	Uruguay Government International Bond, 4.250%, due 04/05/27	361,824

			Total Other Bonds
			(Cost $87,946,416)	86,901,911

Notional
Amount				Value
POSITIONS IN PURCHASED OPTIONS: 0.0%
			Foreign Currency Options: 0.0%
36,308,000			Put Option OTC - Citibank N.A.
			USD vs JPY
			Strike @ 89.00 (JPY)-Exp 02/18/10	$125,533

			Total Positions in Purchased Options
			(Cost $141,601)	125,533

			Total Long-Term Investments
			(Cost $299,013,150)	125,533

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2010 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 14.8%
		Commercial Paper: 2.7%
$7,000,000	S	Dexia Corp., 0.200%, due 02/02/10		$6,999,922
3,000,000		Time Warner, 0.200%, due 02/22/10		2,999,633

		Total Commercial Paper
		(Cost $9,999,555)		9,999,555

Shares				Value
		Affiliated Mutual Fund: 12.1%
44,437,000	S	ING Institutional Prime Money Market Fund - Class I		$44,437,001
		Total Mutual Fund
		(Cost $44,437,001)		44,437,001
		Total Short-Term Investments
		(Cost $54,436,556)		54,436,556

		Total Investments in Securities
		(Cost $353,449,706)*	98.6%	$363,765,033
		Other Assets and Liabilities - Net	1.4	5,219,824
		Net Assets	100.0%	$368,984,857

	&	Payment-in-kind
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	BRL	Brazilian Real
	CAD	Canadian Dollar
	EUR	EU Euro
	JPY	Japanese Yen
	*	Cost for federal income tax purposes is $354,010,953.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$14,079,537
		Gross Unrealized Depreciation		(4,325,457)
		Net Unrealized Appreciation		$9,754,080

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2010
Asset Table
Investments, at value
Positions In Purchased Options	$—	$125,533	$—	$125,533
Corporate Bonds/Notes	—	130,844,488	5,026,046	135,870,534
U.S. Government Agency Obligations	—	9,892,669	—	9,892,669
U.S. Treasury Obligations	—	40,040,814	—	40,040,814
Asset-Backed Securities	—	6,168,794	—	6,168,794
Collateralized Mortgage Obligations	—	28,949,131	1,379,091	30,328,222
Other Bonds	—	86,901,911	—	86,901,911
Short-Term Investments	44,437,001	9,999,555	—	54,436,556
Total Investments, at value	$44,437,001	$312,922,895	$6,405,137	$363,765,033
Other Financial Instruments+:
Forward foreign currency contracts	—	8,100,890	—	8,100,890
Futures	953,068	—	—	953,068
Swaps, at value	—	821,375	—	821,375
Total Assets	$45,390,069	$321,845,160	$6,405,137	$373,640,366

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(6,315,433)	$—	$(6,315,433)
Futures	(299,609)	—	—	(299,609)
Swaps, at value	—	(107,305)	—	(107,305)
Total Liabilities	$(299,609)	$(6,422,738)	$—	$(6,722,347)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended January 31, 2010:

	Beginning			Accrued	Total	Total Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	Into	Out of	Balance
	10/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 1/31/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	5,152,147	—	—	—	—	(126,101)	—	—	5,026,046
Collateralized Mortgage Obligations	3,730,616	(138,833)	—	—	—	15,342	—	(2,228,034)	1,379,091
Total Investments, at value	$8,882,763	$(138,833)	$—	$—	$—	$(110,759)	$—	$(2,228,034)	$6,405,137

As of January 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(105,613).

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2010 (Unaudited) (continued)

At January 31, 2010 the following forward foreign currency contracts were outstanding for the ING Global Bond Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australian Dollar
AUD 6,872,679	BUY	2/19/10	6,326,439	$6,068,642	$(257,797)
Australian Dollar
AUD 2,763,251	BUY	2/19/10	2,494,000	2,439,978	(54,022)
Canadian Dollar
CAD 5,720,016	BUY	2/19/10	5,539,892	5,349,432	(190,460)
Canadian Dollar
CAD 3,810,965	BUY	2/19/10	3,603,000	3,564,063	(38,937)
Swiss Franc
CHF 1,999,024	BUY	2/5/10	1,941,000	1,884,669	(56,331)
Swiss Franc
CHF 1,756,337	BUY	2/5/10	1,698,245	1,655,864	(42,381)
Swiss Franc
CHF 3,928,389	BUY	2/5/10	3,827,000	3,703,663	(123,337)
Danish Krone
DKK 6,953,272	BUY	2/5/10	1,342,418	1,294,794	(47,624)
EU Euro
EUR 20,716,274	BUY	2/19/10	29,608,052	28,721,875	(886,177)
EU Euro
EUR 12,912,305	BUY	2/19/10	18,204,000	17,902,138	(301,862)
EU Euro
EUR 13,330,906	BUY	2/19/10	18,834,184	18,482,503	(351,681)
EU Euro
EUR 12,918,551	BUY	2/19/10	18,284,000	17,910,798	(373,202)
EU Euro
EUR 2,198,450	BUY	2/19/10	3,108,000	3,048,020	(59,980)
EU Euro
EUR 15,233,795	BUY	2/19/10	21,553,215	21,120,745	(432,470)
EU Euro
EUR 13,175,206	BUY	2/19/10	18,476,000	18,266,635	(209,365)
EU Euro
EUR 4,086,624	BUY	2/19/10	5,703,861	5,665,860	(38,001)
EU Euro
EUR 5,901,886	BUY	2/19/10	8,247,000	8,182,611	(64,389)
British Pound
GBP 9,050,613	BUY	2/5/10	14,453,060	14,466,823	13,763
British Pound
GBP 3,142,689	BUY	2/5/10	5,029,000	5,023,386	(5,614)
British Pound
GBP 612,511	BUY	2/5/10	1,000,000	979,059	(20,941)
British Pound
GBP 2,660,231	BUY	2/5/10	4,357,000	4,252,207	(104,793)
British Pound
GBP 2,034,476	BUY	2/5/10	3,296,000	3,251,979	(44,021)
British Pound
GBP 5,958,858	BUY	2/5/10	9,599,000	9,524,852	(74,148)
British Pound
GBP 4,265,246	BUY	2/5/10	6,928,000	6,817,721	(110,279)
British Pound
GBP 1,895,083	BUY	2/5/10	3,058,000	3,029,168	(28,832)
Indonesian Rupiah
IDR 24,922,800,000	BUY	2/5/10	2,676,992	2,663,350	(13,642)
Indian Rupee
INR 248,712,000	BUY	2/5/10	5,390,669	5,384,983	(5,686)
Japanese Yen
JPY 146,591,550	BUY	2/19/10	1,608,960	1,624,106	15,146
Japanese Yen
JPY 1,187,202,626	BUY	2/19/10	13,291,000	13,153,162	(137,838)
Japanese Yen
JPY 216,532,965	BUY	2/19/10	2,409,000	2,398,995	(10,005)
South Korean Won
KRW 4,057,200,000	BUY	2/5/10	3,528,000	3,491,841	(36,159)
South Korean Won
KRW 8,286,840,000	BUY	2/5/10	7,265,334	7,132,094	(133,240)
South Korean Won
KRW 4,022,802,000	BUY	2/5/10	3,528,000	3,462,237	(65,763)
South Korean Won
KRW 3,984,876,000	BUY	2/5/10	3,528,000	3,429,595	(98,405)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
South Korean Won
KRW 11,918,550,000	BUY	2/5/10	10,500,000	10,257,736	$(242,264)
South Korean Won
KRW 3,732,483,000	BUY	2/5/10	3,252,000	3,212,373	(39,627)
Norwegian Krone
NOK 815,407	BUY	2/5/10	142,320	137,638	(4,682)
Norwegian Krone
NOK 16,578,463	BUY	2/5/10	2,916,000	2,798,400	(117,600)
Norwegian Krone
NOK 38,627,538	BUY	2/5/10	6,651,000	6,520,224	(130,776)
New Zealand Dollar
NZD 6,884,758	BUY	2/19/10	5,069,536	4,825,143	(244,393)
New Zealand Dollar
NZD 3,237,544	BUY	2/19/10	2,309,000	2,269,014	(39,986)
New Zealand Dollar
NZD 1,829,110	BUY	2/19/10	1,293,000	1,281,922	(11,078)
New Zealand Dollar
NZD 2,096,032	BUY	2/19/10	1,479,000	1,468,992	(10,008)
Philippine Peso
PHP 248,040,000	BUY	2/5/10	5,401,568	5,331,249	(70,319)
Swedish Krona
SEK 3,800,741	BUY	2/5/10	533,923	514,398	(19,525)
Swedish Krona
SEK 128,181,763	BUY	2/5/10	18,154,000	17,348,324	(805,676)
Swedish Krona
SEK 27,799,903	BUY	2/5/10	3,840,000	3,762,483	(77,517)
Swedish Krona
SEK 25,380,821	BUY	2/5/10	3,510,000	3,435,081	(74,919)
Taiwan New Dollar
TWD 25,000,000	BUY	2/5/10	788,146	782,939	(5,207)
					$(6,282,050)
Australian Dollar
AUD 4,134,042	SELL	2/19/10	3,812,000	$3,650,399	$161,601
Australian Dollar
AUD 5,599,490	SELL	2/19/10	5,028,000	4,944,403	83,597
Australian Dollar
AUD 9,233,994	SELL	2/19/10	8,247,000	8,153,706	93,294
Brazilian Real
BRL 63,486,712	SELL	2/5/10	36,483,471	33,652,247	2,831,224
Canadian Dollar
CAD 2,569,061	SELL	2/19/10	2,409,000	2,402,619	6,381
Swiss Franc
CHF 2,461,833	SELL	2/5/10	2,382,000	2,321,002	60,998
Swiss Franc
CHF 7,997,272	SELL	2/5/10	7,679,000	7,539,783	139,217
Swiss Franc
CHF 4,129,101	SELL	2/5/10	3,972,000	3,892,893	79,107
EU Euro
EUR 29,142,000	SELL	2/5/10	42,341,694	40,404,946	1,936,748
EU Euro
EUR 2,665,719	SELL	2/19/10	3,812,000	3,695,860	116,140
EU Euro
EUR 13,024,136	SELL	2/19/10	18,312,000	18,057,185	254,815
EU Euro
EUR 844,448	SELL	2/19/10	1,190,000	1,170,776	19,224
EU Euro
EUR 3,198,309	SELL	2/19/10	4,526,000	4,434,263	91,737
EU Euro
EUR 4,258,785	SELL	2/19/10	5,982,000	5,904,550	77,450
EU Euro
EUR 13,188,420	SELL	2/19/10	18,476,000	18,284,955	191,045
EU Euro
EUR 13,251,976	SELL	2/19/10	18,532,000	18,373,071	158,929
British Pound
GBP 1,064,404	SELL	2/5/10	1,721,000	1,701,382	19,618
British Pound
GBP 5,998,881	SELL	2/5/10	9,750,000	9,588,826	161,174
Japanese Yen
JPY 182,148,778	SELL	2/19/10	2,014,000	2,018,048	(4,048)
Japanese Yen
JPY 283,544,666	SELL	2/19/10	3,141,000	3,141,426	(426)
Japanese Yen
JPY 248,485,269	SELL	2/19/10	2,771,000	2,752,998	18,002

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
South Korean Won
KRW 11,905,950,000	SELL	2/5/10	10,500,000	10,246,892	$253,108
South Korean Won
KRW 8,161,964,000	SELL	2/5/10	7,268,000	7,024,619	243,381
South Korean Won
KRW 12,202,354,000	SELL	2/5/10	10,630,617	10,501,993	128,624
Norwegian Krone
NOK 31,698,496	SELL	2/5/10	5,374,000	5,350,621	23,379
New Zealand Dollar
NZD 1,646,270	SELL	2/19/10	1,183,000	1,153,779	29,221
New Zealand Dollar
NZD 1,935,752	SELL	2/19/10	1,371,000	1,356,661	14,339
Philippine Peso
PHP 248,040,000	SELL	2/5/10	5,396,867	5,331,249	65,618
Swedish Krona
SEK 128,090,630	SELL	2/5/10	18,150,000	17,335,990	814,010
					$8,067,507

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2010 (Unaudited) (continued)

ING Global Bond Fund Open Futures Contracts on January 31, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 3-Year Bond	42	03/15/10	$3,833,505	$29,966
Canada 10-Year Bond	35	03/22/10	3,954,501	14,349
Euro-Bobl 5-Year	101	03/08/10	16,420,692	147,341
Euro-Bund	161	03/08/10	27,541,706	163,702
Euro-Schatz	87	03/08/10	13,092,098	81,084
Japan 10-Year Bond (TSE)	8	03/11/10	12,364,482	16,199
Long Gilt	70	03/29/10	12,941,703	(229,674)
U.S. Treasury 5-Year Note	43	03/31/10	5,007,821	(7,834)
			$95,156,508	$215,133

Short Contracts
U.S. Treasury 2-Year Note	147	03/31/10	$32,039,109	$(62,101)
U.S. Treasury 10-Year Note	318	03/22/10	37,573,687	94,697
U.S. Treasury Long Bond	208	03/22/10	24,713,000	405,730
			$94,325,796	$438,326

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2010 (Unaudited) (continued)

ING Global Bond Fund Credit Default Swap Agreements Outstanding on January 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection

COUNTERPARTY	REFERENCE ENTITY/OBLIGATION	BUY PROTECTION (1)	(PAY)/RECEIVE FIXED RATE (%)	TERMINATION DATE	NOTIONAL AMOUNT (2)	MARKET VALUE (3)	UPFRONT PREMIUM PAID/(RECEIVED)	UNREALIZED APPRECIATION/ (DEPRECIATION)
The Royal Bank of Scotland PLC	Japanese Government Bond, 2.000%, 03/21/22	Buy	(0.610)	12/20/14	9,000,000	$72,574	$—	$72,574
						$72,574	$—	$72,574

Credit Default Swaps on Credit Indices - Sell Protection

COUNTERPARTY	REFERENCE ENTITY/OBLIGATION	SELL PROTECTION (2)	(PAY)/RECEIVE FIXED RATE (%)	TERMINATION DATE	NOTIONAL AMOUNT (2)	MARKET VALUE (3)	UPFRONT PREMIUM PAID/(RECEIVED)	UNREALIZED APPRECIATION/ (DEPRECIATION)
Morgan Stanley Capital Services Inc.	CDX.HY.13 Index	Sell	5.000	12/20/14	3,712,500	$(107,305)	$(88,168)	$(19,137)
						$(107,305)	$(88,168)	$(19,137)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2010 (Unaudited) (continued)

(1) If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3) The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2010 (Unaudited) (continued)

ING Global Bond Fund Interest Rate Swap Agreements Outstanding on January 31, 2010:

	TERMINATION DATE	NOTIONAL AMOUNT		MARKET VALUE	UPFRONT PREMIUM PAID/(RECEIVED)	UNREALIZED APPRECIATION/ (DEPRECIATION)
Receive a fixed rate equal to 6.750% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	08/08/12	MXN	171,650,000	$112,208	$—	$112,208
Receive a fixed rate equal to 4.710% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG	06/30/11	NZD	71,300,000	205,619	—	205,619
Receive a fixed rate equal to 5.830% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG	10/29/11	NZD	71,000,000	430,974	—	430,974
				$748,801	$—	$748,801

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2010:

Derivatives Fair Value*
Credit contracts	$(34,731)
Foreign exchange contracts	1,910,990
Interest rate contracts	1,402,260
Total	$3,278,519

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 92.6%
		Australia: 5.1%
70,449		Australia & New Zealand Banking Group Ltd.	$1,348,192
294,978		Foster’s Group Ltd.	1,391,090
301,820		Insurance Australia Group	1,010,917
262,240		Macquarie Airports Management Ltd.	641,445
459,397		Telstra Corp. Ltd.	1,355,248
52,497		Wesfarmers Ltd.	1,273,517
			7,020,409
		Brazil: 0.5%
40,086		Tele Norte Leste Participacoes SA ADR	714,333
			714,333
		Canada: 1.7%
30,496	L	Enerplus Resources Fund	649,260
53,363	L	TransCanada Corp.	1,705,320
			2,354,580
		Finland: 1.1%
107,428		Nokia OYJ	1,474,138
			1,474,138
		France: 5.2%
29,664		Carrefour S.A.	1,447,288
17,803		Sanofi-Aventis	1,316,434
21,835		Total S.A.	1,261,919
24,265		Vinci S.A.	1,295,920
72,580		Vivendi	1,886,979
			7,208,540
		Germany: 4.6%
12,401		Allianz AG	1,373,111
14,847		Deutsche Boerse AG	973,168
36,760		E.ON AG	1,352,308
9,265		Muenchener Rueckversicherungs AG	1,387,436
14,267		Siemens AG	1,272,154
			6,358,177
		Hong Kong: 1.0%
29,870		China Mobile Ltd. ADR	1,402,397
			1,402,397
		Italy: 2.9%
48,107		Banche Popolari Unite Scpa	660,322
85,880		ENI S.p.A.	1,995,968
286,689		Snam Rete Gas S.p.A.	1,349,015
			4,005,305
		Japan: 9.7%
16,900		Canon, Inc.	660,588
273,000		Mitsubishi UFJ Financial Group, Inc.	1,404,878
752,600		Mizuho Financial Group, Inc.	1,452,419
7,700		Nintendo Co. Ltd.	2,146,778
972		NTT DoCoMo, Inc.	1,454,994
49,600		Seven & I Holdings Co. Ltd.	1,084,090
68,400		Shiseido Co. Ltd.	1,400,859
64,400		Sumitomo Mitsui Financial Group, Inc.	2,078,646
25,100		Takeda Pharmaceutical Co. Ltd.	1,101,032
19,000		Trend Micro, Inc.	708,224
			13,492,508
		Netherlands: 1.4%
70,834		Royal Dutch Shell PLC	1,966,911
			1,966,911
		Singapore: 0.7%
100,500		DBS Group Holdings Ltd.	1,012,562
			1,012,562
		South Korea: 1.3%
55,116		KT Corp. ADR	1,164,601
14,894		S-Oil Corp.	658,714
			1,823,315
		Spain: 1.3%
38,229		Banco Bilbao Vizcaya Argentaria S.A.	582,747
83,545		Banco Santander Central Hispano S.A.	1,193,103
			1,775,850
		Sweden: 1.0%
149,768		Telefonaktiebolaget LM Ericsson	1,451,388
			1,451,388
		Switzerland: 1.1%
9,370		Alcon, Inc.	1,459,003
			1,459,003
		Taiwan: 1.0%
131,600		Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,337,056
			1,337,056

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		United Kingdom: 9.3%
30,567		AstraZeneca PLC	$1,418,803
214,291		BP PLC	1,999,333
69,620		GlaxoSmithKline PLC	1,354,941
132,264		HSBC Holdings PLC	1,415,953
29,470		Johnson Matthey PLC	685,120
183,852		Reed Elsevier PLC	1,463,434
76,835		Scottish & Southern Energy PLC	1,432,007
279,653		Thomas Cook Group PLC	1,009,740
175,546		United Utilities Group PLC	1,497,208
323,879		Vodafone Group PLC	691,934
			12,968,473
		United States: 43.7%
26,467		Abbott Laboratories	1,401,163
39,096		AGL Resources, Inc.	1,379,698
8,695		Air Products & Chemicals, Inc.	660,472
53,783		Altria Group, Inc.	1,068,130
40,380		American Electric Power Co., Inc.	1,399,167
64,388		Arthur J. Gallagher & Co.	1,451,949
84,045		AT&T, Inc.	2,131,381
17,852		Automatic Data Processing, Inc.	728,183
8,406		Bank of Hawaii Corp.	382,305
57,929		Bristol-Myers Squibb Co.	1,411,150
33,090		Campbell Soup Co.	1,095,610
28,298		Chevron Corp.	2,040,852
25,819		Coca-Cola Co.	1,400,681
31,708		Consolidated Edison, Inc.	1,386,908
14,370		Cullen/Frost Bankers, Inc.	737,468
42,089		EI Du Pont de Nemours & Co.	1,372,522
40,601		Emerson Electric Co.	1,686,566
37,169		Exelon Corp.	1,695,650
21,564		ExxonMobil Corp.	1,389,369
31,348		Flowers Foods, Inc.	761,443
65,015		General Electric Co.	1,045,441
49,305		H&R Block, Inc.	1,061,044
40,156		Hershey Co.	1,462,883
26,743		Home Depot, Inc.	749,071
44,141		Honeywell International, Inc.	1,705,608
71,392		Intel Corp.	1,385,005
22,623		Johnson & Johnson	1,422,082
28,997		Kimberly-Clark Corp.	1,722,132
11,377	@	Kinder Morgan Energy Partners LP	692,177
75,670		Kraft Foods, Inc.	2,093,032
51,666		Leggett & Platt, Inc.	943,421
23,709		Linear Technology Corp.	618,805
8,935		Lorillard, Inc.	676,380
29,141		McDonald’s Corp.	1,819,273
38,385		Merck & Co., Inc.	1,465,539
41,165		NYSE Euronext	963,673
115,735		Pfizer, Inc.	2,159,608
29,386		Philip Morris International, Inc.	1,337,357
99,330		Pitney Bowes, Inc.	2,077,984
17,748		Procter & Gamble Co.	1,092,389
27,212		Reynolds American, Inc.	1,447,678
120,569		Sara Lee Corp.	1,463,708
32,358		Snap-On, Inc.	1,322,795
54,602		Southern Co.	1,747,264
52,982		Spectra Energy Corp.	1,125,868
29,931		Travelers Cos., Inc.	1,516,604
			60,697,488
		Total Common Stock
		(Cost $122,973,406)	128,522,433
REAL ESTATE INVESTMENT TRUSTS: 2.5%
		Australia: 0.5%
64,981		Westfield Group	721,512
			721,512
		Netherlands: 0.5%
11,288		Corio NV	692,864
			692,864
		United Kingdom: 0.5%
65,293		Land Securities Group PLC	662,714
			662,714
		United States: 1.0%
11,403		Boston Properties, Inc.	739,713
17,561		Rayonier, Inc.	736,508
			1,476,221
		Total Real Estate Investment Trusts
		(Cost $3,964,895)	3,553,311

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2010 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 1.0%
		Germany: 1.0%
17,027		Volkswagen AG		$1,382,621
		Total Preferred Stock
		(Cost $1,517,362)		1,382,621
		Total Long-Term Investments
		(Cost $128,455,663)		133,458,365
SHORT-TERM INVESTMENTS: 1.6%
		Securities Lending Collateral(cc): 1.6%
2,069,668		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		2,069,668
123,900	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		99,120
		Total Short-Term Investments
		(Cost $2,193,567)		2,168,788
		Total Investments in Securities
		(Cost $130,649,230)*	97.7%	$135,627,153
		Other Assets and Liabilities - Net	2.3	3,164,261
		Net Assets	100.0%	$138,791,414

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at January 31, 2010.
	*	Cost for federal income tax purposes is $137,475,904.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,619,483
		Gross Unrealized Depreciation		(6,468,234)
		Net Unrealized Appreciation		$(1,848,751)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	3.3%
Auto Manufacturers	1.0
Banks	8.8
Beverages	2.0
Chemicals	2.0
Commercial Services	1.3
Cosmetics/Personal Care	1.8
Diversified	1.0
Diversified Financial Services	1.4
Electric	6.5
Electrical Components & Equipment	1.2
Engineering & Construction	1.4
Food	6.0
Gas	2.0
Hand/Machine Tools	1.0
Healthcare - Products	2.1
Household Products/Wares	1.2
Insurance	4.9
Internet	0.5
Leisure Time	0.7
Media	2.4
Miscellaneous Manufacturing	3.6
Office Property	0.5
Office/Business Equipment	2.0
Oil & Gas	8.6
Paper & Related Products	0.5
Pharmaceuticals	8.4
Pipelines	2.5
Retail	3.5
Semiconductors	2.4
Shopping Centers	0.5
Telecommunications	8.5
Toys/Games/Hobbies	1.5
Water	1.1
Short-Term Investments	1.6
Other Assets and Liabilities - Net	2.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$7,020,409	$—	$7,020,409
Brazil	714,333	—	—	714,333
Canada	2,354,580	—	—	2,354,580
Finland	—	1,474,138	—	1,474,138
France	—	7,208,540	—	7,208,540
Germany	—	6,358,177	—	6,358,177
Hong Kong	1,402,397	—	—	1,402,397
Italy	—	4,005,305	—	4,005,305
Japan	—	13,492,508	—	13,492,508
Netherlands	—	1,966,911	—	1,966,911
Singapore	—	1,012,562	—	1,012,562
South Korea	1,164,601	658,714	—	1,823,315
Spain	1,193,103	582,747	—	1,775,850
Sweden	—	1,451,388	—	1,451,388
Switzerland	1,459,003	—	—	1,459,003
Taiwan	1,337,056	—	—	1,337,056
United Kingdom	—	12,968,473	—	12,968,473
United States	60,697,488	—	—	60,697,488
Total Common Stock	70,322,561	58,199,872	—	128,522,433
Real Estate Investment Trusts	1,476,221	2,077,090	—	3,553,311
Preferred Stock	—	1,382,621	—	1,382,621
Short-Term Investments	—	2,168,788	—	2,168,788
Total Investments, at value	$71,798,782	$63,828,371	$—	$135,627,153

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.7%
		Australia: 1.9%
263,044	@	Australian Worldwide Exploration Ltd.	$605,586
190,862	@	Fortescue Metals Group Ltd.	764,179
170,306		Incitec Pivot Ltd.	502,419
			1,872,184
		Canada: 22.4%
80,149		Barrick Gold Corp.	2,790,788
54,487		Canadian Natural Resources Ltd.	3,476,815
23,635		Cenovus Energy, Inc.	547,150
72,600		Centerra Gold, Inc.	735,336
86,107		EnCana Corp.	2,634,013
43,608		GoldCorp, Inc.	1,480,928
76,738		Kinross Gold Corp.	1,247,760
159,900	@	Lundin Mining Corp.	626,590
104,517		Nexen, Inc.	2,293,103
70,765		Suncor Energy, Inc.	2,239,712
153,127		Talisman Energy, Inc.	2,537,314
33,329	@	Teck Cominco Ltd. - Class B	1,093,858
			21,703,367
		China: 1.0%
1,195,334		China Petroleum & Chemical Corp.	929,924
			929,924
		France: 1.4%
24,350		Total SA ADR	1,402,317
			1,402,317
		Japan: 1.0%
135		Inpex Holdings, Inc.	987,843
			987,843
		Netherlands: 2.0%
35,173		Royal Dutch Shell PLC ADR - Class A	1,948,232
			1,948,232
		Russia: 2.5%
20,224		Lukoil-Spon ADR	1,124,454
52,917		OAO Gazprom ADR	1,283,145
			2,407,599
		South Africa: 0.7%
8,811		Anglogold Ashanti Ltd. ADR	314,465
32,411		Gold Fields Ltd. ADR	370,134
			684,599
		United Kingdom: 4.1%
87,726	@	Anglo American PLC ADR	1,592,227
39,800	@	Dana Petroleum PLC	660,308
8,690		Rio Tinto PLC ADR	1,686,034
			3,938,569
		United States: 61.7%
78,308		Alcoa, Inc.	996,861
39,929	@	Alpha Natural Resources, Inc.	1,621,517
40,987		Apache Corp.	4,048,286
64,409		Arch Coal, Inc.	1,357,098
31,148		Atlas Energy, Inc.	942,227
82,808	@	Cal Dive International, Inc.	582,968
43,413	@	Cameron International Corp.	1,634,934
57,767		Chevron Corp.	4,166,156
32,745		Cimarex Energy Co.	1,611,381
22,966		Cliffs Natural Resources, Inc.	917,492
124,616		ConocoPhillips	5,981,568
10,487		Devon Energy Corp.	701,685
82,474		DryShips, Inc.	453,607
33,965		Ensco International PLC ADR	1,325,654
103,101		ExxonMobil Corp.	6,642,797
27,532		Freeport-McMoRan Copper & Gold, Inc.	1,836,109
63,007		Frontier Oil Corp.	785,067
62,328		Halliburton Co.	1,820,601
79,970		International Paper Co.	1,832,113
70,678		National Oilwell Varco, Inc.	2,890,730
31,432		Occidental Petroleum Corp.	2,462,383
87,363		Patterson-UTI Energy, Inc.	1,341,896
46,034		Peabody Energy Corp.	1,938,952
18,700		Penn Virginia Corp.	453,849
84,791		Schlumberger Ltd.	5,380,837
61,477		Smith International, Inc.	1,863,983
16,158	@	Transocean Ltd.	1,369,229
24,344		United States Steel Corp.	1,081,604
41,430		XTO Energy, Inc.	1,846,535
			59,888,119

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2010 (Unaudited) (continued)

Shares				Value
		United States (continued)
		Total Common Stock
		(Cost $88,638,404)		$95,762,753
SHORT-TERM INVESTMENTS: 1.0%
		Affiliated Mutual Fund: 1.0%
934,000		ING Institutional Prime Money Market Fund - Class I		934,000
		Total Short-Term Investments
		(Cost $934,000)		934,000
		Total Investments in Securities
		(Cost $89,572,404)*	99.7%	$96,696,753
		Other Assets and Liabilities - Net	0.3	332,057
		Net Assets	100.0%	$97,028,810

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $93,926,624.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,945,586
		Gross Unrealized Depreciation		(5,175,457)
		Net Unrealized Appreciation		$2,770,129

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Chemicals	0.5%
Coal	5.1
Forest Products & Paper	1.9
Iron/Steel	2.8
Mining	15.2
Oil & Gas	58.1
Oil & Gas Services	14.6
Trucking & Leasing	0.5
Short-Term Investments	1.0
Other Assets and Liabilities - Net	0.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$1,872,184	$—	$1,872,184
Canada	21,703,367	—	—	21,703,367
China	—	929,924	—	929,924
France	1,402,317	—	—	1,402,317
Japan	—	987,843	—	987,843
Netherlands	1,948,232	—	—	1,948,232
Russia	1,124,454	1,283,145	—	2,407,599
South Africa	684,599	—	—	684,599
United Kingdom	1,686,034	2,252,535	—	3,938,569
United States	59,888,119	—	—	59,888,119
Total Common Stock	88,437,122	7,325,631	—	95,762,753
Short-Term Investments	934,000	—	—	934,000
Total Investments, at value	$89,371,122	$7,325,631	$—	$96,696,753

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 32.1%
		Australia: 0.9%
2,016,000		Lend Lease Corp. Ltd.	$16,636,369
			16,636,369
		Brazil: 1.1%
1,186,400	@	BR Malls Participacoes S.A.	12,902,493
959,800		PDG Realty SA Empreendimentos e Participacoes	7,642,758
			20,545,251
		Germany: 0.1%
180,570	@	Deutsche Wohnen AG	1,835,067
			1,835,067
		Hong Kong: 12.7%
3,345,657		Cheung Kong Holdings Ltd.	39,366,724
1,649,500		Great Eagle Holding Co.	4,016,533
2,126,800		Hang Lung Group Ltd.	9,532,940
4,584,300		Hang Lung Properties Ltd.	15,559,461
5,985,600		Henderson Land Development Co. Ltd.	37,669,755
3,850,700	L	Hongkong Land Holdings Ltd.	17,961,247
1,064,800		Hysan Development Co. Ltd.	2,633,580
4,420,600		Kerry Properties Ltd.	19,553,637
441,200		Shui On Land Ltd.	208,394
5,612,000		Sun Hung Kai Properties Ltd.	71,826,222
3,763,975		Wharf Holdings Ltd.	18,575,456
			236,903,949
		India: 0.1%
1,023,600		Unitech Ltd. (Global Instrument, Issuer: Macquarie Group Ltd.)	1,647,249
			1,647,249
		Italy: 0.1%
2,188,890		Beni Stabili S.p.A.	1,818,475
			1,818,475
		Japan: 10.8%
210,500		Aeon Mall Co. Ltd.	3,818,910
175,000		Daito Trust Construction Co. Ltd.	8,300,619
1,479,100		Daiwa House Industry Co. Ltd.	15,554,108
3,956,100		Mitsubishi Estate Co. Ltd.	64,046,595
3,916,000		Mitsui Fudosan Co. Ltd.	65,860,048
2,457,600		Sumitomo Realty & Development Co. Ltd.	43,548,458
			201,128,738
		Norway: 1.1%
9,176,920	@	Norwegian Property ASA	20,728,727
			20,728,727
		Singapore: 1.2%
6,239,800		CapitaLand Ltd.	16,963,537
683,000	L	City Developments Ltd.	5,176,112
			22,139,649
		Sweden: 0.9%
964,230		Castellum AB	8,710,249
1,018,810		Hufvudstaden AB	7,476,783
			16,187,032
		Switzerland: 0.9%
309,860		Swiss Prime Site AG	17,443,358
			17,443,358
		United Kingdom: 1.6%
1,638,080	I	Atrium European Real Estate Ltd.	9,974,984
3,503,890		Grainger PLC	7,249,600
924,877		Helical Bar PLC	4,612,028
3,844,971	I	Safestore Holdings Ltd.	8,378,348
			30,214,960
		United States: 0.6%
324,700	@	Hyatt Hotels Corp.	9,617,614
118,400	@	Pebblebrook Hotel Trust	2,441,408
			12,059,022
		Total Common Stock (Cost $569,137,884)	599,287,846

REAL ESTATE INVESTMENT TRUSTS: 63.2%
		Australia: 9.9%
4,171,500		CFS Retail Property Trust	6,851,882
42,204,845		Dexus Property Group	30,700,339
14,808,200		GPT Group	7,381,620
54,886,386		Macquarie Goodman Group	27,903,885
9,814,386		Mirvac Group	12,495,819
7,723,320		Stockland	25,270,743
6,667,224		Westfield Group	74,029,018
			184,633,306
		Canada: 1.0%
309,600		Calloway Real Estate Investment Trust	5,733,065
114,100		Canadian Real Estate Investment Trust	2,987,889

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		Canada (continued)
261,700		Primaris Retail Real Estate	$4,124,054
322,600		RioCan Real Estate Investment Trust	5,759,583
			18,604,591
		France: 6.8%
21,230		Gecina S.A.	2,104,352
798,272		Klepierre	29,737,808
422,993		Mercialys	14,471,242
31,550		Societe Immobiliere de Location pour l’Industrie et le Commerce	3,627,491
357,636		Unibail	77,493,398
			127,434,291
		Hong Kong: 1.2%
9,505,200		Link Real Estate Investment Trust	22,806,457
			22,806,457
		Japan: 3.5%
1,349		Frontier Real Estate Investment Corp.	9,784,116
114		Japan Excellent, Inc.	502,874
1,073	L	Japan Logistics Fund, Inc.	7,511,369
1,538		Japan Real Estate Investment Corp.	12,801,128
1,246		Japan Retail Fund Investment Corp.	5,780,878
2,926		Kenedix Realty Investment Corp.	8,298,482
572	L	Nippon Accommodations Fund, Inc.	3,081,840
2,185		Orix JREIT, Inc.	10,709,728
58		Top REIT, Inc.	251,539
1,365	L	United Urban Investment Corp.	7,161,035
			65,882,989
		Netherlands: 0.8%
174,144		Corio NV	10,689,061
90,199		Eurocommercial Properties NV	3,520,548
			14,209,609
		Singapore: 2.0%
12,848,766		Ascendas Real Estate Investment Trust	17,505,515
6,668,000		CapitaCommercial Trust	5,009,590
4,255,801		CapitaMall Trust	5,085,456
3,932,000		Frasers Centrepoint Trust	3,719,964
6,019,500		Suntec Real Estate Investment Trust	5,540,924
			36,861,449
		United Kingdom: 5.9%
4,237,687		British Land Co. PLC	29,404,904
447,580		Derwent Valley Holdings PLC	9,316,261
796,400		Great Portland Estates PLC	3,557,440
2,647,196		Hammerson PLC	15,904,600
3,816,157		Land Securities Group PLC	38,733,385
881,879		Liberty International PLC	6,379,583
1,209,657		Segro PLC	6,008,472
			109,304,645
		United States: 32.1%
266,361	L	Acadia Realty Trust	4,243,131
224,400		Alexandria Real Estate Equities, Inc.	13,403,412
745,000		AMB Property Corp.	17,880,000
797,800		Apartment Investment & Management Co.	12,254,208
341,771		AvalonBay Communities, Inc.	26,183,076
172,800	L	Boston Properties, Inc.	11,209,536
354,900		BRE Properties, Inc.	11,381,643
326,800	L	Camden Property Trust	12,670,036
371,810	L	Digital Realty Trust, Inc.	17,846,880
1,001,100		Duke Realty Corp.	11,332,452
354,700		Equity Residential	11,368,135
66,300		Essex Property Trust, Inc.	5,283,447
316,300	L	Extra Space Storage, Inc.	3,590,005
291,100		Federal Realty Investment Trust	18,741,018
392,900		HCP, Inc.	11,138,715
575,300	L	Highwoods Properties, Inc.	17,379,813
3,111,854	@, L	Host Hotels & Resorts, Inc.	32,985,652
904,275	L	Liberty Property Trust	27,489,960
1,137,277		Macerich Co.	35,084,995
111,200	L	Mack-Cali Realty Corp.	3,627,344
713,400		Nationwide Health Properties, Inc.	23,513,664
387,500		Omega Healthcare Investors, Inc.	7,250,125
2,184,900		Prologis	27,529,740
172,654	L	Public Storage, Inc.	13,670,744
384,700		Regency Centers Corp.	12,883,603
1,038,269	S, L	Simon Property Group, Inc.	74,755,368
272,800	L	SL Green Realty Corp.	12,409,672
323,700		Tanger Factory Outlet Centers, Inc.	12,397,710
285,500	L	Taubman Centers, Inc.	9,038,930
1,278,909	L	UDR, Inc.	19,899,824
613,600		Ventas, Inc.	25,893,920
711,220		Vornado Realty Trust	46,001,710
394,300		Weingarten Realty Investors	7,361,581
			597,700,049
		Total Real Estate Investment Trusts (Cost $1,052,826,900)	1,177,437,386

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

Shares				Value
MUTUAL FUNDS: 0.8%
			Australia: 0.5%
16,374,500	**		ING Office Fund	$8,764,534
				8,764,534
			Luxembourg: 0.3%
938,434	@		Prologis European Properties	6,030,360
				6,030,360
			Total Mutual Funds
			(Cost $13,591,020)	14,794,894

			Total Long-Term Investments
			(Cost $1,635,555,804)	1,791,520,126

SHORT-TERM INVESTMENTS: 5.7%
			Affiliated Mutual Fund: 4.3%
79,398,353			ING Institutional Prime Money Market Fund - Class I	79,398,353
			Total Mutual Fund
			(Cost $79,398,353)	79,398,353

			Securities Lending Collateral(cc): 1.4%
23,410,911			Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)	23,410,911
2,745,317	I		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)	2,196,253
			Total Securities Lending Collateral
			(Cost $26,156,228)	25,607,164
			Total Short-Term Investments
			(Cost $105,554,581)	105,005,517

			Total Investments in Securities
		(Cost $1,741,110,385)*	101.8%	$1,896,525,643
		Other Assets and Liabilities - Net	(1.8)	(32,845,412)
		Net Assets	100.0%	$1,863,680,231

	@		Non-income producing security
	cc		Securities purchased with cash collateral for securities loaned.
	(1)		Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	I		Illiquid security
	L		Loaned security, a portion or all of the security is on loan at January 31, 2010.
	**		Investment in affiliate
	*		Cost for federal income tax purposes is $1,993,668,497.
			Net unrealized depreciation consists of:
			Gross Unrealized Appreciation	$210,965,186
			Gross Unrealized Depreciation	(308,108,040)
			Net Unrealized Depreciation	$(97,142,854)

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Apartments	5.5%
Closed-End Funds	0.3
Diversified	26.7
Engineering & Construction	0.1
Health Care	3.6
Holding Companies - Diversified	1.0
Home Builders	0.8
Hotels	1.8
Lodging	0.8
Office Property	4.8
Open-End Funds	0.5
Real Estate	29.0
Regional Malls	6.4
Shopping Centers	10.7
Storage	0.9
Storage/Warehousing	0.4
Warehouse/Industrial	2.8
Short-Term Investments	5.7
Other Assets and Liabilities - Net	(1.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$16,636,369	$—	$16,636,369
Brazil	20,545,251	—	—	20,545,251
Germany	—	1,835,067	—	1,835,067
Hong Kong	—	236,903,949	—	236,903,949
India	—	1,647,249	—	1,647,249
Italy	—	1,818,475	—	1,818,475
Japan	—	201,128,738	—	201,128,738
Norway	—	20,728,727	—	20,728,727
Singapore	—	22,139,649	—	22,139,649
Sweden	—	16,187,032	—	16,187,032
Switzerland	—	17,443,358	—	17,443,358
United Kingdom	—	30,214,960	—	30,214,960
United States	12,059,022	—	—	12,059,022
Total Common Stock	32,604,273	566,683,573	—	599,287,846
Real Estate Investment Trusts	616,304,640	561,132,746	—	1,177,437,386
Mutual Funds	—	14,794,894	—	14,794,894
Short-Term Investments	102,809,264	—	2,196,253	105,005,517
Total Investments, at value	$728,307,266	$1,168,218,377	$—	$1,896,525,643

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(6,553)	$—	$(6,553)
Total Liabilities	$—	$(6,553)	$—	$(6,553)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended January 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 1/31/2010
Asset Table
Investments, at value
Short-Term Investments	$—	$—	$—	$—	$—	$—	$2,196,253	$—	$2,196,253
Total Investments, at value	$—	$—	$—	$—	$—	$—	$2,196,253	$—	$2,196,253

As of January 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

At January 31, 2010 the following forward foreign currency contracts were outstanding for the ING Global Real Estate Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Singapore Dollar
SGD 5,255,815	BUY	2/4/10	3,743,911	$3,737,358	$(6,553)
					$(6,553)

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2010:

Derivatives Fair Value*
Foreign exchange contracts	$(6,553)
Total	$(6,553)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 89.1%
		Australia: 0.5%
1,086,270	L	Minara Resources Ltd.	$655,644
643,500	@	Mineral Deposits Ltd.	505,447
			1,161,091
		Brazil: 2.7%
250,931		Centrais Eletricas Brasileiras SA ADR - Class B	4,574,472
46,000		Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,566,300
			6,140,772
		Cambodia: 0.5%
10,110,000		NagaCorp Ltd.	1,062,382
			1,062,382
		Canada: 9.6%
233,089		Barrick Gold Corp.	8,116,159
149,875		Cameco Corp.	4,057,116
1,527,375	@	Eastern Platinum Ltd.	1,685,576
1,741,202	@, I, L	Gabriel Resources Ltd.	6,025,202
113,926	@, #, I	Westjet Airlines Ltd. - Series 144A	1,385,119
19,578	@	Westjet Airlines Ltd.	233,636
			21,502,808
		Cayman Islands: 0.3%
477,125	@, I	Endeavour Financial Corp.	785,354
			785,354
		China: 0.7%
13,200	L	PetroChina Co. Ltd. ADR	1,471,668
			1,471,668
		Finland: 1.0%
197,673		UPM-Kymmene OYJ	2,167,926
			2,167,926
		France: 3.3%
2,378	L	Areva SA	1,090,835
31,234		Electricite de France	1,678,935
104,600		Thales S.A.	4,740,465
			7,510,235
		Germany: 0.9%
151,850		Deutsche Telekom AG ADR	1,954,310
			1,954,310
		India: 0.5%
34,175		ICICI Bank Ltd. ADR	1,205,694
			1,205,694
		Italy: 3.2%
342,049		ERG S.p.A.	4,613,383
2,157,373		Telecom Italia S.p.A. RNC	2,505,967
			7,119,350
		Japan: 21.2%
153,000		77 Bank Ltd.	816,137
404,000		Daiwa Securities Group, Inc.	2,020,301
406		Fields Corp.	506,365
60,300	L	Futaba Corp.	1,038,778
5,800		Hakuhodo DY Holdings, Inc.	282,850
68,500		JS Group Corp.	1,208,962
193,400		Kao Corp.	4,665,981
98,000		Kirin Brewery Co. Ltd.	1,493,825
123,000		Mitsui & Co. Ltd.	1,809,139
376,000		Nippon Oil Corp.	1,756,961
224,700		Nippon Telegraph & Telephone Corp.	9,456,286
29,575		Nippon Telegraph & Telephone Corp. ADR	624,033
37,400		Nissin Food Products Co. Ltd.	1,231,705
255,000		Obayashi Corp.	900,402
32,100		Sankyo Co. Ltd.	1,716,400
468,000		Sekisui House Ltd.	4,419,574
103,100		Seven & I Holdings Co. Ltd.	2,253,421
1,392,000		Sumitomo Osaka Cement Co. Ltd.	2,021,749
659,000		Sumitomo Trust & Banking Co. Ltd.	3,650,948
50,500		Takeda Pharmaceutical Co. Ltd.	2,215,223
265,000		Toppan Printing Co. Ltd.	2,306,782
705		TV Asahi Corp.	1,143,132
			47,538,954
		Norway: 3.3%
5,812,030		Marine Harvest	5,192,000
94,441	L	Statoil ASA ADR	2,111,701
			7,303,701
		Papua New Guinea: 2.2%
2,051,100		Lihir Gold Ltd.	4,989,564
			4,989,564
		Russia: 0.7%
69,250		OAO Gazprom ADR	1,679,192
			1,679,192

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		South Africa: 2.6%
49,200		Anglogold Ashanti Ltd. ADR	$1,755,948
355,839		Gold Fields Ltd.	4,086,341
			5,842,289
		South Korea: 2.1%
223,300		Korea Electric Power Corp. ADR	3,628,625
51,810		KT Corp. ADR	1,094,745
			4,723,370
		Switzerland: 1.1%
184,120	@	UBS AG - Reg	2,395,401
			2,395,401
		Thailand: 0.9%
306,800		Bangkok Bank PCL	1,033,819
3,448,000		Krung Thai Bank PCL	992,792
			2,026,611
		Turkey: 0.8%
99,000		Turkcell Iletisim Hizmet AS ADR	1,800,810
			1,800,810
		United Kingdom: 4.3%
19,325		AstraZeneca PLC ADR	898,419
36,900		BP PLC ADR	2,070,828
293,300		Mondi PLC	1,658,641
188,500		Stolt-Nielsen SA	2,806,002
101,944		Vodafone Group PLC ADR	2,187,718
			9,621,608
		United States: 26.7%
62,100		Aetna, Inc.	1,861,137
100,365	@	AGCO Corp.	3,102,282
145,200		Alcoa, Inc.	1,848,396
83,463		Ameren Corp.	2,132,480
101,150		BJ Services Co.	2,090,771
41,000		ConocoPhillips	1,968,000
17,250		Consol Energy, Inc.	804,023
173,877	@	eBay, Inc.	4,002,649
153,950		Kroger Co.	3,299,149
44,400		Loews Corp.	1,588,188
68,900		Microsoft Corp.	1,941,602
178,913		Newmont Mining Corp.	7,668,211
66,700		Peabody Energy Corp.	2,809,404
224,500		Pfizer, Inc.	4,189,170
250,599	@	Smithfield Foods, Inc.	3,774,021
39,196	@	Tech Data Corp.	1,597,237
170,183		Tesoro Corp.	2,127,288
412,300		Tyson Foods, Inc.	5,697,986
50,100		Union Pacific Corp.	3,031,050
85,548		Wal-Mart Stores, Inc.	4,570,830
			60,103,874
		Total Common Stock
		(Cost $171,862,564)	200,106,964
PREFERRED STOCK: 0.6%
		Brazil: 0.6%
539,501		Tim Participacoes SA	1,416,727

		Total Preferred Stock
		(Cost $742,335)	1,416,727
WARRANTS: 0.1%
		Cayman Islands: 0.1%
336,822	I	Endeavour Financial Corp.	211,055

		Total Warrants
		(Cost $139,231)	211,055

		Total Long-Term Investments
		(Cost $172,744,130)	201,734,746
SHORT-TERM INVESTMENTS: 12.5%
		Affiliated Mutual Fund: 10.1%
22,701,691		ING Institutional Prime Money Market Fund - Class I	22,701,691

		Total Mutual Fund
		(Cost $22,701,691)	22,701,691

		Securities Lending Collateral(cc): 2.4%
5,166,931		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)	5,166,931
287,772	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)	230,218
		Total Securities Lending Collateral
		(Cost $5,454,703)	5,397,149

		Total Short-Term Investments
		(Cost $28,156,394)	28,098,840

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2010 (Unaudited) (continued)

Shares				Value
		Total Investments in Securities
		(Cost $200,900,524)*	102.3%	$229,833,586
		Other Assets and Liabilities - Net	(2.3)	(5,092,966)
		Net Assets	100.0%	$224,740,620

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at January 31, 2010.
	*	Cost for federal income tax purposes is $205,545,111.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$27,721,615
		Gross Unrealized Depreciation		(3,433,140)
		Net Unrealized Appreciation		$24,288,475

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace/Defense	2.1
Airlines	0.7
Banks	4.5
Beverages	0.7
Building Materials	1.4
Coal	1.6
Commercial Services	1.0
Cosmetics/Personal Care	2.1
Distribution/Wholesale	1.5
Diversified Financial Services	0.9
Electric	5.4
Electronics	0.5
Energy - Alternate Sources	0.5
Engineering & Construction	0.4
Entertainment	0.8
Food	8.5
Forest Products & Paper	1.7
Healthcare - Services	0.8
Home Builders	2.0
Insurance	0.7
Internet	1.8
Investment Companies	0.5
Leisure Time	0.2
Lodging	0.5
Machinery - Diversified	1.4
Media	0.5
Mining	18.4
Oil & Gas	7.9
Oil & Gas Services	0.9
Pharmaceuticals	3.3
Retail	3.0
Software	0.9
Telecommunications	9.3
Transportation	2.6
Water	0.7
Short-Term Investments	12.5
Other Assets and Liabilities - Net	(2.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$1,161,091	$—	$1,161,091
Brazil	6,140,772	—	—	6,140,772
Cambodia	—	1,062,382	—	1,062,382
Canada	21,502,808	—	—	21,502,808
Cayman Islands	785,354	—	—	785,354
China	1,471,668	—	—	1,471,668
Finland	—	2,167,926	—	2,167,926
France	—	7,510,235	—	7,510,235
Germany	1,954,310	—	—	1,954,310
India	1,205,694	—	—	1,205,694
Italy	—	7,119,350	—	7,119,350
Japan	624,033	46,914,921	—	47,538,954
Norway	2,111,701	5,192,000	—	7,303,701
Papua New Guinea	—	4,989,564	—	4,989,564
Russia	—	1,679,192	—	1,679,192
South Africa	1,755,948	4,086,341	—	5,842,289
South Korea	4,723,370	—	—	4,723,370
Switzerland	2,395,401	—	—	2,395,401
Thailand	—	2,026,611	—	2,026,611
Turkey	1,800,810	—	—	1,800,810
United Kingdom	5,156,965	4,464,643	—	9,621,608
United States	60,103,874	—	—	60,103,874
Total Common Stock	111,732,708	88,374,256	—	200,106,964
Preferred Stock	1,416,727	—	—	1,416,727
Warrants	—	211,055	—	211,055
Short-Term Investments	27,868,622	—	230,218	28,098,840
Total Investments, at value	$135,851,126	$93,982,460	$—	$229,833,586

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended January 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 1/31/2010
Asset Table
Investments, at value
Short-Term Investments	$—	$—	$—	$—	$—	$—	$230,218	$—	$230,218
Total Investments, at value	$—	$—	$—	$—	$—	$—	$230,218	$—	$230,218

As of January 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 100.4%
		China: 32.2%
972,000		Bank of China Ltd.	$464,961
4,400	@	Changyou.com Ltd. ADR	147,796
2,773,000		China Construction Bank	2,118,403
380,000		China COSCO Holdings Co. Ltd.	447,554
263,000		China High Speed Transmission Equipment Group Co. Ltd.	522,002
340,000		China Life Insurance Co. Ltd.	1,499,415
1,500,000		China Petroleum & Chemical Corp.	1,166,943
319,000	@	China Railway Group Ltd.	228,729
135,000		China Shenhua Energy Co. Ltd.	575,430
36,000		Dongfang Electrical Machinery Co. Ltd.	177,440
286,000		Fujian Zijin Mining Industry Co. Ltd.	232,218
3,132,000		Industrial and Commercial Bank of China Ltd.	2,281,048
244,000		Jiangxi Copper Co. Ltd.	487,168
358,000	@	Lingbao Gold Co. Ltd.	128,564
7,800		Mindray Medical International Ltd. ADR	271,986
1,160,000		PetroChina Co. Ltd.	1,295,517
602,500	@	Real Gold Mining Ltd.	691,492
1,620,000		Shanghai Forte Land Co.	430,580
261,000		Shimao Property Holdings Ltd.	397,645
38,000		Tencent Holdings Ltd.	704,470
180,000		Yanzhou Coal Mining Co. Ltd.	351,390
			14,620,751
		Hong Kong: 37.7%
190,000		BOC Hong Kong Holdings Ltd.	394,883
131,000		Cheung Kong Holdings Ltd.	1,541,414
210,000	@	China High Precision Automation Group Ltd.	153,904
345,000		China Mobile Ltd.	3,241,182
366,160		China Overseas Land & Investment Ltd.	650,298
84,000		China Resources Enterprise	275,823
704,000		Chow Sang Sang Holdings International Ltd.	793,504
462,000		CNOOC Ltd.	647,779
21,336		Esprit Holdings Ltd.	150,299
1,456,000		Global Bio-Chem Technology Group Co. Ltd.	404,646
601,000	@	Glorious Property Holdings Ltd.	231,453
50,900		Hang Seng Bank Ltd.	710,692
47,000		Henderson Land Development Co. Ltd.	295,790
70,700		Hong Kong Exchanges and Clearing Ltd.	1,192,142
186,500		HongKong Electric Holdings	1,043,725
230,000		Hysan Development Co. Ltd.	568,861
134,500		Kerry Properties Ltd.	594,934
94,000		Li & Fung Ltd.	428,395
180,000		MTR Corp.	583,430
333,000		New World Development Ltd.	543,448
265,000		Ports Design Ltd.	709,580
46,000		Shanghai Industrial Holdings Ltd.	213,466
31,000		Sun Hung Kai Properties Ltd.	396,759
281,000		Wharf Holdings Ltd.	1,386,753
			17,153,160
		Taiwan: 30.5%
791,637		AU Optronics Corp.	869,441
27,436		AU Optronics Corp. ADR	300,150
270,000		Cathay Financial Holding Co. Ltd.	455,281
640,000		Chi Mei Optoelectronics Corp.	497,668
795,179	@	China Life Insurance Co. Ltd.	537,977
757,117		China Steel Corp.	767,272
34,600		Chunghwa Telecom Co. Ltd. ADR	656,708
1,300,000		E.Sun Financial Holding Co. Ltd.	485,369
153,000		Far Eastern Department Stores Co. Ltd.	145,554
194,085		Far Eastern Textile Co. Ltd.	212,118
840,000		First Financial Holding Co. Ltd.	468,687

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2010 (Unaudited) (continued)

Shares				Value
		Taiwan (continued)
185,110		Formosa Plastics Corp.		$383,852
64,800		High Tech Computer Corp.		633,324
36,000		HON HAI Precision Industry Co. Ltd.		150,012
138,830		Hon Hai Precision Industry Co. Ltd. - GDR		1,268,318
343,000		Lite-On Technology Corp.		434,859
53,060		MediaTek, Inc.		856,060
1,050,000		Prince Housing & Development Corp.		498,282
226,519	@	Radium Life Tech Co. Ltd.		187,804
240,000		Taiwan Fertilizer Co. Ltd.		781,245
768,000		Taiwan Semiconductor Manufacturing Co. Ltd.		1,457,886
300,000		The Ambassador Hotel		336,335
2,328,000		United Microelectronics Corp.		1,150,672
340,000		Yulon Motor Co. Ltd.		341,209
				13,876,083
		Total Investments in Securities
		(Cost $41,199,372)*	100.4%	$45,649,994
		Other Assets and Liabilities - Net	(0.4)	(189,367)
		Net Assets	100.0%	$45,460,627

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt

	*	Cost for federal income tax purposes is $42,802,600.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,735,299
		Gross Unrealized Depreciation		(1,887,905)
		Net Unrealized Appreciation		$2,847,394

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Apparel	0.5%
Auto Manufacturers	0.8
Banks	13.1
Biotechnology	0.9
Chemicals	2.6
Coal	2.0
Computers	2.4
Distribution/Wholesale	0.9
Diversified Financial Services	4.7
Electric	2.3
Electrical Components & Equipment	1.5
Electronics	6.8
Engineering & Construction	0.5
Healthcare - Products	0.6
Holding Companies - Diversified	4.1
Insurance	5.5
Internet	1.6
Iron/Steel	1.7
Lodging	0.7
Machinery - Diversified	0.3
Mining	3.4
Oil & Gas	6.8
Real Estate	13.9
Retail	4.0
Semiconductors	7.6
Software	0.3
Telecommunications	8.6
Transportation	2.3
Other Assets and Liabilities - Net	(0.4)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2010
Asset Table
Investments, at value
Common Stock
China	$419,782	$14,200,969	$—	$14,620,751
Hong Kong	1,429,082	15,724,078	—	17,153,160
Taiwan	956,858	12,919,225	—	13,876,083
Total Common Stock	2,805,722	42,844,272	—	45,649,994
Total Investments, at value	$2,805,722	$42,844,272	$—	$45,649,994

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.3%
		Australia: 8.0%
183,677		Alumina Ltd.	$251,388
18,239		AMP Ltd.	100,362
257,783		Asciano Group	386,521
730		ASX Ltd.	21,951
28,795		Australia & New Zealand Banking Group Ltd.	551,054
36,946		BHP Billiton Ltd.	1,284,410
55,467		Brambles Ltd.	319,044
17,980		Commonwealth Bank of Australia	843,033
9,285		Computershare Ltd.	95,070
67,961		Crown Ltd.	464,100
9,772		CSL Ltd.	268,601
9,660		Energy Resources of Australia Ltd.	178,277
21,801		Macquarie Airports Management Ltd.	53,326
2,079		Macquarie Group Ltd.	91,495
25,548		National Australia Bank Ltd.	593,626
12,245		Newcrest Mining Ltd.	339,737
13,819		Orica Ltd.	294,127
14,178		Qantas Airways Ltd.	35,551
5,839		QBE Insurance Group Ltd.	117,755
1,746		Rio Tinto Ltd.	104,397
7,041		Suncorp-Metway Ltd.	55,070
15,657		Tattersall’s Ltd.	31,797
23,357		Telstra Corp. Ltd.	68,905
22,688		Wesfarmers Ltd.	550,385
34,661		Westpac Banking Corp.	727,333
10,167		Woodside Petroleum Ltd.	379,049
16,525		Woolworths Ltd.	377,149
			8,583,513
		Austria: 1.0%
3,061		Erste Bank der Oesterreichischen Sparkassen AG	115,554
22,659	@	Immoeast Immobilien Anlagen AG	109,998
12,001		OMV AG	472,677
16,551		Telekom Austria AG	228,307
2,649		Wiener Staedtische Allgemeine Versicherung AG	126,912
			1,053,448
		Belgium: 1.5%
16,047		Anheuser-Busch InBev NV	800,778
24,344	@	Anheuser-Busch InBev NV	169
6,544		Delhaize Group	512,979
17,577		Fortis	61,876
4,142	@	Fortis - STRIP VVPR	6
1,850		Groupe Bruxelles Lambert S.A.	168,997
			1,544,805
		Denmark: 1.1%
2,631		Carlsberg A/S	196,229
9,558		Danske Bank A/S	227,035
10,911		H Lundbeck A/S	203,691
8,047		Novo-Nordisk A/S	544,463
458	@	William Demant Holding	35,745
			1,207,163
		Finland: 0.8%
12,193		Kone OYJ	491,088
23,677		Nokia OYJ	324,898
920		Sampo OYJ	22,224
			838,210
		France: 7.9%
40,544	@	Alcatel S.A.	136,559
19,785		AXA S.A.	407,390
10,122		BNP Paribas	723,085

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		France (continued)
621		Christian Dior S.A.	$62,728
961		CNP Assurances	85,070
6,865		Compagnie Generale des Etablissements Michelin	531,612
15,940		Credit Agricole S.A.	249,873
14,515		France Telecom S.A.	332,788
3,601		Gaz de France	136,158
1,967		Iliad S.A.	218,012
4,012		Lafarge S.A.	296,783
769		L’Oreal S.A.	81,083
5,692		LVMH Moet Hennessy Louis Vuitton S.A.	620,172
3,007		PPR	366,693
10,917		Publicis Groupe	449,107
14,221		Sanofi-Aventis	1,051,565
6,462		Schneider Electric S.A.	666,650
5,756		Scor S.A.	133,356
6,480		Societe Generale	374,915
3,784		Technip S.A.	258,678
16,165		Total S.A.	934,230
12,169		Vivendi	316,377
			8,432,884
		Germany: 8.6%
4,610		Allianz AG	510,446
16,378		BASF AG	931,740
6,243		Bayer AG	426,710
12,239		Bayerische Motoren Werke AG	523,042
1,743		DaimlerChrysler AG	80,186
8,083		Deutsche Bank AG	493,073
3,556		Deutsche Boerse AG	233,083
31,720		Deutsche Post AG	552,891
32,831		Deutsche Telekom AG	425,088
28,823		E.ON AG	1,060,326
2,337		Hannover Rueckversicheru - Reg	107,918
7,432		HeidelbergCement AG	448,821
394		Hochtief AG	29,327
1,049		Metro AG	57,482
2,586		Muenchener Rueckversicherungs AG	387,254
8,106		RWE AG	719,165
832		Salzgitter AG	73,627
14,431		SAP AG	659,156
13,638		Siemens AG	1,216,067
18,023		United Internet AG	265,058
			9,200,460
		Greece: 0.7%
7,157	@	EFG Eurobank Ergasias S.A.	60,977
20,677	@	Marfin Investment Group S.A.	57,096
5,324		National Bank of Greece S.A.	116,378
10,610		OPAP S.A.	231,472
10,909		Public Power Corp.	203,799
1,047		Titan Cement Co. S.A.	29,689
			699,411
		Hong Kong: 2.1%
88,500		BOC Hong Kong Holdings Ltd.	183,932
7,000		Cheung Kong Holdings Ltd.	82,366
40,000		Chinese Estates Holdings Ltd.	64,746
29,000		CLP Holdings Ltd.	196,298
28,000		Hang Lung Group Ltd.	125,504
38,000		Hang Lung Properties Ltd.	128,975
3,470		Hang Seng Bank Ltd.	48,450
5,400		Hong Kong Exchanges and Clearing Ltd.	91,055
46,000		HongKong Electric Holdings	257,433
37,500		Hopewell Holdings	113,497
36,162		Hutchison Whampoa Ltd.	245,976
43,000		Hysan Development Co. Ltd.	106,352
64,000		New World Development Ltd.	104,446
50,000		Sino Land Co.	82,256
8,000		Sun Hung Kai Properties Ltd.	102,389

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		Hong Kong (continued)
17,500		Swire Pacific Ltd.	$189,883
25,000		Wharf Holdings Ltd.	123,377
			2,246,935
		Italy: 4.0%
8,557		Assicurazioni Generali S.p.A.	203,485
11,650		Banca Popolare di Milano Scrl	75,632
10,249		Banche Popolari Unite Scpa	140,679
13,514		Banco Popolare Scarl	85,484
146,758		Enel S.p.A.	788,948
10,685		ENI S.p.A.	248,334
98,561		Intesa Sanpaolo S.p.A.	375,186
26,908		Intesa Sanpaolo S.p.A. - RNC	78,921
32,241		Italcementi S.p.A.	398,879
1,734	@	Mediobanca S.p.A.	18,951
170,405		Parmalat S.p.A	427,173
15,187		Saipem S.p.A.	491,694
96,749		Snam Rete Gas S.p.A.	455,252
187,640		UniCredito Italiano S.p.A.	517,438
			4,306,056
		Japan: 22.1%
7,200		Aeon Credit Service Co. Ltd.	74,545
9,900		Aisin Seiki Co. Ltd.	261,239
16,000		Bank of Kyoto Ltd.	132,277
2,885		Bridgestone Corp.	45,978
27,700		Brother Industries Ltd.	298,891
15,700		Canon, Inc.	613,683
76		Central Japan Railway Co.	558,547
11,200		Credit Saison Co. Ltd.	139,523
21,419		Daihatsu Motor Co. Ltd.	205,249
2,122		Daito Trust Construction Co. Ltd.	100,651
2,500		Denso Corp.	73,449
1,050		Diamond Lease Co. Ltd.	36,321
10,100		East Japan Railway Co.	678,093
5,100		Eisai Co. Ltd.	189,617
600		Fast Retailing Co. Ltd.	99,948
55,000		Fuji Heavy Industries Ltd.	258,384
16,200		Fuji Photo Film Co. Ltd.	518,864
15		Fuji Television Network, Inc.	22,480
20,000		Gunma Bank Ltd.	103,112
6,800		Hisamitsu Pharmaceutical Co., Inc.	244,591
12,500		Honda Motor Co. Ltd.	423,614
1,200		Idemitsu Kosan Co. Ltd.	76,744
72,460		Itochu Corp.	565,663
115		Japan Tobacco, Inc.	414,994
16,600		JFE Holdings, Inc.	577,193
175		Jupiter Telecommunications Co.	175,013
86,000		Kajima Corp.	180,045
10,900		Kao Corp.	262,974
69		KDDI Corp.	363,717
14,000		Keisei Electric Railway Co. Ltd.	76,744
800		Kyocera Corp.	72,405
18,400		Kyushu Electric Power Co., Inc.	398,166
3,600		Mabuchi Motor Co. Ltd.	196,839
95,800		Marubeni Corp.	556,345
14,400		Maruichi Steel Tube Ltd.	260,483
112,000		Mazda Motor Corp.	303,828
24,000		Mediceo Paltac Holdings Co. Ltd.	300,223
7,000		Mitsubishi Corp.	169,269
15,000		Mitsubishi Estate Co. Ltd.	242,840
120,997		Mitsubishi UFJ Financial Group, Inc.	622,659
37,392		Mitsui & Co. Ltd.	549,978
18,000		Mitsui Engineering & Shipbuilding Co. Ltd.	43,473
10,452		Mitsui Fudosan Co. Ltd.	175,784
2,400		Mitsui Sumitomo Insurance Group Holdings, Inc.	60,073
16,700		Mitsumi Electric Co. Ltd.	290,356
94,524		Mizuho Financial Group, Inc.	182,419

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
2,500		Murata Manufacturing Co. Ltd.	$137,156
700		Nintendo Co. Ltd.	195,162
27,000		Nippon Electric Glass Co. Ltd.	379,821
47,000		Nippon Mining Holdings, Inc.	202,392
93,000		Nippon Steel Corp.	337,223
10,800		Nippon Telegraph & Telephone Corp.	454,508
47,966		Nishi-Nippon City Bank Ltd.	123,957
15,100		Nissan Motor Co. Ltd.	122,745
4,400		Nissin Food Products Co. Ltd.	144,906
3,800		Nitto Denko Corp.	146,348
3,800		NOK Corp.	56,488
32,100		Nomura Holdings, Inc.	239,989
22		NTT DoCoMo, Inc.	32,932
72,000		Obayashi Corp.	254,231
1,740		ORIX Corp.	130,258
49,000		Osaka Gas Co. Ltd.	172,510
5,000		Rohm Co. Ltd.	336,904
5,400		Sankyo Co. Ltd.	288,740
11,700		Sega Sammy Holdings, Inc.	132,441
1,500		Seven & I Holdings Co. Ltd.	32,785
15,800		Shinko Electric Industries	212,632
25,000		Sompo Japan Insurance, Inc.	162,944
25,300		Sony Corp.	843,797
54,700		Sumitomo Corp.	615,769
20,800		Sumitomo Electric Industries Ltd.	271,684
11,000		Sumitomo Heavy Industries	56,087
13,600		Sumitomo Mitsui Financial Group, Inc.	438,969
9,000		Sumitomo Realty & Development Co. Ltd.	159,479
36,000		Sumitomo Trust & Banking Co. Ltd.	199,445
10,802		Suruga Bank Ltd.	95,293
15,651		Takeda Pharmaceutical Co. Ltd.	686,544
20,000		Tohoku Electric Power Co., Inc.	401,303
11,449		Tokio Marine Holdings, Inc.	307,844
28,000		Tokuyama Corp.	148,573
1,800		Tokyo Electric Power Co., Inc.	48,489
82,000		Tokyo Gas Co. Ltd.	332,081
16,000		Tokyu Land Corp.	60,343
18,000		Toyo Suisan Kaisha Ltd.	475,002
32,290		Toyota Motor Corp.	1,241,987
5,170		USS Co. Ltd.	313,932
9,000		Yamaguchi Financial Group, Inc.	89,179
11,300		Yamato Kogyo Co. Ltd.	355,078
			23,635,233
		Kazakhstan: 0.4%
25,289		Eurasian Natural Resources Corp.	363,190
			363,190
		Netherlands: 4.8%
8,320		Aegon NV	49,717
2,640		European Aeronautic Defence and Space Co. NV	51,597
10,568		Koninklijke DSM NV	492,552
25,854		Koninklijke Philips Electronics NV	780,743
424	@	Koninklijke Vopak NV	31,759
8,385	@	Randstad Holdings NV	402,418
525		Royal Dutch Shell PLC	14,578
38,728		Royal Dutch Shell PLC - Class A	1,070,423
44,924		Royal Dutch Shell PLC - Class B	1,195,033
30,087		Royal KPN NV	498,196
17,211		Unilever NV	527,002
			5,114,018
		New Zealand: 0.2%
152,179		Telecom Corp. of New Zealand Ltd.	254,012
			254,012
		Norway: 0.7%
8,000		DnB NOR ASA	90,340
29,100		Statoil ASA	653,048
			743,388

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		Portugal: 0.6%
41,524		Jeronimo Martins	$398,422
24,510		Portugal Telecom SGPS S.A.	252,938
			651,360
		Singapore: 0.8%
10,000		DBS Group Holdings Ltd.	100,752
4,000		Jardine Cycle & Carriage Ltd.	71,505
46,000		Oversea-Chinese Banking Corp.	266,266
25,000		Singapore Exchange Ltd.	141,008
30,000		Singapore Telecommunications Ltd.	63,932
9,000		United Overseas Bank Ltd.	115,364
35,000		United Overseas Land Ltd.	92,751
			851,578
		Spain: 3.5%
43,006		Banco Bilbao Vizcaya Argentaria S.A.	655,565
21,302		Banco Popular Espanol S.A.	161,427
96,449		Banco Santander Central Hispano S.A.	1,377,384
20,613		Corp. Mapfre S.A.	81,279
32,587		Criteria Caixacorp S.A.	147,586
363		Inditex S.A.	22,850
940		Indra Sistemas S.A.	20,404
54,483		Telefonica S.A.	1,305,171
			3,771,666
		Sweden: 2.8%
16,559		Atlas Copco AB - Class A	224,495
8,669		Atlas Copco AB - Class B	104,495
3,017		Hennes & Mauritz AB	177,544
10,492		Investor AB	184,697
30,905		Nordea Bank AB	283,441
4,989		Skandinaviska Enskilda Banken AB	29,547
20,651		Skanska AB	319,552
6,757		SKF AB - B Shares	104,398
37,780		Svenska Cellulosa AB - B Shares	508,993
1,516		Svenska Handelsbanken AB	39,502
22,932		Swedish Match AB	480,192
54,223		Telefonaktiebolaget LM Ericsson	525,470
			2,982,326
		Switzerland: 8.4%
47,643		ABB Ltd.	862,520
14,619		Credit Suisse Group	632,376
5,581	@	Holcim Ltd.	382,163
9		Lindt & Spruengli AG - REG	222,295
28,894		Nestle S.A.	1,369,626
20,246		Novartis AG	1,083,463
9,085		Roche Holding AG - Genusschein	1,524,199
2,371		Sonova Holding AG - Reg	293,458
1,639		Swatch Group AG - BR	428,452
778		Swiss Life Holding	97,863
5,682		Swiss Reinsurance	245,632
1,936		Synthes, Inc.	246,454
31,929	@	UBS AG - Reg	416,418
44,876		Xstrata PLC	728,170
2,144		Zurich Financial Services AG	455,841
			8,988,930
		United Kingdom: 18.3%
6,197	@	Anglo American PLC	227,373
20,479		AstraZeneca PLC	950,557
4,755	@	Autonomy Corp. PLC	117,790
46,057		Aviva PLC	282,063
52,922		BAE Systems PLC	296,806
133,456		Barclays PLC	570,389
45,979		BG Group PLC	845,264
17,001		BHP Billiton PLC	498,726
164,245		BP PLC	1,532,405
34,763		British American Tobacco PLC	1,149,079
8,969		Cadbury PLC	118,569

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2010 (Unaudited) (continued)

Shares		Value
	United Kingdom (continued)
15,048	Compass Group PLC	$102,447
45,188	Diageo PLC	759,522
18,834	Experian Group Ltd.	179,076
46,676	GlaxoSmithKline PLC	908,406
6,012	Group 4 Securicor PLC	24,140
200,075	HSBC Holdings PLC	2,141,904
20,364	ICAP PLC	119,659
7,410	Imperial Tobacco Group PLC	238,955
23,449	Inmarsat PLC	254,611
63,813	International Power PLC	325,792
11,849	Investec PLC	80,043
85,011	J Sainsbury PLC	437,222
19,066	Kazakhmys PLC	365,981
135,370	Kingfisher PLC	455,987
294,133	Lloyds TSB Group PLC	236,464
10,552	London Stock Exchange Group PLC	107,264
8,912	Man Group PLC	33,401
58,595	National Grid PLC	588,510
117,704	Old Mutual PLC	194,054
39,318	Pearson PLC	556,775
8,682	Petrofac Ltd.	133,035
17,704	Prudential PLC	162,145
14,729	Reckitt Benckiser PLC	763,543
11,902	Rio Tinto PLC	580,399
68,639	Rolls-Royce Group PLC	522,993
48,186	Royal & Sun Alliance Insurance Group	98,529
142,995	Royal Bank of Scotland Group PLC	72,654
22,999	Smith & Nephew PLC	231,369
24,683	Standard Chartered PLC	568,538
51,579	Standard Life PLC	160,504
23,518	Tesco PLC	159,165
605,616	Vodafone Group PLC	1,293,837
3,735	WPP PLC	34,465
		19,480,410
	Total Common Stock
	(Cost $98,461,030)	104,948,996
REAL ESTATE INVESTMENT TRUSTS: 0.9%
	Australia: 0.5%
79,151	CFS Retail Property Trust	130,009
104,611	Mirvac Group	133,192
18,103	Westfield Group	201,005
		464,206
	France: 0.1%
303	Gecina S.A.	30,034
482	Unibail	104,441
		134,475
	Hong Kong: 0.1%
29,000	Link Real Estate Investment Trust	69,582
		69,582
	Singapore: 0.2%
98,000	Ascendas Real Estate Investment Trust	133,518
72,000	CapitaMall Trust	86,036
		219,554
	United Kingdom: 0.0%
6,132	Segro PLC	30,458
		30,458
	Total Real Estate Investment Trusts
	(Cost $806,008)	918,275
PREFERRED STOCK: 0.3%
	Germany: 0.3%
1,829	RWE AG	148,059
2,069	Volkswagen AG	168,006
	Total Preferred Stock
	(Cost $350,344)	316,065

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2010 (Unaudited) (continued)

Shares				Value
RIGHTS: 0.0%
		Australia: 0.0%
847		Woodside Petroleum Ltd.		$229

		Total Rights
		(Cost $-)		229

		Total Investments in Securities
		(Cost $99,617,382)*	99.5%	$106,183,565
		Other Assets and Liabilities - Net	0.5	580,655
		Net Assets	100.0%	$106,764,220

	@	Non-income producing security

	*	Cost for federal income tax purposes is $105,737,649.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,993,411
		Gross Unrealized Depreciation		(4,547,496)
		Net Unrealized Appreciation		$445,915

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.4%
Aerospace/Defense	0.8
Agriculture	2.1
Airlines	0.0
Apparel	0.1
Auto Manufacturers	3.2
Auto Parts & Equipment	1.2
Banks	15.4
Beverages	1.6
Biotechnology	0.3
Building Materials	1.5
Chemicals	2.0
Commercial Services	0.9
Computers	0.1
Cosmetics/Personal Care	0.3
Distribution/Wholesale	2.4
Diversified	0.4
Diversified Financial Services	1.6
Electric	4.9
Electrical Components & Equipment	0.9
Electronics	1.7
Engineering & Construction	1.6
Entertainment	0.5
Food	4.9
Food Service	0.1
Forest Products & Paper	0.5
Gas	0.9
Healthcare - Products	0.8
Holding Companies - Diversified	1.3
Home Furnishings	0.8
Household Products/Wares	0.7
Insurance	4.3
Internet	0.5
Investment Companies	0.3
Iron/Steel	1.3
Leisure Time	0.1
Lodging	0.4
Machinery - Construction & Mining	0.3
Machinery - Diversified	0.5
Media	1.0
Metal Fabricate/Hardware	0.3
Mining	4.9
Miscellaneous Manufacturing	1.6
Office/Business Equipment	0.6
Oil & Gas	7.1
Oil & Gas Services	0.8
Pharmaceuticals	7.2
Real Estate	1.7
Retail	2.3
Semiconductors	0.5
Shipbuilding	0.0
Shopping Centers	0.5
Software	0.7
Telecommunications	6.4
Toys/Games/Hobbies	0.2
Transportation	2.1
Other Assets and Liabilities - Net	0.5
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$8,583,513	$—	$8,583,513
Austria	—	1,053,448	—	1,053,448
Belgium	169	1,544,636	—	1,544,805
Denmark	—	1,207,163	—	1,207,163
Finland	—	838,210	—	838,210
France	—	8,432,884	—	8,432,884
Germany	—	9,200,460	—	9,200,460
Greece	—	699,411	—	699,411
Hong Kong	257,433	1,989,502	—	2,246,935
Italy	—	4,306,056	—	4,306,056
Japan	—	23,635,233	—	23,635,233
Kazakhstan	—	363,190	—	363,190
Netherlands	—	5,114,018	—	5,114,018
New Zealand	—	254,012	—	254,012
Norway	—	743,388	—	743,388
Portugal	—	651,360	—	651,360
Singapore	—	851,578	—	851,578
Spain	1,377,384	2,394,282	—	3,771,666
Sweden	—	2,982,326	—	2,982,326
Switzerland	—	8,988,930	—	8,988,930
United Kingdom	—	19,480,410	—	19,480,410
Total Common Stock	1,634,986	103,314,010	—	104,948,996
Real Estate Investment Trusts	—	918,275	—	918,275
Preferred Stock	—	316,065	—	316,065
Rights	—	229	—	229
Total Investments, at value	$1,634,986	$104,548,579	$—	$106,183,565

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 100.6%
		Australia: 5.4%
50,466		BHP Billiton Ltd.	$1,754,427
51,972		CSL Ltd.	1,428,544
32,497		Rio Tinto Ltd.	1,943,061
			5,126,032
		Belgium: 1.2%
22,674		Anheuser-Busch InBev NV	1,131,479
			1,131,479
		Brazil: 4.8%
78,323		Banco Itau Holding Financeira S.A. ADR	1,500,669
30,075		Petroleo Brasileiro SA ADR	1,220,143
70,696		Vale S.A. ADR	1,823,250
			4,544,062
		Canada: 6.3%
72,055		Cameco Corp.	1,950,529
88,435		Manulife Financial Corp.	1,621,898
26,080		Shoppers Drug Mart Corp.	1,037,834
42,613		Suncor Energy, Inc.	1,348,701
			5,958,962
		Chile: 1.1%
28,080		Sociedad Quimica y Minera de Chile SA ADR	1,021,550
			1,021,550
		China: 7.5%
1,121,000	L	China Communications Construction Co. Ltd.	1,036,054
479,000		China Merchants Bank Co. Ltd.	1,100,218
1,474,000	L	Industrial and Commercial Bank of China Ltd.	1,073,521
14,567	@, L	New Oriental Education & Technology Group ADR	990,556
884,000		PetroChina Co. Ltd.	987,273
104,500		Tencent Holdings Ltd.	1,937,291
			7,124,913
		Denmark: 2.4%
17,401		Novo-Nordisk A/S	1,177,359
21,817	@	Vestas Wind Systems A/S	1,147,541
			2,324,900
		France: 8.1%
71,697		AXA S.A.	1,476,302
22,405		BNP Paribas	1,600,546
34,684		Electricite de France	1,864,384
16,405	L	Iliad S.A.	1,818,243
16,608		Total SA ADR	956,455
			7,715,930
		Germany: 5.3%
29,117		Adidas AG	1,484,087
17,396		Deutsche Boerse AG	1,140,246
23,580	L	SAP AG ADR	1,068,646
10,365		Wacker Chemie AG	1,356,738
			5,049,717
		Hong Kong: 6.1%
1,066,000		Agile Property Holdings Ltd.	1,327,412
233,651		Esprit Holdings Ltd.	1,645,931
293,000		Hang Lung Properties Ltd.	994,464
406,425		Li & Fung Ltd.	1,852,241
			5,820,048
		India: 2.9%
12,943		HDFC Bank Ltd. ADR	1,531,157
24,190		Infosys Technologies Ltd. ADR	1,255,703
			2,786,860
		Israel: 1.3%
21,348		Teva Pharmaceutical Industries Ltd. ADR	1,210,859
			1,210,859
		Italy: 1.2%
34,123		Saipem S.p.A.	1,104,766
			1,104,766
		Japan: 10.9%
15,900		Fanuc Ltd.	1,521,425
8,200		Fast Retailing Co. Ltd.	1,365,962
1,418		Jupiter Telecommunications Co.	1,418,108
66,000		NGK Insulators Ltd.	1,441,456
20,900		Shin-Etsu Chemical Co. Ltd.	1,093,076
419		Sony Financial Holdings, Inc.	1,148,074
29,100		Toyota Motor Corp.	1,119,288
19,060		Yamada Denki Co. Ltd.	1,225,535
			10,332,924
		Luxembourg: 1.6%
22,014		Millicom International Cellular S.A.	1,570,038
			1,570,038

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2010 (Unaudited) (continued)

Shares				Value
		Mexico: 1.4%
30,887	L	Wal-Mart de Mexico SA de CV ADR		$1,362,117
				1,362,117
		Russia: 1.3%
49,783		OAO Gazprom ADR		1,207,151
				1,207,151
		South Africa: 1.1%
72,987		MTN Group Ltd.		1,041,936
				1,041,936
		South Korea: 1.7%
4,907		Samsung Electronics Co. Ltd. GDR		1,655,730
				1,655,730
		Spain: 3.9%
85,052		Banco Santander Central Hispano S.A.		1,214,624
64,837		Gamesa Corp. Tecnologica S.A.		941,023
64,080		Telefonica S.A.		1,535,072
				3,690,719
		Sweden: 1.1%
78,813		Atlas Copco AB - Class A		1,068,490
				1,068,490
		Switzerland: 7.8%
57,309		ABB Ltd.		1,037,512
24,986		Credit Suisse Group		1,080,823
65,379	@, L	Logitech International S.A.		1,094,444
25,350		Nestle S.A.		1,201,634
23,236		Novartis AG		1,243,472
10,525		Roche Holding AG - Genusschein		1,765,790
				7,423,675
		United Kingdom: 16.2%
570,616		ARM Holdings PLC		1,743,774
97,234	@	Autonomy Corp. PLC		2,408,653
67,121		BG Group PLC		1,233,933
130,222		British Sky Broadcasting PLC		1,102,770
152,465		ICAP PLC		895,886
188,476		Prudential PLC		1,726,189
118,574		Smith & Nephew PLC		1,192,849
51,787		Standard Chartered PLC		1,192,841
223,442		Tesco PLC		1,512,209
61,792	L	Vedanta Resources PLC		2,370,141
				15,379,245
		Total Common Stock
		(Cost $85,352,661)		95,652,103
SHORT-TERM INVESTMENTS: 10.4%
		Securities Lending Collateral(cc): 10.4%
9,838,488		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		9,838,488
79,764	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		63,811

		Total Short-Term Investments
		(Cost $9,918,252)		9,902,299

		Total Investments in Securities
		(Cost $95,270,913)*	111.0%	$105,554,402
		Other Assets and Liabilities - Net	(11.0)	(10,426,063)
		Net Assets	100.0%	$95,128,339

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid Security
	L	Loaned security, a portion or all of the security is on loan at January 31, 2010.
	*	Cost for federal income tax purposes is $100,588,318.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,352,608
		Gross Unrealized Depreciation		(2,386,524)
		Net Unrealized Appreciation		$4,966,084

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Apparel	1.6%
Auto Manufacturers	1.2
Banks	10.8
Beverages	1.2
Biotechnology	1.5
Chemicals	3.6
Commercial Services	1.0
Computers	2.5
Distribution/Wholesale	1.9
Diversified Financial Services	2.1
Electric	2.0
Electrical Components & Equipment	2.2
Electronics	1.5
Engineering & Construction	2.2
Food	2.9
Healthcare - Products	1.3
Insurance	6.3
Internet	3.9
Machinery - Construction & Mining	1.1
Machinery - Diversified	1.6
Media	2.6
Mining	10.3
Oil & Gas	7.3
Oil & Gas Services	1.2
Pharmaceuticals	5.7
Real Estate	2.4
Retail	7.0
Semiconductors	3.6
Software	3.7
Telecommunications	4.4
Short-Term Investments	10.4
Other Assets and Liabilities - Net	(11.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$5,126,032	$—	$5,126,032
Belgium	—	1,131,479	—	1,131,479
Brazil	3,043,393	1,500,669	—	4,544,062
Canada	5,958,962	—	—	5,958,962
Chile	—	1,021,550	—	1,021,550
China	990,556	6,134,357	—	7,124,913
Denmark	—	2,324,900	—	2,324,900
France	956,455	6,759,475	—	7,715,930
Germany	1,068,646	3,981,071	—	5,049,717
Hong Kong	—	5,820,048	—	5,820,048
India	2,786,860	—	—	2,786,860
Israel	1,210,859	—	—	1,210,859
Italy	—	1,104,766	—	1,104,766
Japan	—	10,332,924	—	10,332,924
Luxembourg	1,570,038	—	—	1,570,038
Mexico	1,362,117	—	—	1,362,117
Russia	—	1,207,151	—	1,207,151
South Africa	—	1,041,936	—	1,041,936
South Korea	1,655,730	—	—	1,655,730
Spain	1,214,624	2,476,095	—	3,690,719
Sweden	—	1,068,490	—	1,068,490
Switzerland	1,094,444	6,329,231	—	7,423,675
United Kingdom	—	15,379,245	—	15,379,245
Total Common Stock	22,912,684	72,739,419	—	95,652,103
Short-Term Investments	9,838,488	—	63,811	9,902,299
Total Investments, at value	$32,751,172	$72,739,419	$63,811	$105,554,402

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended January 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 1/31/2010
Asset Table
Investments, at value
Short-Term Investments	—	—	—	—	—	—	63,811	—	63,811
Total Investments, at value	$—	$—	$—	$—	$—	$—	$63,811	$—	$63,811

As of January 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 47.7%
		Australia: 1.1%
688,600		Lend Lease Corp. Ltd.	$5,682,442
			5,682,442
		Brazil: 1.6%
452,900	@	Aliansce Shopping Centers SA	2,107,126
473,300	@	BR Malls Participacoes S.A.	5,147,294
117,100		PDG Realty SA Empreendimentos e Participacoes	932,451
			8,186,871
		Canada: 0.2%
99,250		Brookfield Properties Co.	1,188,023
			1,188,023
		Germany: 0.2%
110,930	@	Deutsche Wohnen AG	1,127,341
			1,127,341
		Hong Kong: 19.2%
1,419,065		Cheung Kong Holdings Ltd.	16,697,450
1,221,700		Great Eagle Holding Co.	2,974,840
930,700		Hang Lung Group Ltd.	4,171,670
2,013,900		Hang Lung Properties Ltd.	6,835,329
2,282,800		Henderson Land Development Co. Ltd.	14,366,566
1,518,600		Hongkong Land Holdings Ltd.	7,083,375
544,100		Hysan Development Co. Ltd.	1,345,728
1,363,000		Kerry Properties Ltd.	6,028,957
264,800		Shui On Land Ltd.	125,074
2,335,500		Sun Hung Kai Properties Ltd.	29,891,330
1,595,750		Wharf Holdings Ltd.	7,875,128
1,192,000		Wheelock & Co. Ltd.	3,105,155
			100,500,602
		India: 0.1%
382,800		Unitech Ltd. (Global Instrument, Issuer: Macquarie Group Ltd.)	616,029
			616,029
		Italy: 0.1%
623,600		Beni Stabili S.p.A.	518,071
			518,071
		Japan: 16.0%
82,700		Aeon Mall Co. Ltd.	1,500,351
56,300		Daito Trust Construction Co. Ltd.	2,670,428
497,400		Daiwa House Industry Co. Ltd.	5,230,622
1,646,200		Mitsubishi Estate Co. Ltd.	26,650,869
1,757,677		Mitsui Fudosan Co. Ltd.	29,560,953
1,007,500		Sumitomo Realty & Development Co. Ltd.	17,852,812
			83,466,035
		Norway: 1.1%
2,492,410	@	Norwegian Property ASA	5,629,829
			5,629,829
		Philippines: 0.3%
6,727,200		Ayala Land, Inc.	1,508,384
			1,508,384
		Singapore: 2.0%
3,528,500		CapitaLand Ltd.	9,592,590
135,100		City Developments Ltd.	1,023,855
			10,616,445
		Sweden: 0.9%
263,047		Castellum AB	2,376,201
360,573		Hufvudstaden AB	2,646,152
			5,022,353
		Switzerland: 1.1%
103,260		Swiss Prime Site AG	5,812,951
			5,812,951
		Thailand: 0.2%
1,729,900	I	Central Pattana PCL	973,329
			973,329
		United Kingdom: 3.6%
581,860	I	Atrium European Real Estate Ltd.	3,543,199
1,564,490		Grainger PLC	3,236,953
292,440		Helical Bar PLC	1,458,293
4,875,400	@, I	LXB Retail Properties PLC	7,559,485
1,151,100	I	Safestore Holdings Ltd.	2,508,294
70,700	@, I	Yatra Capital Ltd.	374,948
			18,681,172
		Total Common Stock
		(Cost $244,836,306)	249,529,877
REAL ESTATE INVESTMENT TRUSTS: 47.2%
		Australia: 14.9%
1,903,600		CFS Retail Property Trust	3,126,751

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		Australia (continued)
3,293,700		Challenger Diversified Property Group	$1,345,738
1,548,100		Charter Hall Group	893,771
4,504,009		Commonwealth Property Office Fund	3,608,534
14,038,057		Dexus Property Group	10,211,460
4,901,100		GPT Group	2,443,110
16,747,722		Macquarie Goodman Group	8,514,434
3,963,117		Mirvac Group	5,045,898
3,150,700		Stockland	10,309,107
2,937,379	S	Westfield Group	32,614,966
			78,113,769
		Canada: 1.7%
86,700		Calloway Real Estate Investment Trust	1,605,480
62,500		Canadian Real Estate Investment Trust	1,636,661
174,700		Cominar Real Estate Investment Trust	3,135,369
142,400		RioCan Real Estate Investment Trust	2,542,358
			8,919,868
		France: 9.3%
8,220		Gecina S.A.	814,780
234,983		Klepierre	8,753,757
134,082		Mercialys	4,587,152
13,290		Societe Immobiliere de Location pour l’Industrie et le Commerce	1,528,030
152,952		Unibail	33,141,994
			48,825,713
		Hong Kong: 1.9%
4,030,200		Link Real Estate Investment Trust	9,669,926
			9,669,926
		Japan: 5.5%
460		Frontier Real Estate Investment Corp.	3,336,318
70		Japan Excellent, Inc.	308,782
418		Japan Logistics Fund, Inc.	2,926,144
473		Japan Real Estate Investment Corp.	3,936,888
470		Japan Retail Fund Investment Corp.	2,180,588
1,324		Kenedix Realty Investment Corp.	3,755,021
171		Nippon Accommodations Fund, Inc.	921,319
307		Nomura Real Estate Office Fund, Inc.	1,764,850
783		Orix JREIT, Inc.	3,837,857
624		Tokyu Real Estate Investment Trust, Inc.	2,834,803
66		Top REIT, Inc.	286,234
484		United Urban Investment Corp.	2,539,151
			28,627,955
		Netherlands: 1.4%
81,597		Corio NV	5,008,472
38,013		Eurocommercial Properties NV	1,483,681
15,980		Vastned Retail NV	1,076,236
			7,568,389
		Singapore: 2.9%
4,986,453		Ascendas Real Estate Investment Trust	6,793,682
3,548,000		CapitaCommercial Trust	2,665,570
1,786,483		CapitaMall Trust	2,134,752
1,667,000		Frasers Centrepoint Trust	1,577,106
2,139,200		Suntec Real Estate Investment Trust	1,969,124
			15,140,234
		United Kingdom: 9.6%
1,775,747		British Land Co. PLC	12,321,738
202,480		Derwent Valley Holdings PLC	4,214,568
376,700		Great Portland Estates PLC	1,682,682
1,186,288		Hammerson PLC	7,127,329
2,065,076		Hansteen Holdings PLC	2,613,723
1,513,181		Land Securities Group PLC	15,358,546
476,723		Liberty International PLC	3,448,652
668,224		Segro PLC	3,319,127
			50,086,365
		Total Real Estate Investment Trusts
		(Cost $234,623,055)	246,952,219
MUTUAL FUNDS: 1.2%
		Australia: 0.8%
7,021,900	**	ING Office Fund	3,758,508
			3,758,508
		Luxembourg: 0.4%
336,414	@	Prologis European Properties	2,161,790
			2,161,790
		Total Mutual Funds
		(Cost $5,314,080)	5,920,298

		Total Long-Term Investments
		(Cost $484,773,441)	502,402,394

SHORT-TERM INVESTMENTS: 4.3%
		Affiliated Mutual Fund: 4.3%
22,652,136		ING Institutional Prime Money Market Fund - Class I	22,652,136

		Total Short-Term Investments
		(Cost $22,652,136)	22,652,136

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

Shares				Value
		Total Investments in Securities
		(Cost $507,425,577)*	100.4%	$525,054,530
		Other Assets and Liabilities - Net	(0.4)	(2,117,748)
		Net Assets	100.0%	$522,936,782

	@	Non-income producing security
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $583,339,343.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$52,718,200
		Gross Unrealized Depreciation		(111,003,013)
		Net Unrealized Appreciation		$(58,284,813)

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Apartments	0.2%
Closed-End Funds	0.4
Diversified	30.8
Engineering & Construction	0.1
Holding Companies - Diversified	1.5
Home Builders	1.0
Lodging	0.2
Office Property	3.7
Open-End Funds	0.8
Real Estate	44.4
Shopping Centers	11.4
Storage/Warehousing	0.5
Warehouse/Industrial	1.1
Short-Term Investments	4.3
Other Assets and Liabilities - Net	(0.4)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$5,682,442	$—	$5,682,442
Brazil	8,186,871	—	—	8,186,871
Canada	1,188,023	—	—	1,188,023
Germany	—	1,127,341	—	1,127,341
Hong Kong	—	100,500,602	—	100,500,602
India	—	616,029	—	616,029
Italy	—	518,071	—	518,071
Japan	—	83,466,035	—	83,466,035
Norway	—	5,629,829	—	5,629,829
Philippines	—	1,508,384	—	1,508,384
Singapore	—	10,616,445	—	10,616,445
Sweden	—	5,022,353	—	5,022,353
Switzerland	—	5,812,951	—	5,812,951
Thailand	—	973,329	—	973,329
United Kingdom	7,934,433	10,746,739	—	18,681,172
Total Common Stock	17,309,327	232,220,550	—	249,529,877
Real Estate Investment Trusts	8,919,868	238,032,351	—	246,952,219
Mutual Funds	—	5,920,298	—	5,920,298
Short-Term Investments	22,652,136	—	—	22,652,136
Total Investments, at value	$48,881,331	$476,173,199	$—	$525,054,530

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(2,778)	$—	$(2,778)
Total Liabilities	$—	$(2,778)	$—	$(2,778)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

At January 31, 2010 the following forward foreign currency contracts were outstanding for the ING International Real Estate Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Singapore Dollar
SGD 2,228,303	BUY	2/4/10	1,587,302	$1,584,524	$(2,778)
					$(2,778)

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2010:

Derivatives Fair Value*
Foreign exchange contracts	$(2,778)
Total	$(2,778)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 96.6%
		Argentina: 0.0%
9,400	@	Grupo Financiero Galicia SA ADR	$48,974
10,486	@	Telecom Argentina SA ADR	176,584
			225,558
		Australia: 5.7%
68,400	@	Aditya Birla Minerals Ltd.	62,843
360,017		Amcor Ltd.	1,877,078
200,939		Ansell Ltd.	1,822,773
100,000		Aquarius Platinum Ltd.	588,031
77,606		Ausdrill Ltd.	128,788
425,481		Australian Pharmaceutical Industries Ltd.	241,802
53,251		Automotive Holdings Group	112,120
89,000		Beach Petroleum Ltd.	65,311
90,000		Biota Holdings Ltd.	158,583
182,960		Caltex Australia Ltd.	1,445,965
215,884	@	Cape Lambert Resources Ltd.	97,974
306,853		Centennial Coal Co. Ltd.	985,204
252,770		Computershare Ltd.	2,588,135
194,484		Crane Group Ltd.	1,511,220
53,023		CSG Ltd.	83,185
533,045		Emeco Holdings Ltd.	323,508
17,482	@, I	Felix Resources Ltd.	1,482
303,111		Futuris Corp. Ltd.	382,486
1,103	L	G.U.D. Holdings Ltd.	9,068
76,387	@	Gujarat NRE Minerals Ltd.	46,080
428,010		Hillgrove Resources Ltd.	146,822
603,328	@	Iluka Resources Ltd.	1,750,010
123,728		JB Hi-Fi Ltd.	2,198,063
923,879		John Fairfax Holdings Ltd.	1,403,140
153,769		New Hope Corp. Ltd.	604,232
63,778		NIB Holdings Ltd/Australia	72,102
26,000	@	OceanaGold Corp.	42,553
111,936	@	Pan Pacific Petroleum NL	32,604
119,442		PaperlinX Ltd.	65,506
10,164		Programmed Maintenance Services Ltd.	29,433
36,239		RCR Tomlinson Ltd.	32,205
1,574,934		Sigma Pharmaceuticals Ltd.	1,296,562
5,497		Sirtex Medical Ltd.	30,421
48,629		Skilled Group Ltd.	83,057
181,199		Sonic Healthcare Ltd.	2,262,477
27,537		Spotless Group Ltd.	65,459
50,570	@	Tap Oil Ltd.	47,529
358,226		Ten Network Holdings Ltd.	482,797
574,854		Transpacific Industries Group Ltd.	629,109
17,828		Troy Resources NL	33,915
65,405		UXC Ltd.	40,075
9,098		Watpac Ltd.	11,266
			23,890,973
		Austria: 1.9%
44,000		Andritz AG	2,457,469
29,000		Kapsch TrafficCom AG	1,034,444
14,709		Mayr Melnhof Karton AG	1,385,261
40,000	I	Rosenbauer International AG	1,700,716
22,000		Schoeller-Bleckmann Oilfield Equipment AG	1,150,948
4,727		Strabag SE	128,165
4,122		Zumtobel AG	88,184
			7,945,187
		Belgium: 2.0%
134,000	@	AGFA-Gevaert NV	968,458
11,000		Bekaert SA	1,600,937
3,654		Compagnie d’Entreprises CFE	176,259
2,494		D’ieteren SA	1,071,281
21,000		EVS Broadcast Equipment SA	1,352,208
3,954		Ion Beam Applications	50,603
6,516		Kinepolis Group NV	287,097
111,940		Nyrstar	1,551,455
11,020		Recticel S.A.	88,431
39,000		Telenet Group Holding NV	1,122,027
3,522		Tessenderlo Chemie NV	112,000
			8,380,756
		Bermuda: 0.6%
48,000	@	Dockwise Ltd.	1,437,804
6,361	@	Global Sources Ltd.	39,820
118,612		Lancashire Holdings Ltd.	845,463
19,000	@	Northern Offshore Ltd.	32,863
848,000		Regal Hotels International Holdings Ltd.	292,722
			2,648,672

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		Canada: 3.4%
2,000		Aastra Technologies Ltd.	$52,448
83,372	@	Alamos Gold, Inc.	888,885
160,700		Alimentation Couche-Tard, Inc.	3,026,881
10,200		Atco Ltd.	428,891
2,500		Bird Construction Income Fund	73,089
15,900		Cascades Inc.	118,516
218,966	@	CGI Group, Inc. - Class A	2,885,416
83,961		Chemtrade Logistics Income Fund	906,158
150,400	@	Compton Petroleum Corp.	133,626
6,800		Data Group Income Fund	42,355
51,100		Dorel Industries, Inc.	1,458,566
5,200	@	Flint Energy Services Ltd.	55,830
9,800	@	Garda World Security Corp.	92,478
19,100		Jazz Air Income Fund	76,096
2,700		Linamar Corp.	34,241
2,300	@	MacDonald Dettwiler & Associates Ltd.	83,783
15,100		MI Developments, Inc.	193,582
14,946		Niko Resources Ltd.	1,380,190
175,300	@	Northgate Minerals Corp.	442,656
71,034		Sino-Forest Corp.	1,233,670
10,100		Transat A.T. Inc. - Class B	199,780
3,100		Transcontinental, Inc.	36,211
14,300	@	West Energy Ltd.	56,705
10,300		West Fraser Timber Co. Ltd.	315,382
			14,215,435
		China: 1.4%
1,270,000		China Dongxiang Group Co.	818,866
1,209,000		China Gaoxian Fibre Fabric Holdings Ltd.	163,349
10,232	@	China Integrated Energy, Inc.	82,675
496,000		China Zaino International Ltd.	80,553
155,515	@	Concord Medical Services Holdings Ltd. ADR	1,541,154
1,636,000		Guangzhou Pharmaceutical Co. Ltd.	1,240,760
268,000		People’s Food Holdings Ltd.	138,246
250,000		Qingling Motors Co. Ltd.	56,944
13,100	@	Shanda Games Ltd. ADR	111,350
1,776,000		SinoCom Software Group Ltd.	229,936
23,131	@	Sohucom, Inc.	1,164,646
567,000		SunVic Chemical Holdings Ltd.	64,430
125,000		Xingda International Holdings Ltd.	57,763
			5,750,672
		Cyprus: 0.0%
35,000		ProSafe SE	196,188
			196,188
		Denmark: 1.2%
20,405		East Asiatic Co. Ltd. A/S	638,615
17,000		Solar Holdings A/S	1,100,625
17,801	@	TK Development	94,707
12,000	@	Topdanmark A/S	1,457,607
26,500		TrygVesta A/S	1,614,894
			4,906,448
		Finland: 0.5%
47,000		Elisa OYJ	1,024,865
8,880		HKScan Oyj	110,461
138,686		M-Real OYJ	329,069
60,344		Oriola-KD OYJ	376,338
16,923		Tietoenator OYJ	376,675
			2,217,408
		France: 7.1%
80,000	@	Alten	2,288,357
17,770		Arkema	678,340
3,302		Boiron SA	140,476
9,233		Bonduelle S.C.A.	1,104,806
1,105		Bongrain SA	84,892
53,000		Bourbon S.A.	2,057,875
44,928	@	Bull SA	214,576
9,306	@	Club Mediterranee SA	159,497
4,346		Devoteam S.A.	111,943
196,989		Groupe Eurotunnel S.A.	1,899,122
15,247		Groupe Steria SCA	444,729
190,843		Havas SA	833,961
30,600		Ipsen	1,645,371
33,000		IPSOS	1,036,297
4,023	@	Maximiles	45,682
51,840	@	Meetic	1,447,794
20,031		NetGem SA	89,571
8,639		Nexans S.A.	690,733
57,660		Peugeot S.A.	1,871,763
1,875		Plastic Omnium S.A.	61,389
85,038		Rallye SA	2,993,253
6,507	@	Recylex SA	74,910
31,517		Rhodia S.A.	559,468
18,000		Rubis	1,493,225

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		France (continued)
26,000		Saft Groupe SA	$1,114,931
40,000	@	SeLoger.com	1,394,207
4,393		Societe BIC S.A.	312,416
10,148		Societe Television Francaise (T.F.1)	174,991
4,718		Sopra Group SA	348,869
44,000	@	Store Electronic	651,496
37,135		Sword Group	1,464,653
46,124		Valeo S.A.	1,515,056
7,158	@, I	Video Futur Entertainment Group S.A.	4,367
3,289		Vilmorin & Cie	370,604
6,800		Virbac SA	668,666
			30,048,286
		Germany: 8.2%
100,000	@	Air Berlin PLC	579,074
719		Axel Springer AG	75,668
18,500	@, L	Balda AG	86,855
11,830		Bauer AG	533,717
60,095		Bechtle AG	1,562,786
1,605		Bijou Brigitte AG	295,858
35,250		Bilfinger Berger AG	2,550,857
2,825		Cewe Color Holding AG	89,339
55,000		Demag Cranes AG	1,718,031
137,131		Deutsche Lufthansa AG	2,199,297
6,996		Duerr AG	152,233
3,487	@	Elmos Semiconductor AG	30,265
1,440		Euromicron AG	30,997
6,681		Gesco AG	345,475
40,000		GFK SE	1,482,919
68,073		Gildemeister AG	1,001,465
31,064		Grenkeleasing AG	1,358,006
8,010		Hannover Rueckversicheru - Reg	369,887
22,900	I	Hawesko Holding AG	673,010
80,000	@	IWKA AG	1,276,395
5,341		Koenig & Bauer AG	86,124
123,212		Medion AG	1,261,606
33,000	@	Morphosys AG	770,883
85,660		MTU Aero Engines Holding AG	4,431,538
41,499		Norddeutsche Affinerie AG	1,672,853
3,613		OHB Technology AG	74,290
17,000	@	Open Business Club AG	671,170
50,927		Rheinmetall AG	3,244,750
73,000	@, I	SFC Smart Fuel Cell AG	631,274
2,777		Software AG	316,437
8,715		Stada Arzneimittel AG	285,811
50,530		Suedzucker AG	1,170,645
261		Takkt AG	3,169
35,340		Tipp24 SE	1,346,981
144,204		TUI AG	1,333,126
3,309		VTG AG	49,167
50,000		Wirecard AG	642,526
1,364		Wuestenrot & Wuerttembergische	35,365
			34,439,849
		Greece: 0.3%
160,000		Aegean Airlines SA	774,510
3,045		Folli-Follie S.A.	53,238
24,000		Jumbo SA	251,966
			1,079,714
		Hong Kong: 5.3%
8,798,000	@	Beijing Enterprises Water Group Ltd.	2,857,334
33,266	@	CDC Corp. - Class A	76,844
5,848,000		Champion Technology Holdings Ltd.	195,875
200,000		Chen Hsong Holdings	62,096
1,347,000		China Agri-Industries Holdings Ltd.	1,831,705
245,600		China Insurance International Holdings Co. Ltd.	772,225
856,000	@	China Sci-Tech Holdings Ltd.	34,484
5,374,000		Citic 1616 Holdings Ltd.	1,458,407
604,800		Dah Sing Banking Group Ltd.	809,325
492,000		Dickson Concepts International Ltd.	256,378
1,076,000	@	DMX Technologies Group Ltd.	265,434
148,000		Eagle Nice International Holdings Ltd.	60,178
370,000		Fountain SET Holdings	64,946
3,272,000		Franshion Properties China Ltd.	1,072,997
105,000	@	Galaxy Entertainment Group Ltd.	39,371
2,170,000	@	Genesis Energy Holdings Ltd.	61,805
5,605,840	@	Global Green Tech Group Ltd.	254,763
108,000		Glorious Sun Enterprises Ltd.	38,599
603,000		Goldlion Holdings Ltd.	161,012
237,000		Great Eagle Holding Co.	577,095
5,000		Guoco Group Ltd.	48,911
238,000		Hannstar Board International Holdings Ltd.	60,653
100,000		Hkr International Ltd.	37,254
176,000		Hung Hing Printing Group Ltd.	53,228
2,953,000		Hutchison Telecommunications Hong Kong Holdings Ltd	492,969

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		Hong Kong (continued)
8,515,000		Inspur International Ltd.	$1,209,546
106,000		Jinhui Holdings Ltd.	35,286
3,680,000		Lai Fung Holdings Ltd.	116,909
2,616,000		Lee & Man Paper Manufacturing Ltd.	1,495,781
98,000		Lippo Ltd.	31,803
750,000		Luk Fook Holdings International Ltd.	602,458
12,300	@	Nam Tai Electronics, Inc.	58,917
660,000		Newocean Energy Holdings Ltd.	80,758
1,060,000		Next Media Ltd.	143,770
618,000		Pacific Andes Holdings Ltd.	143,733
255,000		Pacific Century Premium Developments Ltd.	75,843
2,855,000		Polytec Asset Holdings Ltd.	519,108
184,693	@	RCG Holdings Ltd./Hong Kong	249,469
2,354,000		SIM Technology Group Ltd.	348,897
9,472,000		Sinolink Worldwide Holdings	1,556,456
1,994,000	L	Skyworth Digital Holdings Ltd.	1,916,711
316,000		Strong Petrochemical Holdings Ltd.	68,838
1,671,000		Techtronic Industries Co.	1,374,048
168,000		Texwinca Holdings Ltd.	147,912
746,000		Tomson Group Ltd.	292,798
648,000		VST Holdings Ltd.	139,408
			22,252,337
		India: 1.3%
347,241		Allahabad Bank	1,061,863
519,939		Apollo Tyres Ltd.	590,307
63,910		Bank of Baroda	793,739
42,651		Bank of Maharashtra	48,726
147,774		Canara Bank	1,246,386
169,896		Central Bank Of India	548,947
27,351		Deepak Fertilizers & Petrochemicals Corp. Ltd.	62,098
208,330		Dena Bank	348,122
30,623		Gujarat Narmada Valley Fertilizers Co. Ltd.	78,353
25,900		Gujarat State Fertilisers & Chemicals Ltd.	119,970
82,998		Oriental Bank of Commerce	475,555
25,377		Tamilnadu Newsprint & Papers Ltd.	46,245
35,927		Union Bank of India	197,561
			5,617,872
		Indonesia: 0.0%
81,500		Gudang Garam Tbk PT	207,773
			207,773
		Ireland: 0.4%
69,000		DCC PLC	1,875,273
			1,875,273
		Israel: 0.2%
22,930	@	Bank Hapoalim BM	98,153
132,408	@	Israel Discount Bank Ltd.	297,833
80,000	@, I	Oridion Systems Ltd.	609,612
			1,005,598
		Italy: 2.6%
172,254	@	AS Roma S.p.A.	199,543
15,368		Astaldi S.p.A	118,243
66,040		Autostrada Torino-Milano S.p.A.	906,931
190,000		Azimut Holding S.p.A.	2,335,301
27,114		Benetton Group S.p.A.	233,902
110,000		Buzzi Unicem S.p.A. RNC	985,851
333,000	@	CIR-Compagnie Industriali Riunite S.p.A.	775,558
13,135		Danieli & Co. S.p.A.	320,204
22,500		DiaSorin SpA	800,660
5,363	@	Engineering Ingegneria Informatica S.p.A.	194,150
25,804		Esprinet S.p.A.	318,948
77,563		Indesit Co. S.p.A.	953,998
217,217	@	Natuzzi S.p.A. ADR	825,425
6,897	@	Prima Industrie S.p.A.	75,264
2,314,408	@	Seat Pagine Gialle S.p.A.	523,431
30,968		Societa Iniziative Autostradali e Servizi S.p.A.	289,208
31,880	@	Sorin S.p.A.	53,841
165,952		Zignago Vetro S.p.A.	897,202
			10,807,660
		Japan: 20.2%
201		Accordia Golf Co. Ltd.	203,350
49,000		Adores, Inc.	106,347
5,900		Aeon Fantasy Co. Ltd.	66,148
61,900		Aica Kogyo Co. Ltd.	640,675
63,000		Aichi Machine Industry Co. Ltd.	259,868
295,200	@	Allied Telesis Holdings KK	221,047
11,400		Aloka Co. Ltd.	82,369
2,900		Arakawa Chemical Industries Ltd.	33,163
3,900		Arc Land Sakamoto Co. Ltd.	41,336
104,400		Arcs Co. Ltd.	1,418,062
18,800		Argo Graphics, Inc.	199,145
6,700		Arnest One Corp.	70,378
94,726	@	Arrk Corp.	63,082
634		Asset Managers Holdings Co. Ltd.	67,340

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
7,400		BML, Inc.	$196,923
4,500		Cawachi Ltd.	88,207
3,400		Chiyoda Integre Co. Ltd.	36,462
956,000		Chori Co. Ltd.	1,047,529
6,500		Chubu Steel Plate Co. Ltd.	35,199
67,000		Chuetsu Pulp & Paper Co. Ltd.	112,430
204,000		Chugoku Marine Paints Ltd.	1,361,973
2,100		Cocokara Fine Holdings, Inc.	36,507
2,500		Create SD Holdings	43,453
192,000		Daido Steel Co. Ltd.	700,009
9,850	@	Daiei, Inc.	33,919
73,000		Daihatsu Diesel Manufacturing Co. Ltd.	262,386
78,000		Daiichi Jitsugyo Co. Ltd.	194,054
26,900		Daiichikosho Co. Ltd.	332,247
15,000		Daikyo, Inc.	31,005
5,700		Daimei Telecom Engineering Corp.	42,430
235,000		Daiwa Industries Ltd.	1,062,201
12,600		DC Co. Ltd.	28,767
129,000		Dowa Holdings Co. Ltd.	718,174
31,591		DTS Corp.	304,255
4,600		Dydo Drinco, Inc.	152,642
9,500	L	EDION Corp.	98,799
13,000		Eighteenth Bank Ltd.	36,558
2,000		Eizo Nanao Corp.	49,669
12,000		Excel Co. Ltd.	136,323
46,500		Exedy Corp.	1,025,391
1,216		Faith, Inc.	130,312
63,900		Fuji Machine Manufacturing Co. Ltd.	967,352
37,100		Fuji Oil Co. Ltd.	530,302
54,727		Fuji Soft, Inc.	876,790
160,000		Fujikura Kasei Co. Ltd.	791,636
2,400		Fujimori Kogyo Co. Ltd.	33,335
92		Fujishoji Co. Ltd.	112,657
6,000		Fujitec Co. Ltd.	32,994
6,800		Fujitsu Frontech Ltd.	52,210
1,200		Fukuda Denshi Co. Ltd.	28,626
20,100		Furuno Electric Co. Ltd.	88,823
45,400		Futaba Industrial Co. Ltd.	410,713
107		Future Architect, Inc.	42,700
33		Gendai Agency, Inc.	35,498
48,300		Glory Ltd.	1,061,358
31	@	GungHo Online Entertainment, Inc.	74,685
10,700		Hakuto Co. Ltd.	92,797
4,100		Hibiya Engineering Ltd.	36,335
3,800		Hiday Hidaka Corp.	42,612
58,200		HIS Co. Ltd.	1,124,447
52,000		Hisaka Works Ltd.	495,210
4,000		Hitachi Medical Corp.	33,857
19,300		Icom, Inc.	459,391
724	@, L	IDU Co.	56,476
14,100		Iida Home Max	243,903
8,100		Inaba Denki Sangyo Co. Ltd.	190,595
111,709		Inabata & Co. Ltd.	448,212
125,900		Ines Corp.	957,877
124		Infocom Corp.	79,236
37		Internet Initiative Japan, Inc.	65,074
11,500		Itochu Enex Co. Ltd.	48,579
1,700		Itochu-Shokuhin Co. Ltd.	57,058
46,000		Iwatani International Corp.	126,599
690,000		JFE Shoji Holdings, Inc.	2,418,578
51,000		Jidosha Buhin Kogyo Co. Ltd.	76,617
24,000		JMS Co. Ltd.	91,436
93,300		JSP Corp.	1,177,338
21,000		Kagawa Bank Ltd.	72,876
1,675,000	@	Kanematsu Corp.	1,316,566
5,100		Kanematsu Electronics Ltd.	46,534
5,894		Kanto Auto Works Ltd.	47,767
15,000		Kasumi Co. Ltd.	76,252
28,000		Kato Sangyo Co. Ltd.	486,120
2,900		Kita-Nippon Bank Ltd.	83,681
3,600		Kohnan Shoji Co. Ltd.	40,411
64		Kura Corp.	190,851
96,000		Kuroda Electric Co. Ltd.	1,359,046
28,100		Kyoden Co. Ltd.	36,682
36,000		Kyodo Printing Co. Ltd.	96,133
436,000		Kyodo Shiryo Co. Ltd.	554,629
4,900		Kyokuto Securities Co. Ltd.	43,111
47,900		Lintec Corp.	916,532
4,600		Macnica, Inc.	76,281
16,000		Maeda Road Construction Co. Ltd.	118,566
5,100		Marubun Corp.	29,377
155,000		Marudai Food Co. Ltd.	474,340
2,800		Melco Holdings, Inc.	70,013

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
19,200		Mikuni Coca-Cola Bottling Co. Ltd.	$151,189
96,227		Mimasu Semiconductor Industry Co. Ltd.	1,146,228
43,700		Miura Co. Ltd.	1,122,713
9,000		Mizuno Corp.	42,910
68,400		Modec, Inc.	1,317,490
66,450		Moshi Moshi Hotline, Inc.	1,181,545
81,200		Musashi Seimitsu Industry Co. Ltd.	1,789,937
127,000		Nabtesco Corp.	1,495,516
13,000		Nagase & Co. Ltd.	151,003
61,183		Namura Shipbuilding Co. Ltd.	344,642
5,557		NEC Fielding Ltd.	80,816
1,200		NEC Fielding Ltd.	31,328
95,500		NEC Networks & System Integration Corp.	1,026,148
41		Net One systems Co. Ltd.	46,199
59,700		Nichi-iko Pharmaceutical Co. Ltd.	1,825,335
83,000		Nidec Copal Corp.	1,217,877
81,700		Nifco, Inc.	1,777,645
92,000		Nihon Parkerizing Co. Ltd.	1,164,688
12,000		Nihon Yamamura Glass Co. Ltd.	38,385
148,000		Nippo Corp.	1,008,232
11,000		Nippon Meat Packers, Inc.	138,649
57,786		Nippon Road Co. Ltd.	116,312
99,000		Nippon Shinyaku Co. Ltd.	1,129,083
94,000		Nippon Steel Trading Co. Ltd.	152,623
343,000		Nippon Thompson Co. Ltd.	1,945,317
49,400	@	NIS Group Co. Ltd.	14,756
370,000		Nishimatsu Construction Co. Ltd.	428,221
53,200		Nishimatsuya Chain Co. Ltd.	458,737
7,600		Nisshin Fudosan Co	31,908
117,100		Nitta Corp.	1,715,794
199,000		Nittetsu Mining Co. Ltd.	879,443
6,300		Nojima Corp.	58,344
6,500		Noritsu Koki Co. Ltd.	43,635
3,700		Noritz Corp.	46,352
6,510		Obic Co. Ltd.	1,220,831
6,500		Ohsho Food Service Corp.	184,311
44,700		Okabe Co. Ltd.	154,488
51,000		Okasan Securities Group, Inc.	242,431
31,500		Penta-Ocean Construction Co. Ltd.	32,734
314		Pilot Corp.	336,741
116,000		Prima Meat Packers Ltd.	120,794
5,800		QP Corp.	64,617
1,200		Raito Kogyo Co. Ltd.	2,652
4,900		Resorttrust, Inc.	60,848
10,200		Right On Co. Ltd.	77,896
42		Sammy NetWorks Co. Ltd.	95,552
85,000		Sanki Engineering Co. Ltd.	572,059
10,500		Sanoyas Hishino Meisho Corp.	46,810
52,354		Sanshin Electronics Co. Ltd.	398,255
48		Sanyo Housing Nagoya Co. Ltd.	42,512
13,000		Seika Corp.	27,688
4,000		Sekisui Jushi Corp.	33,273
645		Seven Bank Ltd.	1,345,223
4,800		Shin-Etsu Polymer Co. Ltd.	30,190
122,300		Shinko Plantech Co. Ltd.	1,308,860
421,000		Shinmaywa Industries Ltd.	1,306,131
243,000		Shinsho Corp.	401,644
46,100		Siix Corp.	497,083
15,000		Sinanen Co. Ltd.	63,015
19,000		SMK Corp.	97,545
31,200		Sohgo Security Services Co. Ltd.	359,857
69,900		Sojitz Corp.	128,536
46		SRI Sports Ltd.	44,020
101,500		Sumida Corp.	807,973
230,000		Sumikin Bussan Corp.	459,965
3,100		Sumisho Computer Systems Corp.	43,368
53,500		Sumitomo Densetsu Co. Ltd.	274,028
13,000		Sumitomo Warehouse Co. Ltd.	56,923
25,700		Tachi-S Co. Ltd.	220,369
64	L	Tact Home Co. Ltd.	53,470
96,000		Taihei Kogyo Co. Ltd.	388,484
25,882		Taiho Kogyo Co. Ltd.	164,605
77,734		Taikisha Ltd.	1,111,616
230,000		Takasago International Corp.	1,112,261
29,850		Takefuji Corp.	142,861
87,000		TBK Co. Ltd.	172,811
22,200		TECMO KOEI HOLDINGS CO Ltd.	171,588
41,000		Tekken Corp.	36,188
26,518		TKC Corp.	490,843
327,000		Toa Corp.	338,555
138,000		TOA Road Corp.	193,284
7,000		Tochigi Bank Ltd.	29,854
90,000		Toho Bank Ltd.	287,485

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
22,000		Toho Gas Co. Ltd.	$115,611
12,100		Toho Pharmaceutical Co. Ltd.	160,100
370,000		Tokai Tokyo Financial Holdings	1,393,192
151,000		Tokyo Tekko Co. Ltd.	440,274
29,900		Tokyo Tomin Bank Ltd.	402,584
248,000	@	Tonichi Carlife Group, Inc.	272,930
197,782		Topy Industries Ltd.	329,980
96		Tosei Corp.	26,394
8,000		Totetsu Kogyo Co. Ltd.	44,984
4,800		Touei Housing Corp.	37,698
223,800		Toyo Kohan Co. Ltd.	1,134,304
185,179		Toyo Securities Co. Ltd.	340,598
89,900		Trusco Nakayama Corp.	1,255,522
25,000		Tsumura & Co.	791,025
31,400		Tsuruha Holdings, Inc.	1,171,999
47,300		Tsutsumi Jewelry Co. Ltd.	896,698
125,000		Uchida Yoko Co. Ltd.	361,872
28,200		Union Tool Co.	789,958
41,334		Unipres Corp.	653,071
8,900		U-Shin Ltd.	51,311
7,500		VITAL KSK HOLDINGS, Inc.	46,491
12,500		Warabeya Nichiyo Co. Ltd.	152,473
8,800		Waseda Academy Co. Ltd.	70,592
11,900		Watabe Wedding Corp.	132,346
54		Works Applications Co. Ltd.	33,388
45		Wowow, Inc.	95,258
247,300		Yamazen Corp.	837,164
10,000		Yokohama Reito Co. Ltd.	68,588
46,000		Yonekyu Corp.	425,528
10,200		Yorozu Corp.	130,010
1,049,000		Yuasa Trading Co. Ltd.	889,755
12,000		Yuraku Real Estate Co. Ltd.	42,564
7,000		Yurtec Corp.	35,071
31,100		Yushin Precision Equipment Co. Ltd.	472,535
			85,441,803
		Luxembourg: 0.2%
578,226		Regus PLC	820,344
			820,344
		Malaysia: 0.4%
87,500		Faber Group BHD	41,010
114,800		Hong Leong Bank BHD	273,596
26,900		Hong Leong Financial Group BHD	59,510
222,293		Kulim Malaysia BHD	471,522
1,028,900		Lion Industries Corp. Bhd	511,956
367,300		Telekom Malaysia BHD	335,474
			1,693,068
		Netherlands: 3.7%
12,275		Accell Group	575,991
25,309	@	AerCap Holdings NV	221,454
11,472		Beter BED Holdings NV	302,070
21,951		CSM	604,278
86,000	@	Delta Lloyd NV	2,081,914
44,300		Draka Holding	750,851
27,418		Exact Holding NV	719,819
29,700		Fugro NV	1,761,373
60,000		Imtech NV	1,620,981
125,309		James Hardie Industries NV	818,781
2,560		KAS Bank NV	48,971
4,678		Nutreco Holding NV	248,167
15,117		OPG Groep NV	272,614
28,988	@	Ordina NV	215,224
66,800		SBM Offshore NV	1,303,730
23,555	@	Smartrac NV	556,836
15,835	@	Teleplan International NV	51,955
94,295		Ten Cate NV	2,484,007
1,987		TKH Group NV	38,126
28,907	@	Unit 4 Agresso NV	685,382
49,393		Wavin NV	111,821
			15,474,345
		Netherlands Antilles: 0.2%
24,323	@, L	Orthofix International NV	732,852
			732,852
		New Zealand: 0.8%
360,498		Fisher & Paykel Healthcare Corp.	855,047
422,754		Fletcher Building Ltd.	2,348,800
			3,203,847
		Norway: 0.5%
4,800	@	Copeinca ASA	38,801
213,950	@, L	Norske Skogindustrier ASA	354,583
550,000	@	Pronova BioPharma AS	1,618,315
			2,011,699
		Pakistan: 0.1%
1,100,563	@	Bank Alfalah Ltd.	173,248

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		Pakistan (continued)
165,800		Nishat Mills Ltd.	$120,575
601,500		Pakistan Telecommunication Co. Ltd.	140,612
			434,435
		Poland: 0.0%
30,476	@	Netia SA	47,657
			47,657
		Singapore: 2.0%
72,000		Asiatravel.com Holdings Ltd.	37,816
265,000		Baker Technology Ltd.	54,360
97,000		Chemoil Energy Ltd.	35,302
66,560		China Yuchai International Ltd.	891,904
202,000		CSE Global Ltd.	125,571
889,000		Goodpack Ltd.	773,543
934,000		GuocoLeisure Ltd.	421,577
205,000		Hiap Seng Engineering Ltd.	88,159
217,000		Ho Bee Investment Ltd.	252,053
274,000		Hong Leong Asia Ltd.	706,309
16,000		Hong Leong Finance Ltd.	34,063
29,000		Jardine Cycle & Carriage Ltd.	518,414
383,000		K1 Ventures Ltd.	43,393
1,223,000		LC Development Ltd.	163,911
113,000		Low Keng Huat Singapore Ltd.	38,731
5,151,000		Macquarie International Infrastructure Fund Ltd.	1,751,311
216,000		Meiban Group Ltd.	44,588
42,000		MobileOne Ltd.	61,696
413,000		Olam International Ltd.	696,688
101,000		OSIM International Ltd.	41,265
674,000		Singapore Airport Terminal Services Ltd.	1,183,267
361,000		SMB United Ltd.	77,539
50,000		Super Coffeemix Manufacturing Ltd.	22,606
58,000		Swissco International Ltd.	33,584
437,000		Tiong Woon Corp. Holding Ltd.	167,974
			8,265,624
		South Korea: 1.5%
133,000	@	Doosan Infracore Co. Ltd.	1,983,985
10,000		GS Engineering & Construction Corp.	762,034
31,760	@	Hanil E-Wha Co. Ltd.	132,585
17,400	@	Hyundai DSF Co. Ltd.	119,778
151	@	Namyang Dairy Products Co. Ltd.	62,974
14,425		Samsung SDI Co. Ltd.	1,682,651
41,577	@	SeAH Steel Corp.	1,245,414
14,320		Sebang Co. Ltd.	154,760
			6,144,181
		Spain: 1.5%
9,485	@	Baron de Ley	446,808
84,966	@	Codere S.A.	820,700
2,680		Construcciones y Auxiliar de Ferrocarriles SA	1,523,412
3,454		Duro Felguera SA	33,665
59,500		Enagas	1,233,366
65,000		Laboratorios Farmaceuticos Rovi SA	661,779
32,000		Red Electrica de Espana	1,604,266
			6,323,996
		Sweden: 1.4%
25,099		Billerud Aktiebolag	171,941
103,323	L	Bure Equity AB	375,927
10,203		Duni AB	81,517
4,074	@	Entraction Holding AB	38,450
32,694		Industrivarden AB	359,583
30,045		KappAhl Holding AB	292,785
6,594		Know It AB	54,367
141,617		NCC AB	2,109,242
11,167	@	Nobia AB	63,168
11,500		Saab AB	184,671
110,000		Swedish Match AB	2,303,381
			6,035,032
		Switzerland: 7.0%
545	@	AFG Arbonia-Forster Holding	12,527
46,000		Bank Sarasin & Compagnie AG	1,570,711
5,700		Banque Cantonale Vaudoise	2,303,292
4,900		Bellevue Group AG	160,301
8,000		BKW FMB Energie AG	608,451
5,102		Bobst Group AG	184,705
7,000		Bucher Industries AG	821,725
3,140		Charles Voegele Holding AG	128,994
145,529	@, L	Clariant AG	1,597,239
1,701		Coltene Holding AG	86,108
2,751		Compagnie Financiere Tradition (CFT)	314,309
26,000	@	Dufry Group	1,688,214
4,414		Forbo Holding AG	1,478,183
63,000	@	Gategroup Holding AG	2,161,969
2,100		Gurit Holding AG	1,096,445
2,300		Helvetia Holding AG	716,555
28,214	@	Implenia AG	742,692

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		Switzerland (continued)
148,000		Julius Baer Holding AG - Reg	$1,694,239
4,000		Kuoni Reisen Holding	1,488,225
9,800		Lonza Group AG	696,929
14,949	@	Micronas Semiconductor Hold	58,206
85,500		Mobilezone Holding AG	637,118
10,690	@, I	Newave Energy Holding SA	420,270
10,100		Partners Group	1,253,244
3,464		Schindler Holding AG	256,074
16,000		Schweizerhall Holding AG	2,572,311
1,100		Sika AG	1,685,961
12,518		Valora Holding AG	2,868,887
95		Vetropack Holding AG	151,043
3,337		VZ Holding AG	250,739
			29,705,666
		Taiwan: 1.3%
58,480		Asia Vital Components Co. Ltd.	64,151
17,000		Audix Corp.	11,631
61,000		Cameo Communications, Inc.	32,705
16,000		China Steel Structure Co. Ltd.	12,419
149,000		Chin-Poon Industrial Co.	116,145
286,000		Elitegroup Computer Systems Co. Ltd.	118,277
1,171,000	@	Far Eastern International Bank	372,965
70,000		Feng TAY Enterprise Co. Ltd.	60,520
494,000	@	Financial One Corp.	178,331
17,000		FSP Technology, Inc.	20,782
773,000		Gigabyte Technology Co. Ltd.	735,032
42,000	@	Global Brands Manufacture Ltd.	27,587
125,649		Hai Kwang Enterprise Corp.	83,275
259,000		Hung Poo Real Estate Development Corp.	368,555
751,300		Inventec Co. Ltd.	428,789
76,000	@	Jean Co. Ltd.	42,861
385,000		King Yuan Electronics Co. Ltd.	180,799
126,480		Lingsen Precision Industries Ltd.	57,855
37,240		LITE-ON IT Corp.	38,466
33,000	@	Long Bon International Co. Ltd.	18,129
95,000		Mercuries & Associates Ltd.	45,659
800,000	@	Sampo Corp.	135,799
616,000		Sigurd Microelectronics Corp.	340,053
2,070		Sinon Corp.	837
20,400	@, I, X	Star Travel Taiwan Co., Ltd.	17,019
75,000	@	Supreme Electronics Co. Ltd.	55,400
251,000	@	Ta Chong Bank Co. Ltd.	48,231
181,000		Taiwan Acceptance Corp.	190,238
25,000		Taiwan Sogo Shin Kong SEC	17,149
1,899,000	@	Tatung Co. Ltd.	412,716
13,600		Tsann Kuen Enterprise Co. Ltd.	22,038
56,170		TYC Brother Industrial Co. Ltd.	38,202
97,000		Walton Advanced Engineering, Inc.	45,513
439,000	@	WUS Printed Circuit Co. Ltd.	161,928
603,000		Yageo Corp.	209,043
521,000		Yosun Industrial Corp.	494,655
112,000		Yungtay Engineering Co. Ltd.	81,255
297,000		Zenitron Corp.	198,764
			5,483,773
		Thailand: 0.5%
205,700		Kiatnakin Bank PLC	148,822
3,302,900		Krung Thai Bank PCL	951,013
978,500		Siam City Bank PCL	902,366
507,600		Thanachart Capital PCL	295,471
			2,297,672
		Turkey: 0.1%
151,062	@	Aksa Akrilik Kimya Sanayii	253,479
28,021		Eczacibasi Yatirim Holding	103,514
28,916		Goodyear Lastikleri TAS	269,423
			626,416
		United Kingdom: 12.5%
60,000		A.G.BARR PLC	756,770
150,000		Albemarle & Bond Holdings	593,032
45,000		Amec PLC	542,312
162,770		Anglo Pacific Group PLC	633,603
26,483		Anite PLC	14,076
35,021		Ashtead Group PLC	47,598
75,562		Atkins WS PLC	715,534
317,047	@	Avocet Mining PLC	438,416
150,231		Babcock International Group	1,341,509
315,885		Beazley PLC	526,825
200,000		Bodycote PLC	555,316
700,000		Booker Group PLC	511,714
63,200		Britvic PLC	423,784
50,000		BSS Group PLC	201,435
70,000		Burberry Group PLC	683,306
92,173	@	Cape PLC	316,570
200,148		Capital & Regional PLC	117,863

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
5,494		Care UK PLC	$36,007
100,000		Carillion PLC	475,293
132,045		Chloride Group PLC	384,072
2,979		Clarkson PLC	37,476
137,111		Close Brothers Group PLC	1,506,709
61,287		Computacenter PLC	289,760
55,962		Cranswick PLC	656,979
93,548	@	CSR PLC	668,019
65,000		Daily Mail & General Trust	465,710
217,605		Dairy Crest Group PLC	1,171,660
30,000	@	Dana Petroleum PLC	497,720
44,079		Davis Service Group PLC	283,459
80,000		Dechra Pharmaceuticals PLC	611,541
182,920		Delta PLC	460,789
322,913		Devro PLC	713,046
398,512		Dimension Data Holdings PLC	489,902
200,000		Diploma PLC	568,472
497,522		DS Smith PLC	864,330
307,932		eaga PLC	686,468
5,000		Education Development International PLC	11,475
1,000,000		Elementis PLC	813,662
200,000		Fenner PLC	593,161
44,638		Fiberweb PLC	44,301
20,000		Fidessa Group PLC	396,475
21,990		Forth Ports PLC	390,616
878,624		Future PLC	272,419
291,162		Grainger PLC	602,419
101,897		Greggs PLC	679,257
150,000		Halma PLC	557,266
160,014		Hamworthy KSE	777,526
157,605		Healthcare Locums PLC	674,267
513,098		Home Retail Group	2,083,361
13,500		Homeserve PLC	349,655
121,283		Hunting PLC	1,046,599
80,000		IG Group Holdings PLC	514,100
1,361,971		Inchcape PLC	578,107
441,097		Intec Telecom Systems PLC	835,789
159,041		Interserve PLC	535,598
70,000		Investec PLC	472,869
184,293		Investec PLC	1,258,226
225,000		ITE Group PLC	487,738
115,000		John Wood Group PLC	621,042
155,877		Johnston Press PLC	68,006
58,000		Keller Group PLC	575,089
93,000		Kesa Electricals PLC	190,582
40,000		Kier Group PLC	616,677
235,000		Liontrust Asset Management PLC	432,921
428,244		LogicaCMG PLC	798,493
343,668		Mcbride PLC	1,194,766
96,737		Meggitt PLC	398,448
110,000		Millennium & Copthorne Hotels PLC	667,097
224,306		Mitie Group	817,568
17,054		Morgan Sindall PLC	145,861
29,134		Northern Foods PLC	28,863
57,634		Oxford Instruments PLC	230,319
28,055	@	Premier Oil PLC	462,773
40,000		Provident Financial PLC	596,322
420,000		PV Crystalox Solar PLC	372,602
198,334		Rank Group PLC	288,914
4,125		Rathbone Brothers	54,565
160,000		Ricardo PLC	741,525
110,000		RM PLC	310,166
6,368		Robert Wiseman Dairies PLC	50,723
25,270		RPC Group PLC	96,945
70,000	@	SDL PLC	532,266
555,089		Senior PLC	741,818
26,300		Severfield-Rowen PLC	90,942
436,231		Shanks Group PLC	883,141
400,000		SIG PLC	727,641
62,034		Smiths News PLC	117,155
165,966		Sportingbet PLC	181,042
3,482		St. James’s Place PLC	13,894
220,000		Stagecoach Group PLC	615,644
37,114		Synergy Health PLC	364,905
27,596		Tate & Lyle PLC	173,996
41,635		Tenon Group PLC	31,401
113,214		Thomas Cook Group PLC	408,781
79,562		Tullett Prebon PLC	388,117
30,000		Ultra Electronics Holdings	606,819
75,000		United Business Media Ltd.	509,185
45,000		Victrex PLC	583,062
70,000		Vitec Group PLC	459,063
55,000		VT Group PLC	469,519

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
65,000		Wellstream Holdings PLC	$514,292
80,000		WH Smith PLC	636,053
225,000		William Hill PLC	713,643
			52,784,607
		United States: 0.6%
6,120	@	Cascal N.V.	36,720
182,700		Virgin Media, Inc.	2,592,513
			2,629,233
		Total Common Stock
		(Cost $384,267,308)	407,867,909
REAL ESTATE INVESTMENT TRUSTS: 0.6%
		Australia: 0.4%
1,155,076		Centro Retail Trust	160,893
1,255,916		Mirvac Group	1,599,051
			1,759,944
		Greece: 0.2%
69,394		Eurobank Properties Real Estate Investment Co.	700,737
			700,737
		Japan: 0.0%
76		Crescendo Investment Corp.	101,975
			101,975
		Total Real Estate Investment Trusts
		(Cost $2,359,161)	2,562,656
PREFERRED STOCK: 0.6%
		Germany: 0.6%
32,076		Draegerwerk AG	1,699,624
829		Hornbach Holding AG	73,898
31,256		Jungheinrich AG	643,208
13,512		ProSieben SAT.1 Media AG	181,939
390		STO AG	32,385
		Total Preferred Stock
		(Cost $2,414,907)	2,631,054
		Total Long-Term Investments
		(Cost $389,041,376)	413,061,619
SHORT-TERM INVESTMENTS: 4.2%
		Affiliated Mutual Fund: 3.0%
12,445,420		ING Institutional Prime Money Market Fund - Class I	12,445,419
		Total Mutual Fund
		(Cost $12,445,419)	12,445,419

Principal Amount				Value
		Securities Lending Collateral(cc): 1.2%
$5,114,120		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$5,114,120
79,696	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		63,757
		Total Securities Lending Collateral
		(Cost $5,193,816)		5,177,877
		Total Short-Term Investments
		(Cost $17,639,235)		17,623,296
		Total Investments in Securities
		(Cost $406,680,611)*	102.0%	$430,684,915
		Other Assets and Liabilities - Net	(2.0)	(8,477,045)
		Net Assets	100.0%	$422,207,870

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at January 31, 2010.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $411,176,232.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$53,801,911
		Gross Unrealized Depreciation		(34,293,228)
		Net Unrealized Appreciation		$19,508,683

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets

Advertising	0.7%
Aerospace/Defense	1.4
Agriculture	1.2
Airlines	0.9
Apartments	0.0
Apparel	0.3
Auto Manufacturers	1.2
Auto Parts & Equipment	2.4
Banks	3.6
Beverages	0.6
Biotechnology	0.2
Building Materials	2.1
Chemicals	3.1
Coal	0.4
Commercial Services	2.9
Computers	4.4
Distribution/Wholesale	3.2
Diversified	0.4
Diversified Financial Services	3.7
Electric	0.6
Electrical Components & Equipment	1.7
Electronics	2.6
Energy - Alternate Sources	0.3
Engineering & Construction	4.6
Entertainment	1.0
Environmental Control	1.3
Food	2.8
Food Service	0.0
Forest Products & Paper	1.2
Gas	0.7
Hand/Machine Tools	1.1
Healthcare - Products	1.2
Healthcare - Services	1.0
Holding Companies - Diversified	0.6
Home Builders	0.0
Home Furnishings	1.3
Household Products/Wares	0.5
Housewares	0.0
Insurance	2.0
Internet	1.3
Investment Companies	0.5
Iron/Steel	0.9
Leisure Time	1.4
Lodging	0.3
Machinery - Construction & Mining	0.9
Machinery - Diversified	4.3
Media	1.2
Metal Fabricate/Hardware	2.0
Mining	2.0
Miscellaneous Manufacturing	2.8
Office Property	0.2
Office/Business Equipment	0.1
Oil & Gas	1.5
Oil & Gas Services	2.2
Packaging & Containers	1.1
Pharmaceuticals	3.7
Real Estate	1.8
Retail	6.2
Semiconductors	0.7
Shipbuilding	0.1
Shopping Centers	0.0
Software	1.2
Storage/Warehousing	0.0
Telecommunications	2.0
Textiles	0.1
Transportation	1.9
Trucking & Leasing	0.2
Venture Capital	0.0
Water	0.0
Short-Term Investments	4.2
Other Assets and Liabilities - Net	(2.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2010
Asset Table
Investments, at value
Common Stock
Argentina	$225,558	$—	$—	$225,558
Australia	44,035	23,846,938	—	23,890,973
Austria	—	7,945,187	—	7,945,187
Belgium	—	8,380,756	—	8,380,756
Bermuda	39,820	2,608,852	—	2,648,672
Canada	14,215,435	—	—	14,215,435
China	3,063,174	2,687,498	—	5,750,672
Cyprus	—	196,188	—	196,188
Denmark	—	4,906,448	—	4,906,448
Finland	—	2,217,408	—	2,217,408
France	4,367	30,043,919	—	30,048,286
Germany	3,870,963	30,568,886	—	34,439,849
Greece	—	1,079,714	—	1,079,714
Hong Kong	465,988	21,786,349	—	22,252,337
India	—	5,617,872	—	5,617,872
Indonesia	—	207,773	—	207,773
Ireland	—	1,875,273	—	1,875,273
Israel	—	1,005,598	—	1,005,598
Italy	1,024,968	9,782,692	—	10,807,660
Japan	—	85,441,803	—	85,441,803
Luxembourg	—	820,344	—	820,344
Malaysia	—	1,693,068	—	1,693,068
Netherlands	2,860,204	12,614,141	—	15,474,345
Netherlands Antilles	732,852	—	—	732,852
New Zealand	—	3,203,847	—	3,203,847
Norway	—	2,011,699	—	2,011,699
Pakistan	434,435	—	—	434,435
Poland	—	47,657	—	47,657
Singapore	891,904	7,373,720	—	8,265,624
South Korea	62,974	6,081,207	—	6,144,181
Spain	—	6,323,996	—	6,323,996
Sweden	—	6,035,032	—	6,035,032
Switzerland	2,655,619	27,050,047	—	29,705,666
Taiwan	—	5,466,754	17,019	5,483,773
Thailand	—	2,297,672	—	2,297,672
Turkey	—	626,416	—	626,416
United Kingdom	981,614	51,802,993	—	52,784,607
United States	2,629,233	—	—	2,629,233
Total Common Stock	34,203,143	373,647,747	17,019	407,867,909
Real Estate Investment Trusts	—	2,562,656	—	2,562,656
Preferred Stock	—	2,631,054	—	2,631,054
Short-Term Investments	17,559,539	—	63,757	17,623,296
Total Investments, at value	$46,648,562	$384,019,334	$80,776	$430,684,915

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended January 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 1/31/2010
Asset Table
Investments, at value
Common Stock	$744,766	$—	$—	$—	$(68,403)	$68,403	$17,019	$(744,766)	$17,019
Short-Term Investments	—	—	—	—	—	—	63,757	—	63,757
Total Investments, at value	$744,766	$—	$—	$—	$(68,403)	$68,403	$80,776	$(744,766)	$80,776

As of January 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $9,045.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 96.2%
		Australia: 2.3%
307,490		Alumina Ltd.	$420,844
27,952		Newcrest Mining Ltd.	775,528
			1,196,372
		Belgium: 1.8%
25,273		Belgacom S.A.	919,790
			919,790
		Bermuda: 1.7%
30,509		Axis Capital Holdings Ltd.	878,659
			878,659
		Brazil: 2.5%
45		Centrais Eletricas Brasileiras S.A.	956
42,489		Centrais Eletricas Brasileiras SA ADR - Class B	774,574
105,500		Empresa Brasileira de Aeronautica SA	559,122
			1,334,652
		Canada: 9.6%
48,931		Barrick Gold Corp.	1,703,777
27,942	@	Ivanhoe Mines Ltd.	385,041
72,579		Kinross Gold Corp.	1,180,135
15,154	@	Magna International, Inc.	834,531
44,546		Nexen, Inc.	977,339
			5,080,823
		Finland: 2.1%
82,115		Nokia OYJ ADR	1,124,154
			1,124,154
		France: 10.6%
170,148	@	Alcatel S.A.	573,087
1,126		Areva SA	516,518
23,452		Carrefour S.A.	1,144,208
20,104		Sanofi-Aventis	1,486,580
6,416		Societe Generale	371,212
7,390		Technip S.A.	505,189
21,801		Thales S.A.	988,020
			5,584,814
		Germany: 1.9%
11,490		Siemens AG	1,024,535
			1,024,535
		Italy: 3.3%
34,228		ERG S.p.A.	461,650
1,090,036		Telecom Italia S.p.A. RNC	1,266,167
			1,727,817
		Japan: 34.4%
91,600		Coca-Cola West Holdings Co. Ltd.	1,528,123
123,000		Dai Nippon Printing Co. Ltd.	1,686,657
33,800		Fuji Photo Film Co. Ltd.	1,082,568
48,500		JS Group Corp.	855,981
20,000		Kao Corp.	482,521
30,900		Mabuchi Motor Co. Ltd.	1,689,533
40,300		Mitsui Sumitomo Insurance Group Holdings, Inc.	1,008,726
2,900		Nintendo Co. Ltd.	808,527
79,167		Nippon Telegraph & Telephone Corp. ADR	1,670,424
16,000		Rohm Co. Ltd.	1,078,094
64,000		Sega Sammy Holdings, Inc.	724,465
84,000		Sekisui House Ltd.	793,257
62,800		Seven & I Holdings Co. Ltd.	1,372,598
65,600		Shiseido Co. Ltd.	1,343,514
127,000		Sumitomo Trust & Banking Co. Ltd.	703,597
23,600		Toyo Seikan Kaisha Ltd.	332,668
84,000		Wacoal Holdings Corp.	986,196
			18,147,449
		Netherlands: 4.2%
27,315		Royal Dutch Shell PLC ADR - Class B	1,458,075
36,761		Wolters Kluwer NV	767,312
			2,225,387
		South Africa: 5.1%
36,209		Anglogold Ashanti Ltd. ADR	1,292,299
78,728		Gold Fields Ltd.	904,087
19,678		Impala Platinum Holdings Ltd.	504,160
			2,700,546
		South Korea: 5.3%
62,889		Korea Electric Power Corp. ADR	1,021,946
101,112		SK Telecom Co. Ltd. ADR	1,752,271
			2,774,217
		Switzerland: 1.2%
48,818	@	UBS AG - Reg	635,122
			635,122

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2010 (Unaudited) (continued)

Shares				Value
		United Kingdom: 10.2%
17,564		AstraZeneca PLC		$815,254
22,539		BP PLC ADR		1,264,889
39,873		GlaxoSmithKline PLC		776,007
123,957		Rexam PLC		590,193
102,273		United Utilities Group PLC		872,272
483,481		Vodafone Group PLC		1,032,908
				5,351,523
		Total Common Stock
		(Cost $52,183,703)		50,705,860
SHORT-TERM INVESTMENTS: 3.7%
		Affiliated Mutual Fund: 3.7%
1,980,522		ING Institutional Prime Money Market Fund - Class I		1,980,522
		Total Short-Term Investments
		(Cost $1,980,522)		1,980,522
		Total Investments in Securities
		(Cost $54,164,225)*	99.9%	$52,686,382
		Other Assets and Liabilities - Net	0.1	33,477
		Net Assets	100.0%	$52,719,859

	@	Non-income producing security
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $55,586,015.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,282,398
		Gross Unrealized Depreciation		(7,182,031)
		Net Unrealized Depreciation		$(2,899,633)

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	2.9%
Apparel	1.9
Auto Parts & Equipment	1.6
Banks	3.2
Beverages	2.9
Building Materials	1.6
Commercial Services	3.2
Cosmetics/Personal Care	3.5
Electric	3.4
Electronics	3.2
Energy - Alternate Sources	1.0
Food	2.2
Home Builders	1.5
Insurance	3.6
Leisure Time	1.4
Media	1.5
Mining	13.6
Miscellaneous Manufacturing	4.0
Oil & Gas	7.9
Oil & Gas Services	1.0
Packaging & Containers	1.7
Pharmaceuticals	5.8
Retail	2.6
Semiconductors	2.0
Telecommunications	15.8
Toys/Games/Hobbies	1.5
Water	1.7
Short-Term Investments	3.7
Other Assets and Liabilities - Net	0.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$1,196,372	$—	$1,196,372
Belgium	—	919,790	—	919,790
Bermuda	878,659	—	—	878,659
Brazil	1,334,652	—	—	1,334,652
Canada	5,080,823	—	—	5,080,823
Finland	1,124,154	—	—	1,124,154
France	—	5,584,814	—	5,584,814
Germany	—	1,024,535	—	1,024,535
Italy	—	1,727,817	—	1,727,817
Japan	1,670,424	16,477,025	—	18,147,449
Netherlands	1,458,075	767,312	—	2,225,387
South Africa	1,292,299	1,408,247	—	2,700,546
South Korea	2,774,217	—	—	2,774,217
Switzerland	635,122	—	—	635,122
United Kingdom	1,264,889	4,086,634	—	5,351,523
Total Common Stock	17,513,314	33,192,546	—	50,705,860
Short-Term Investments	1,980,522	—	—	1,980,522
Total Investments, at value	$19,493,836	$33,192,546	$—	$52,686,382

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 95.2%
		Airlines: 0.8%
1,800,000	I	Aeroflot - Russian International Airlines	$3,327,275
			3,327,275
		Banks: 14.9%
1,539,000	I	Bank St. Petersburg BRD - Class S	5,186,430
17,715,021		Sberbank of Russian Federation	51,639,286
987,500		VTB Bank OJSC GDR	4,890,496
			61,716,212
		Beverages: 0.8%
104,500	@	Central European Distribution Corp.	3,349,225
			3,349,225
		Building Materials: 0.6%
100,000	@, I	Sibirskiy Cement OAO	2,400,000
			2,400,000
		Coal: 0.8%
572,600		Raspadskaya - Class S	3,157,889
			3,157,889
		Electric: 12.5%
1,816,111,200	@	Federal Grid Co Unified Energy System JSC	20,450,901
53,769,600	@, I	Holding MRSK OAO	7,151,357
55,561,900		Mosenergo OAO	6,778,552
99,532,300	@, I	OGK-2 OAO	3,185,034
252,553,996	@	RusHydro	10,556,757
5,787,696,000		Territorial Generating Co. 1	3,588,372
			51,710,973
		Food: 1.4%
174,800	@	X5 Retail Group N.V. GDR	5,628,560
			5,628,560
		Internet: 0.4%
1,324,122	@, I	RBC Information Systems	1,601,374
			1,601,374
		Iron/Steel: 6.0%
170,000	L	Evraz Group SA GDR - Reg S	5,644,000
577,000	L	Mechel OAO ADR	11,418,830
2,571,400		Novolipetsk Steel	7,996,784
			25,059,614
		Media: 0.8%
247,700	@	CTC Media, Inc.	3,343,950
			3,343,950
		Metal Fabricate/Hardware: 0.6%
32,800	I	Vsmpo-Avisma Corp.	2,624,000
			2,624,000
		Mining: 9.7%
96,000		Kazakhmys PLC	1,842,768
1,511,721	@	MMC Norilsk Nickel ADR	23,507,261
497,600	@	Polymetal GDR	4,652,560
381,500		Polyus Gold Co. ZAO ADR	10,240,957
			40,243,546
		Oil & Gas: 30.2%
615,500		Lukoil-Spon ADR	34,221,800
311,200		Novatek OAO GDR	22,044,239
3,321,800	L	OAO Gazprom	19,930,800
151,600		OAO Gazprom ADR	3,672,662
2,329,813	@	OAO Rosneft Oil Co. GDR	18,149,243
1,387,400		Surgutneftegaz ADR	11,765,152
489,333		Tatneft GDR	15,267,190
			125,051,086
		Pharmaceuticals: 1.1%
246,865	@	Pharmstandard - Reg S GDR	4,725,753
			4,725,753
		Real Estate: 1.8%
811,680	@	LSR Group GDR	6,655,776
20,000	@, I	Open Investments	856,085
			7,511,861
		Retail: 2.9%
175,000		Magnit OAO	11,900,000
			11,900,000
		Telecommunications: 9.7%
568,400	@	Comstar United Telesystems GDR	3,393,348
350,000		Mobile Telesystems Finance SA ADR	16,723,000
243,000		Sistema JSFC GDR	6,075,000
584,800		Vimpel-Communications OAO ADR	10,608,272
1,145,400	I	VolgaTelecom	3,459,108
			40,258,728
		Transportation: 0.2%
6,060,000		Novorossiysk Sea Trade Port BRD	934,616
			934,616

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2010 (Unaudited) (continued)

Shares				Value

		Total Common Stock
		(Cost $346,775,490)		$394,544,662
MUTUAL FUNDS: 0.4%
		Alternative Investment: 0.4%
636,687	@, I, X	RenShares Utilities Ltd.		1,440,081
		Total Mutual Funds
		(Cost $752,296)		1,440,081
PREFERRED STOCK: 1.5%
		Banks: 0.3%
445,000	@, I	Bank St Petersburg OJSC		1,499,650
				1,499,650
		Oil & Gas: 1.2%
10,200,000		Surgutneftegaz		4,859,062
				4,859,062
		Total Preferred Stock
		(Cost $4,584,601)		6,358,712
		Total Long-Term Investments
		(Cost $352,112,387)		402,343,455
SHORT-TERM INVESTMENTS: 2.5%
		Securities Lending Collateral(cc): 2.5%
9,908,462		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		9,908,462
841,448	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		673,158
		Total Short-Term Investments
		(Cost $10,749,910)		10,581,620
		Total Investments in Securities
		(Cost $362,862,297)*	99.6%	$412,925,075
		Other Assets and Liabilities - Net	0.4	1,536,971
		Net Assets	100.0%	$414,462,046

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at January 31, 2010.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $364,721,020.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$87,422,281
		Gross Unrealized Depreciation		(39,218,226)
		Net Unrealized Appreciation		$48,204,055

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2010
Asset Table
Investments, at value
Common Stock
Airlines	$3,327,275	$—	$—	$3,327,275
Banks	56,825,716	4,890,496	—	61,716,212
Beverages	3,349,225	—	—	3,349,225
Building Materials	2,400,000	—	—	2,400,000
Coal	3,157,889	—	—	3,157,889
Electric	20,703,315	31,007,658	—	51,710,973
Food	5,628,560	—	—	5,628,560
Internet	1,601,374	—	—	1,601,374
Iron/Steel	25,059,614	—	—	25,059,614
Media	3,343,950	—	—	3,343,950
Metal Fabricate/Hardware	2,624,000	—	—	2,624,000
Mining	28,159,821	12,083,725	—	40,243,546
Oil & Gas	103,006,847	22,044,239	—	125,051,086
Pharmaceuticals	—	4,725,753	—	4,725,753
Real Estate	7,511,861	—	—	7,511,861
Retail	11,900,000	—	—	11,900,000
Telecommunications	40,258,728	—	—	40,258,728
Transportation	934,616	—	—	934,616
Total Common Stock	319,792,791	74,751,871	—	394,544,662
Mutual Funds	—	—	1,440,081	1,440,081
Preferred Stock	6,358,712	—	—	6,358,712
Short-Term Investments	9,908,462	—	673,158	10,581,620
Total Investments, at value	$336,059,965	$74,751,871	$2,113,239	$412,925,075

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended January 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 1/31/2010
Asset Table
Investments, at value
Mutual Funds	$1,299,101	$—	$—	$—	$—	$140,980	$—	$—	$1,440,081
Short-Term Investments	—	—	—	—	—	—	673,158	—	673,158
Total Investments, at value	$1,299,101	$—	$—	$—	$—	$140,980	$673,158	$—	$2,113,239

As of January 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $140,980.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 26, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 26, 2010